UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-06652
Investment Company Act File Number
Artio Global Investment Funds
(Exact Name of Registrant as Specified in Charter)
330 Madison Avenue, New York, NY 10017
(Address of Principal Executive Offices)
Anthony Williams
c/o Artio Global Management LLC
330 Madison Avenue, New York, NY 10017
(Name and Address of Agent for Services)
(212) 297-3600
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31
Date of Reporting Period

Item 1. Schedule of Investments

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio Global Equity Fund Inc.

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—95.0%

	United States—39.7%
5,460	Accenture Ltd		$191,482
6,470	Adobe Systems (1)		209,757
6,590	Alpha Natural Resources (1)		219,513
1,960	Amazon.com Inc (1)		168,090
7,940	American Tower — Class A (1)		270,675
6,170	Amgen Inc (1)		384,453
5,420	Anadarko Petroleum		261,244
3,750	Apache Corp		314,812
3,420	Apple Inc (1)		558,794
9,000	Archer-Daniels-Midland Co		271,080
6,300	Ashland Inc		208,782
10,560	AT&T Inc		276,989
26,930	Bank of America		398,295
5,250	Baxter International		295,942
9,760	BB&T Corp		223,309
4,030	Becton Dickinson		262,554
8,865	Burlington Northern Santa Fe		696,700
10,040	Campbell Soup		311,541
3,908	Celgene Corp (1)		222,600
3,550	Cephalon Inc (1)		208,208
10,850	Chevron Corp		753,749
16,370	Cisco Systems (1)		360,304
75,910	Citigroup Inc (1)		240,635
6,870	Cliffs Natural Resources		188,169
6,330	Coca-Cola Co		315,487
1,700	Colgate-Palmolive Co		123,148
5,350	ConocoPhillips		233,849
9,180	Corn Products International		257,040
28,970	Corning Inc		492,490
15,180	Covanta Holding (1)		256,390
6,640	Crane Co		140,901
5,610	Cummins Inc		241,286
13,410	Fidelity National Financial -Class A		192,434
29,100	Fifth Third Bancorp		276,450
1,410	First Solar (1)		217,690
12,370	Foster Wheeler (1)		285,747
5,690	FPL Group		322,452
3,880	Freeport-McMoRan Copper & Gold (1)		233,964
6,390	General Cable (1)		247,740
2,530	Goldman Sachs		413,149
1,504	Google Inc — Class A (1)		666,347
15,380	Government Properties Income Trust REIT (1)		301,909
6,220	Herbalife Ltd		214,030
5,740	Hess Corp		316,848
4,860	Hewlett-Packard Co		210,438
15,250	IMS Health		183,000
19,500	Intel Corp		375,375
2,870	International Business Machines		338,459
46,490	Interpublic Group of Companies (1)		242,213
10,420	Intrepid Potash (1)		263,209
4,780	Itron Inc (1)		249,373
22,980	Johnson & Johnson		1,399,252
4,870	Joy Global		181,067
14,080	JPMorgan Chase		544,192
40,870	KeyCorp		236,229
11,500	Las Vegas Sands (1)		107,525
3,150	Life Technologies (1)		143,420
1,080	MasterCard Inc-Class A		209,552
11,710	Mattel Inc		205,862
9,310	McCormick & Company		299,968
8,600	McDermott International (1)		168,044
5,810	McDonald’s Corp		319,899
10,740	MEMC Electronic Materials (1)		189,239
12,580	Merck & Co		377,526

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio Global Equity Fund Inc.

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

	United States—Continued
31,820	Microsoft Corp		$748,406
4,000	Monsanto Co		336,000
8,650	Morgan Stanley		246,525
4,340	Mosaic Co		226,331
5,510	National-Oilwell Varco (1)		198,029
4,640	NIKE Inc — Class B		262,810
7,510	Nordstrom Inc		198,564
6,280	Occidental Petroleum		448,015
20,153	Pfizer Inc		321,037
7,958	Procter & Gamble		441,749
8,520	QUALCOMM Inc		393,709
7,180	Quanta Services (1)		167,366
11,040	Safeway Inc		208,987
18,650	Sara Lee		198,436
4,710	Schlumberger Ltd		251,985
7,320	State Street		368,196
21,300	Symantec Corp (1)		318,009
4,834	Union Pacific		278,052
9,650	Urban Outfitters (1)		231,986
15,630	Wal-Mart Stores		779,624
8,684	Walt Disney		218,142
7,220	Walter Energy		356,379
14,180	Wells Fargo		346,843
4,320	Zimmer Holdings (1)		201,312

			27,237,362

	Japan—7.7%
11,200	Asahi Breweries		177,068
4,047	Canon Inc		150,070
4,150	Fanuc Ltd		338,731
5,500	JFE Holdings		220,127
56,000	Kawasaki Heavy Industries		143,537
9,000	Kirin Holdings		133,873
26,180	Komatsu Ltd		425,997
3,040	Kyocera Corp		243,341
35,800	Mitsubishi UFJ Financial		212,856
13,600	Mitsui & Co		169,580
93,380	Mizuho Financial		210,901
5,030	Nidec Corp		361,947
20,400	Nomura Holdings		177,652
108	NTT DoCoMo		155,655
10,551	Panasonic Corp		166,254
3,830	Shin-Etsu Chemical		205,189
5,820	Sony Corp		163,543
131,000	Sumitomo Metal Industries		324,765
4,250	Takeda Pharmaceutical		170,991
6,200	Tokyo Electric Power		157,939
23,838	Toyota Motor		999,145

			5,309,161

	France—5.3%
4,260	Alstom SA		290,928
7,100	AXA SA		149,279
3,260	BNP Paribas		236,408
14,630	Credit Agricole		207,728
5,210	Danone SA		278,064
2,470	Electricite de France		121,777
4,900	GDF Suez		186,214
3,600	L’Oreal SA		310,368
3,110	Pernod-Ricard SA		240,390
6,090	Sanofi-Aventis SA		396,823
3,530	Schneider Electric		318,997
2,040	Societe Generale		130,294
4,060	Technip SA		244,172
6,672	Total SA		368,059

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio Global Equity Fund Inc.

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

	France—Continued
980	Vallourec SA		$128,241

			3,607,742

	Switzerland—5.2%
13,519	ABB Ltd — Registered (1)		245,195
4,070	Credit Suisse — Registered		190,973
21,210	Nestle SA — Registered		866,728
13,854	Novartis AG — Registered		629,979
2,840	Roche Holding		444,636
1,190	Swatch Group		215,941
3,070	Transocean Ltd (1)		244,648
8,420	UBS AG — Registered (1)		122,124
32,760	Xstrata PLC		438,943
710	Zurich Financial Services — Registered		138,537

			3,537,704

	United Kingdom—4.9%
13,350	Anglo American		427,153
39,420	Barclays PLC		197,560
13,360	Diageo PLC		207,756
22,030	GlaxoSmithKline PLC		419,643
42,940	HSBC Holdings		431,222
233,116	Lloyds Banking		328,501
9,570	Standard Chartered		225,450
30,800	Tesco PLC		187,652
12,860	Unilever PLC		336,855
157,810	Vodafone Group		321,014
63,450	William Morrison Supermarkets		283,489

			3,366,295

	China—4.5%
210,000	Agile Property Holdings		296,437
475,000	Bank of China — Class H		236,579
284,000	Beijing Capital International Airport-Class H (1)		202,280
182,000	China Coal Energy — Class H		255,033
160,000	China Communications Construction — Class H		207,689
328,000	China Construction Bank — Class H		264,514
94,000	China National Building Material — Class H		204,737
230,000	China Petroleum & Chemical — Class H		207,444
116,000	China Railway Construction — Class H		186,197
220,000	Industrial & Commercial Bank of China — Class H		158,399
408,000	Maanshan Iron & Steel — Class H (1)		317,975
2,180	PetroChina Co Sponsored ADR		256,695
168,000	Yanzhou Coal Mining — Class H		261,428

			3,055,407

	Canada—4.3%
2,860	Bank of Montreal		142,907
3,460	Bank of Nova Scotia		146,964
61,030	Bombardier Inc-Class B		215,646
4,890	Canadian Pacific Railway		216,660
6,090	EnCana Corp		325,483
2,880	First Quantum Minerals		191,139
9,190	Petro-Canada		378,192
2,090	Potash Corp of Saskatchewan		194,018
4,490	Research In Motion (1)		341,240
3,090	Royal Bank of Canada		146,569
12,640	Talisman Energy		194,668
12,240	Teck Resources -Class B (1)		320,973
2,480	Toronto-Dominion Bank		144,772

			2,959,231

	Australia—3.4%
14,290	Australia & New Zealand Banking		220,136
33,060	BHP Billiton		1,040,286

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio Global Equity Fund Inc.

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

	Australia—Continued
10,120	National Australia Bank		$204,695
17,371	Rio Tinto		872,259

			2,337,376

	Germany—3.1%
1,710	Allianz SE — Registered		167,765
7,540	BASF SE		375,855
25,460	Commerzbank AG (1)		198,527
1,980	Deutsche Bank — Registered		127,416
10,680	Deutsche Telekom — Registered		136,123
3,684	E.ON AG		138,723
4,130	Fraport AG		188,424
3,410	Fresenius SE		166,791
3,820	MAN SE		262,667
1,470	Salzgitter AG		148,283
7,050	ThyssenKrupp AG		215,895

			2,126,469

	Brazil—2.3%
9,760	Cia Brasileira de Meios de Pagamento (1)		93,094
32,160	Cyrela Brazil Realty		329,886
4,060	Petroleo Brasileiro Sponsored ADR		167,434
9,970	Usinas Siderurgicas de Minas Gerais		244,913
37,560	Vale SA Sponsored ADR		741,059

			1,576,386

	Hong Kong—2.1%
15,000	Cheung Kong		193,547
63,097	China Merchants Holdings International		208,422
5,760	China Mobile Sponsored ADR		302,227
530,519	GOME Electrical Appliances		153,336
23,000	Hutchison Whampoa		171,534
72,000	Li & Fung Ltd		212,283
15,000	Sun Hung Kai Properties		227,418

			1,468,767

	South Korea—2.1%
1,810	Hyundai Heavy Industries		316,846
5,290	Hyundai Motor		379,457
2,210	POSCO Sponsored ADR		223,365
610	Samsung Electronics		359,583
7,400	SK Telecom Sponsored ADR		124,542

			1,403,793

	Russia—1.5%
12,570	Gazprom OAO Sponsored ADR		259,571
3,180	LUKOIL OAO Sponsored ADR		159,000
29,450	MMC Norilsk Nickel Sponsored ADR (1)		294,794
76,800	Novolipetsk Steel (1)(2)		145,920
2,028	Novolipetsk Steel Sponsored GDR (1)		52,505
23,490	Rosneft Oil Sponsored GDR (1)		143,524
101,011	RusHydro (1)		3,505

			1,058,819

	Italy—1.3%
12,730	Eni SpA		294,723
35,260	Intesa Sanpaolo (1)		130,598
12,630	Lottomatica SpA		265,907
77,901	UniCredit SpA (1)		226,963

			918,191

	Spain—1.2%
15,530	Banco Bilbao Vizcaya Argentaria		253,643
23,140	Banco Santander		333,316

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio Global Equity Fund Inc.

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

	Spain—Continued
8,360	Telefonica SA		$206,884

			793,843

	Netherlands—1.0%
15,320	Chicago Bridge & Iron NY Registered Shares (1)		213,714
12,190	ING Groep Dutch Certificate		155,507
12,070	Royal Dutch Shell — Class A		314,561

			683,782

	India—0.8%
4,320	Grasim Industries		247,028
26,800	Reliance Communications		154,820
14,630	Tata Steel		141,388

			543,236

	Finland—0.6%
10,020	Metso Oyj		210,105
16,950	Nokia Oyj		224,448

			434,553

	Taiwan—0.6%
18,020	AU Optronics Sponsored ADR		200,743
19,677	Taiwan Semiconductor Manufacturing Sponsored ADR		206,018

			406,761

	Multinational—0.5%
9,780	ArcelorMittal		350,106

	Austria—0.5%
8,510	OMV AG		336,012

	Czech Republic—0.5%
1,834	Komercni Banka		314,619

	Norway—0.4%
7,150	StatoilHydro ASA		152,155
16,670	Telenor ASA (1)		153,108

			305,263

	Singapore—0.4%
827,845	Golden Agri-Resources (1)		243,982

	Portugal—0.3%
54,560	Energias de Portugal		215,272

	Chile—0.3%
5,430	Sociedad Quimica y Minera de Chile Sponsored ADR		194,340

	South Africa—0.3%
6,530	Naspers Ltd		192,845

	Belgium—0.2%
40,060	Fortis (1)		155,050

	TOTAL COMMON STOCKS (Cost $59,891,044)		65,132,367

INVESTMENT FUNDS—1.3%

	United States—1.3%
4,320	iPath Dow Jones-UBS Commodity Index Total Return (1)		165,326
8,070	iShares Dow Jones US Real Estate Index Fund		289,471
11,570	PowerShares DB Agriculture Fund (1)		293,531
6,590	PowerShares DB Commodity Index Tracking Fund (1)		151,834

	TOTAL INVESTMENT FUNDS (Cost $816,197)		900,162

EQUITY LINKED NOTES—1.0%

	India—0.6%
5,765	Reliance Industries, Issued by CLSA, Expires 05/17/2010 (1)(3)		235,096
3,904	State Bank of India, Issued by Citigroup, Expires 10/24/2012 (3)		147,513

			382,609

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio Global Equity Fund Inc.

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
EQUITY LINKED NOTES—Continued

	Taiwan—0.4%
89,225	Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/06/2018 (3)		$307,327

	Russia—0.0%
4	Unified Energy System, Issued by Deutsche Bank AG London-OGK4, Expires 12/31/2009 (1)(2)(3)		13,317

	Singapore—0.0%
48,114	Golden Agri-Resources, Issued by Golden Agri-Resources , Expires 07/23/2012 (1)		4,171

	TOTAL EQUITY LINKED NOTES (Cost $599,312)		707,424

PREFERRED STOCKS—0.6%

	Brazil—0.6%
29,330	All America Latina Logistica (Units)		184,109
39,080	Lojas Americanas		218,655

			402,764

	Philippines—0.0%
56,604	Ayala Land (2)		118

	TOTAL PREFERRED STOCKS (Cost $382,357)		402,882

Face
Value	Currency

REPURCHASE AGREEMENT—1.2%

		United States—1.2%
830,280	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2009, due 08/03/2009, with a maturity value of $830,281 and an effective yield of 0.02%, collateralized by a U.S. Government and Agency Obligation, with a rate of 5.308%, a maturity of 09/01/2035 and an aggregate market value of $848,239. (Cost $830,280)	830,280

		TOTAL INVESTMENTS—99.1% (Cost $62,519,190)	67,973,115
		OTHER ASSETS AND LIABILITIES—0.9%	612,637

		TOTAL NET ASSETS —100.0%	$68,585,752

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

(1)	Non-income producing security.

(2)	Illiquid security.

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $63,464,644.
Glossary of Currencies
USD — United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2009
Artio Global Equity Fund Inc.
Forward Foreign Exchange Contracts to Buy

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)

08/10/09	UBS AG	AUD	844,710	701,994	662,134	$39,860
09/02/09	JPMorgan Chase Bank N.A	BRL	1,261,687	668,526	634,332	34,194
09/16/09	UBS AG	CAD	2,362,083	2,185,268	2,106,745	78,523
10/14/09	Credit Suisse London Branch	CZK	296,917	16,416	14,798	1,618
10/22/09	Goldman Sachs & Co.	CZK	218,234	12,062	10,928	1,134
10/27/09	Credit Suisse London Branch	CZK	6,549,959	361,940	354,435	7,505
09/16/09	Credit Suisse London Branch	GBP	1,564,838	2,593,990	2,564,081	29,909
08/24/09	Credit Suisse London Branch	INR	7,786,319	162,133	160,589	1,544
08/10/09	Credit Suisse London Branch	JPY	59,438,461	624,420	622,484	1,936
08/31/09	JPMorgan Chase Bank N.A	KRW	780,958,920	635,721	630,492	5,229
10/30/09	JPMorgan Chase Bank N.A	PLN	1,685,878	573,622	496,944	76,678
09/16/09	Credit Suisse London Branch	ZAR	3,813,231	482,348	474,455	7,893

Net unrealized appreciation on forward foreign exchange contracts to buy						$286,023

Forward Foreign Exchange Contracts to Sell

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)

09/16/09	JPMorgan Chase Bank N.A	BRL	625,515	330,609	326,554	$(4,055)
09/16/09	UBS AG	CAD	2,362,083	2,185,268	2,095,665	(89,603)
10/14/09	Credit Suisse London Branch	CZK	296,917	16,415	16,119	(296)
10/22/09	Goldman Sachs & Co.	CZK	218,234	12,062	11,579	(483)
10/27/09	Credit Suisse London Branch	CZK	6,549,959	361,940	329,672	(32,268)
08/04/09	Northern Trust Company	DKK	1,074,556	204,605	205,295	690
09/16/09	Credit Suisse London Branch	GBP	535,452	887,605	875,684	(11,921)
10/30/09	JPMorgan Chase Bank N.A	PLN	1,685,878	573,622	560,745	(12,877)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(150,813)

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CZK	— Czech Koruna
DKK	— Danish Krone
GBP	— British Pound Sterling
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
PLN	— Polish Zloty
ZAR	— South African Rand

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited) Artio Global Funds Artio Global Equity Fund Inc.	July 31, 2009
At July 31, 2009, sector diversification of the Fund’s investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Financials	17.0%	$11,631,095
Materials	15.3	10,556,540
Information Technology	11.6	7,999,544
Energy	11.4	7,795,944
Industrials	11.3	7,726,482
Consumer Staples	9.7	6,691,486
Healthcare	9.1	6,228,167
Consumer Discretionary	7.7	5,252,342
Telecommunications	3.1	2,102,036
Utilities	1.7	1,159,199
Short-term Investment	1.2	830,280

Total Investments	99.1	67,973,115
Other Assets and Liabilities (Net)	0.9	612,637

Net Assets	100.0%	$68,585,752

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—73.8%

	United Kingdom—10.0%
1,762,967	Anglo American		$56,408,771
857,835	AstraZeneca PLC		39,863,186
4,192,432	Barclays PLC		21,011,126
885,952	BG Group		14,673,064
14,206,045	BP PLC		117,097,993
1,354,135	British American Tobacco		41,711,213
286,928	British Land REIT		2,069,223
2,751,401	BT Group		5,777,025
1,943,995	Cadbury PLC		19,047,052
2,508,747	Diageo PLC		39,012,596
1,237,291	G4S PLC		4,379,403
1,058,541	GKN PLC		1,803,162
6,938,624	GlaxoSmithKline PLC		132,171,716
15,610,079	HSBC Holdings		156,763,038
890,601	Imperial Tobacco		25,262,617
765,111	International Power		3,237,691
1,953,103	J Sainsbury		10,280,495
193,702	Johnson Matthey		4,547,184
226,246	Land Securities REIT		2,002,937
38,304,023	Lloyds Banking		53,976,965
686,912	Marks & Spencer		3,937,390
93,298	Next PLC		2,637,193
4,592,369	Old Mutual		7,295,215
1,853,166	Prudential PLC		13,771,453
976,793	Rentokil Initial		1,570,795
1,349,817	Rolls-Royce Group (1)		9,270,060
17,980,636	Royal Bank of Scotland (1)		13,367,932
2,456,228	Smith & Nephew		19,362,630
1,178,652	Standard Chartered		27,766,735
7,678,357	Tesco PLC		46,781,139
159,866	Unilever PLC		4,187,534
63,184,950	Vodafone Group		128,529,659
379,544	Whitbread PLC		5,445,959
1,755,042	William Morrison Supermarkets		7,841,361
3,652,829	WPP PLC		27,962,847

			1,070,824,359

	France—8.0%
111,469	Accor SA		4,733,153
456,008	Aeroports de Paris		36,611,596
222,049	Air Liquide		23,062,977
697,563	Alcatel-Lucent (1)		1,918,602
158,241	Alstom SA		10,806,755
1,073,211	AXA SA		22,564,510
973,303	BNP Paribas		70,581,899
282,509	Bouygues SA		11,969,753
392,554	Carrefour SA		18,329,757
285,872	Casino Guichard-Perrachon		19,596,014
110,256	Cie Generale de Geophysique-Veritas (1)		2,222,805
350,243	Compagnie de Saint-Gobain (2)		14,127,046
141,183	Compagnie Generale des Etablissements Michelin		10,140,217
1,179,568	Credit Agricole		16,748,410
828,601	Danone SA		44,223,427
203,089	Electricite de France (2)		10,012,746
2,392,431	France Telecom		59,391,625
1,069,162	GDF Suez		40,631,136
356,267	Lafarge SA		25,598,342
27,166	Lagardere SCA		1,009,275
190,195	LVMH		17,066,082
529,960	Natixis (1)		1,372,718
210,456	Pernod-Ricard SA		16,267,349
135,041	Peugeot SA (1)		4,074,149
63,408	PPR		7,029,022
196,022	Publicis Groupe (2)		6,931,080

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

	France—Continued
238,984	Renault SA (1)		$10,137,481
1,210,669	Sanofi-Aventis SA		78,886,935
181,407	Schneider Electric		16,393,276
433,845	Societe Generale		27,709,522
87,979	Technip SA		5,291,141
2,329,266	Total SA		128,493,145
54,186	Valeo SA (1)		1,428,893
31,599	Vallourec SA (2)		4,134,992
365,393	Veolia Environnement		12,500,206
863,386	Vinci SA		43,711,377
1,048,086	Vivendi		26,783,778

			852,491,191

	Japan—7.9%
400,727	Aisin Seiki		10,250,226
355,400	Asahi Breweries		5,618,751
1,002,000	Asahi Glass		8,652,177
1,217,900	Bank of Yokohama		6,563,188
49,200	Benesse Corp		2,119,019
561,700	Bridgestone Corp		9,700,455
1,002,473	Canon Inc		37,173,483
1,591	Central Japan Railway		9,543,159
543,000	Chiba Bank		3,502,306
199,300	Daikin Industries		7,201,975
828,700	Daiwa Securities		4,874,962
435,106	Denso Corp		12,775,054
319,400	East Japan Railway		18,218,835
282,500	Eisai Co		10,000,788
64,500	FamilyMart Co		2,086,874
204,900	Fanuc Ltd		16,724,334
449,000	Fukuoka Financial		1,957,403
115,049	Hitachi Construction Machinery		2,029,175
1,605,552	Honda Motor		51,441,080
1,259,297	ITOCHU Corp		9,365,852
12,400	Japan Airport Terminal		144,066
154,855	Japan Steel Works		2,017,125
260,400	JFE Holdings		10,422,018
1,217,000	Kawasaki Heavy Industries		3,119,365
693	KDDI Corp		3,654,457
605,000	Kirin Holdings		8,999,212
170,000	Koito Manufacturing		2,482,273
1,069,300	Komatsu Ltd		17,399,503
289,000	Konica Minolta		3,142,129
950,269	Kubota Corp		8,504,955
62,744	Kurita Water Industries		2,069,606
100,900	Kyocera Corp		8,076,664
46,700	Lawson Inc		1,927,948
112,900	Makita Corp		2,787,069
894,097	Mitsubishi Corp		17,751,387
1,582,000	Mitsubishi Electric		11,533,253
781,000	Mitsubishi Estate		12,938,043
1,177,000	Mitsubishi Heavy Industries		4,685,992
7,291,500	Mitsubishi UFJ Financial		43,353,002
143,380	Mitsubishi UFJ Lease & Finance		4,367,897
1,356,900	Mitsui & Co		16,919,379
590,500	Mitsui Fudosan		10,793,319
5,830,700	Mizuho Financial		13,168,764
279,000	NGK Insulators		6,286,622
121,500	Nichi-iko Pharmaceutical		4,020,432
194,916	Nidec Corp		14,025,680
179,000	Nikon Corp		3,576,427
36,416	Nintendo Co		9,789,227
1,300,000	Nippon Steel		5,175,692
299,200	Nippon Telegraph & Telephone		12,289,217

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

	Japan—Continued
2,348,000	Nissan Motor		$16,994,296
2,217,100	Nomura Holdings		19,307,484
381,000	NSK Ltd		2,053,186
243,000	NTN Corp		977,667
8,410	NTT DoCoMo		12,120,931
38,560	ORIX Corp		2,426,329
1,469,132	Panasonic Corp		23,149,304
737,000	Ricoh Co		9,615,568
64,700	Sawai Pharmaceutical		3,405,084
125,500	Seven & I		2,926,729
214,600	Shin-Etsu Chemical		11,497,032
200,000	Shizuoka Bank		1,958,086
27,300	SMC Corp		3,062,808
561,308	Sony Corp		15,772,876
104,600	Stanley Electric		2,158,038
443,000	Sumitomo Heavy Industries		2,126,698
1,673,000	Sumitomo Metal Industries		4,147,571
572,000	Sumitomo Mitsui Financial		24,335,312
424,000	Sumitomo Realty & Development		8,685,330
1,163,400	Sumitomo Trust & Banking		6,330,597
205,000	Suruga Bank		2,166,395
1,141,200	Suzuki Motor		28,651,379
318,800	Takeda Pharmaceutical		12,826,346
252,600	Tokio Marine		7,297,127
200,000	Tokyo Electric Power		5,094,805
59,150	Towa Pharmaceutical (2)		2,963,869
66,025	Toyota Boshoku		1,284,503
2,592,589	Toyota Motor		108,665,687
55,800	Unicharm Corp		4,490,026
296,000	Yaskawa Electric		2,092,631

			843,803,513

	Switzerland—7.6%
1,697,089	ABB Ltd — Registered (1)		30,780,188
267,528	BKW FMB Energie		20,557,088
970,191	Credit Suisse — Registered		45,523,480
472,161	Dufry Group — Registered (1)		18,206,440
136,505	Flughafen Zuerich — Registered		37,162,337
9,587	Givaudan SA — Registered		6,364,610
356,329	Holcim Ltd — Registered (1)		21,487,342
78,370	Logitech International — Registered (1)		1,310,718
4,018,231	Nestle SA — Registered		164,201,440
918,128	Nobel Biocare — Registered		21,651,186
3,475,672	Novartis AG — Registered		158,048,211
752,207	Roche Holding		117,767,135
9,235	Straumann Holding — Registered		2,008,747
31,497	Sulzer AG — Registered		2,063,218
32,673	Swatch Group		5,928,954
25,635	Swiss Life — Registered (1)		2,550,995
359,743	Swiss Reinsurance — Registered		13,704,495
29,846	Swisscom AG — Registered		9,726,815
61,867	Syngenta AG — Registered		14,175,519
2,477,640	UBS AG — Registered (1)		35,935,852
4,653,358	Xstrata PLC		62,349,139
95,096	Zurich Financial Services — Registered		18,555,317

			810,059,226

	Germany—6.6%
204,352	Adidas AG		8,590,199
384,001	Allianz SE — Registered		37,673,684
963,422	BASF SE		48,024,745
852,135	Bayer AG		52,021,404
48,247	Beiersdorf AG		2,416,649
282,306	BMW AG		12,979,761
156,611	Celesio AG		4,149,839

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

	Germany—Continued
635,929	Commerzbank AG (1)(2)		$4,958,736
794,025	Daimler AG — Registered		36,552,417
569,282	Deutsche Bank — Registered		36,634,247
143,239	Deutsche Boerse		11,291,086
713,069	Deutsche Post — Registered		11,226,639
38,878	Deutsche Postbank (1)		1,068,212
3,396,586	Deutsche Telekom — Registered		43,291,431
1,898,886	E.ON AG		71,503,385
2,683,058	Fraport AG		122,409,674
447,396	Fresenius SE		21,883,200
183,856	GEA Group		2,995,004
18,031	Hamburger Hafen und Logistik		823,143
38,213	Hochtief AG		2,281,913
53,869	K+S AG		3,007,560
99,256	Kloeckner & Co (1)		2,541,407
216,530	MAN SE		14,888,792
723,587	Marseille-Kliniken AG (3)		4,780,533
36,071	Merck KGaA		3,339,420
67,231	Muenchener Rueckversicherungs Gesellschaft — Registered		10,112,154
397,490	RWE AG		33,389,829
36,997	Salzgitter AG		3,731,995
704,495	SAP AG		32,960,326
692,240	Siemens AG — Registered		54,959,700
342,436	ThyssenKrupp AG		10,486,554
170,741	TUI AG (1)		1,094,147
12,088	Wacker Chemie		1,604,780

			709,672,565

	Australia—4.1%
5,036,153	BHP Billiton		147,366,025
19,817,041	Macquarie Airports		41,022,487
2,891,745	Rio Tinto (2)		145,204,731
2,571,282	Rio Tinto		106,101,067

			439,694,310

	Netherlands—4.0%
1,146,470	AEGON NV		8,383,853
228,743	European Aeronautic Defence & Space (2)		4,339,139
76,833	Fugro NV Dutch Certificate		3,429,661
1,408,934	Heineken NV		55,950,426
158,135	Heineken Holding		5,414,331
1,648,618	ING Groep Dutch Certificate		21,031,278
3,149,190	KKR Private Equity Investors (Unit) (1)		21,414,492
3,277,203	Koninklijke (Royal) KPN (2)		48,994,753
649,091	Koninklijke Philips Electronics		14,723,980
1,928,647	Reed Elsevier		20,108,330
3,734,547	Royal Dutch Shell — Class A		97,327,511
2,377,858	Royal Dutch Shell — Class B		61,260,717
117,359	SBM Offshore		2,232,896
267,992	TNT NV		6,331,794
2,184,037	Unilever NV Dutch Certificate		59,358,340

			430,301,501

	Spain—2.9%
17,009	Acciona SA		2,043,705
3,366,171	Banco Bilbao Vizcaya Argentaria		54,977,918
212,455	Banco Popular Espanol		1,908,153
9,812,017	Banco Santander		141,335,624
154,886	Cintra Concesiones de Infraestructuras de Transporte		1,262,640
160,686	EDP Renovaveis (1)		1,641,162
57,356	Grupo Ferrovial		1,959,727
2,304,572	Iberdrola SA		19,669,187
142,492	Inditex SA		7,624,160

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

	Spain—Continued
3,293,957	Telefonica SA		$81,514,978

			313,937,254

	Canada—2.9%
352,481	Bank of Montreal (2)		17,612,639
664,929	Bank of Nova Scotia		28,243,030
316,831	Canadian Imperial Bank of Commerce		19,433,044
51,188	Canadian Pacific Railway		2,267,973
800,886	EnCana Corp		42,803,804
266,672	Manulife Financial		6,452,816
106,042	National Bank of Canada		5,699,843
1,012,733	Petro-Canada		41,676,525
31,948	Potash Corp of Saskatchewan		2,965,777
262,264	Research In Motion (1)		19,932,064
919,331	Royal Bank of Canada		43,606,784
71,995	Sun Life Financial		2,451,999
2,591,750	Talisman Energy		39,915,491
428,559	Teck Resources -Class B (1)		11,238,227
479,075	Toronto-Dominion Bank		27,966,352

			312,266,368

	Russia—1.9%
437,925	Alfa Cement (1)(3)(4)		28,635,916
3,086,142	AvtoVAZ Sponsored GDR (1)(4)		5,564,052
12,248,934	Central Telecommunication (4)		4,225,882
53,536,950	Chelindbank OJSC (1)(4)		5,889,064
76,334	Evraz Group Registered Sponsored GDR (1)		1,679,348
2,225,330	Gazprom OAO Sponsored ADR		45,953,064
268,419,608	IDGC of North-West (1)(4)		724,733
166,480,998	IDGC of South (1)(4)		732,516
158,266	Inter Rao UES Sponsored GDR (1)(4)(5)		1,171,168
547,651	Kuban Energy Retail (1)(4)		238,599
547,651	Kuban Trunk Grid (1)(4)		91,978
547,651	Kubanenergo OAO (1)(4)		1,997,122
118,567	Kuzbassenergo OJSC Sponsored GDR (1)(4)(5)		254,919
218,621	LUKOIL OAO Sponsored ADR		10,931,050
139,510	Mechel Sponsored ADR		1,489,967
1,224,929	MMC Norilsk Nickel Sponsored ADR (1)		12,261,539
46,170	Mobile TeleSystems Sponsored ADR		1,938,678
572,363	Mosenergo OAO Sponsored GDR (1)(4)(5)		1,628,587
236,718,165	MRSK Urala (1)(4)		1,597,848
1,369,875	North-West Telecom Sponsored ADR		3,424,687
72,150	NovaTek OAO Sponsored GDR		3,110,386
241,467	Novolipetsk Steel Sponsored GDR (1)		6,251,581
766,444	OAO Dalsvyaz (4)		1,341,277
1,102,341	OGK1 OAO Sponsored GDR (1)(4)(5)		1,175,341
426,500	OGK2 OAO Sponsored GDR (1)(4)(5)		1,023,600
600,682	OGK3 OJSC Sponsored GDR (1)(4)(5)		1,506,463
497,299	OGK6 OAO Sponsored GDR (1)(4)(5)		932,829
36,847	Pharmstandard Registered Sponsored GDR (1)		552,705
85,300,000	RAO Energy System of East — BRD (1)(4)		469,150
1,143,384	Rosneft Oil Sponsored GDR (1)		6,986,076
78,061	RTS Stock Exchange — BRD (1)(4)		20,017,963
78,053,115	RusHydro (1)		2,708,443
585,850	Severstal Registered Sponsored GDR		4,007,214
117,203	Sibirskiy Cement (1)(4)		1,544,150
227,244	Sibirtelecom Sponsored ADR		836,485
59,050	Sistema JSFC Sponsored GDR (1)		884,569
20,946	Sistema-Hals (1)(4)		193,425
1,684,642	Sistema-Hals Sponsored GDR (1)(5)		777,840
787,702	Southern Telecommunication Sponsored ADR (4)		1,378,479
651,692	TGK1 OAO Sponsored GDR (1)(4)(5)		898,245
110,037	TGK2 Sponsored GDR (1)(4)(5)		237,089
270,401	TGK4 Sponsored GDR (1)(4)(5)		406,972
286,608	TGK9 OAO Sponsored GDR (1)(4)(5)		708,347

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

	Russia—Continued
27,296	TGK14 JSC Sponsored GDR (1)(4)(5)		$75,246
137,550	Uralkali Sponsored GDR (1)		2,530,920
472,896	Veropharm (1)(4)		10,167,264
277,962	Vimpel-Communications Sponsored ADR (1)		3,755,267
284,902	Volga Territorial Generating Sponsored GDR (4)(5)		648,161
900,473	VolgaTelecom		1,080,568
169,605	VolgaTelecom Sponsored ADR		432,493
20,970	Wimm-Bill-Dann Foods Sponsored ADR (1)		1,429,315
17,600	X 5 Retail — Registered Sponsored GDR (1)		283,360
293,432	Yenisei Territorial Generating Sponsored GDR (1)(4)(5)		190,601

			208,972,541

	Italy—1.7%
445,067	Assicurazioni Generali		10,089,589
245,741	Atlantia SpA		5,393,221
2,045,267	Enel SpA		11,055,019
2,660,047	Eni SpA		61,585,027
325,117	Geox SpA		2,551,273
4,912,164	Intesa Sanpaolo (1)		18,194,025
1,148,455	Intesa Sanpaolo		3,223,880
152,595	Italcementi SpA		1,984,934
551,735	Mediaset SpA		3,318,578
430,011	Mediobanca SpA (2)		6,005,034
1,808,448	Parmalat SpA		4,494,564
75,072	Prysmian SpA		1,284,650
134,588	Saipem SpA		3,625,430
14,515,483	Telecom Italia		22,596,099
8,054,406	UniCredit SpA (1)		23,466,320

			178,867,643

	Czech Republic—1.6%
1,024,807	Komercni Banka		175,803,652

	Hong Kong—1.4%
11,068,758	China Merchants Holdings International		36,562,371
3,884,749	China Mobile		40,902,384
30,866,602	Clear Media (1)(3)		14,855,701
11,324,872	CNOOC Ltd		15,255,600
6,818,060	Emperor Entertainment Hotel		712,593
80,949,736	GOME Electrical Appliances		23,396,934
216,300	Hang Seng Bank		3,513,806
1,419,000	Hutchison Whampoa		10,582,925
11,273,145	Melco International Development (1)(2)		7,316,587

			153,098,901

	China—1.4%
24,623,000	Bank of China — Class H		12,263,763
2,146,000	Bank of Communications — Class H		2,644,409
68,526,074	Beijing Capital International Airport — Class H (1)		48,807,934
25,170,668	China Construction Bank — Class H		20,298,795
2,612,613	China Life Insurance — Class H		11,596,556
1,423,000	China Merchants Bank — Class H		3,349,078
6,002,000	China Petroleum & Chemical — Class H		5,413,382
8,046,000	China Telecom — Class H		4,215,039
26,324,427	Industrial & Commercial Bank of China — Class H		18,953,465
4,245,558	Lianhua Supermarket — Class H		7,811,776
10,521,516	PetroChina Co — Class H		12,530,705

			147,884,902

	Finland—1.0%
961,488	Atria PLC		14,722,015
616,674	Fortum Oyj		14,207,205
72,679	Kesko Oyj-Class B		1,906,252
175,286	Metso Oyj		3,675,488
135,000	Neste Oil		1,898,651
2,122,314	Nokia Oyj		28,103,225

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

	Finland—Continued
106,997	Nokian Renkaat		$2,248,120
567,968	Olvi Oyj — Class A		14,043,326
490,081	Orion Oyj — Class B		8,546,191
93,532	Rautaruukki Oyj		2,012,944
320,524	Sampo Oyj — Class A		6,657,295
900,958	Stora Enso — Class R (1)		5,696,906
29,941	Wartsila Oyj		1,065,466

			104,783,084

	South Korea—1.0%
79,490	Hynix Semiconductor (1)		1,139,085
133,040	Hyundai Motor		9,543,091
347,567	KB Financial (1)		15,026,712
87,107	KT&G Corp		5,056,773
57,057	POSCO		23,320,806
48,756	Samsung Electronics		28,740,713
320,700	Shinhan Financial (1)		10,862,335
59,849	SK Telecom		9,039,236

			102,728,751

	Poland—0.9%
1,410,897	Agora SA (1)		8,932,020
59,823	AmRest Holdings (1)		1,228,293
45,232	Bank Pekao (1)		2,253,667
44,129	Budimex SA		1,062,358
660,666	Dom Development		8,138,926
82,000	Globe Trade Centre (1)		729,575
442,284	Grupa Kety (1)		12,895,063
549,557	Hydrobudowa Polska (1)		900,805
43,412	PBG SA (1)		3,357,383
2,430,208	PKO Bank Polski		27,701,336
1,360,663	Polimex Mostostal		1,815,924
1,071,000	Polska Grupa Farmaceutyczna (1)(3)		13,560,441
231,934	Sniezka SA (4)		2,420,733
42,962	Stomil Sanok		113,203
1,164,074	Telekomunikacja Polska		5,931,410
299,389	TVN SA		1,383,096

			92,424,233

	Austria—0.9%
123,616	Erste Group Bank		4,292,034
806,641	Flughafen Wien		31,106,334
1,077,794	OMV AG		42,555,980
26,508	Raiffeisen International Bank		1,176,684
409,868	Telekom Austria		6,223,477
92,254	Voestalpine AG		2,546,542
212,498	Wienerberger AG (1)		3,521,835

			91,422,886

	Ukraine—0.8%
214,485	Anthousa Ltd Sponsored GDR (1)(4)(5)		5,861,875
8,916,599	Bank Forum (1)(3)		7,586,186
76,611,005	Bohdan Automobile Plant (1)(4)		1,366,838
2,343,250	Centrenergo (1)		2,149,839
178,305	Centrenergo Sponsored ADR (1)		1,635,878
1,237,519	Chernivtsioblenergo (4)		667,867
5,006,914	Davento PLC GDR (1)(4)(5)		1,632,667
20,500	Dniproenergo (4)		2,023,968
12,382,906	Dragon-Ukrainian Properties & Development (1)(3)		8,519,534
7,562,990	Harkivoblenergo (4)		3,049,205
10,700	Ivano Frankivskcement (1)(4)		108,698
902,412	Khmelnitskoblenergo JSC (1)(4)		544,312
2,750,000	Kirovogradoblenergo (1)(4)		87,302
240,262	Korukivskas Technical Papers Factory (1)(4)		381,368
3,228,131	Krymenergo (4)		809,595

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

	Ukraine—Continued
115,161	Kyivmedpreparat (1)(4)		$292,472
189,156	Lvivoblenergo (1)(4)		142,918
267,596	Odessaoblenergo (1)(4)		38,228
5,542,248	Oranta (1)(4)		4,750,498
488,244	Poltavaoblenergo (1)(4)		300,696
93,280,824	Raiffeisen Bank Aval (1)		3,766,768
65,228	Retail Group (1)(4)		13,369,379
21,017	Rodovid Bank (1)(4)		184
8,375,303	Slavutich Brewery (1)(4)		1,116,707
641,180	Ternopiloblenergo (1)(4)		386,743
2,636,403	Tsukrovyy soyz Ukrros (1)(4)		276,195
1,153,346,022	Ukrinbank (1)(3)(4)		512,598
8,685	Ukrnafta Sponsored ADR (1)		914,252
84,835,914	Ukrsotsbank JSCB (1)		3,447,301
116,751,392	UkrTelecom		4,951,742
573,260	UkrTelecom Sponsored GDR (1)		1,170,345
65,728	Vinnitsaoblenergo (1)(4)		1,210,230
4,114,636	Volynoblenergo (4)		235,122
4,799,516	Zakarpattyaoblenergo (4)		3,123,495
15,000	Zakhidenergo (1)		678,590
595,792	Zakhidenergo GDR (1)		6,738,313
400,000	Zhytomyroblenergo (1)(4)		106,667

			83,954,575

	Sweden—0.8%
497,338	Atlas Copco — Class A		5,870,873
543,736	Getinge AB — Class B		8,060,545
111,800	Hennes & Mauritz — Class B		6,583,421
1,146,531	Sandvik AB		10,819,597
217,879	Skanska AB — Class B		3,028,049
314,304	SKF AB — Class B		4,670,145
1,810,383	Svenska Cellulosa — Class B		23,048,196
274,698	Swedbank AB — Class A (1)		2,102,098
327,137	Swedish Match		6,185,486
725,301	TeliaSonera AB		4,609,479
1,172,664	Volvo AB — Class B		8,490,800

			83,468,689

	Bulgaria—0.7%
301,290	Bulgarian American Credit Bank (1)		2,380,444
11,652,801	Bulgarian Telecommunication (4)		45,357,742
1,276,434	Central Cooperative Bank (1)		1,138,946
10,693,367	Chimimport AD (1)(3)		17,052,339
47,828	Devin AD (1)		100,537
354,861	DZI Insurance (3)(4)		4,771,435
92,174	Kaolin AD (4)		253,018
1,703,999	LEV INS (4)		3,334,878
806,010	Sopharma AD (1)		1,717,650
1,425,011	Sparki Eltos Lovetch (1)(3)		1,632,008

			77,738,997

	Romania—0.7%
731,600	Antibiotice		169,673
834,977	Banca Transilvania		404,137
49,422,344	Biofarm Bucuresti (1)		3,388,790
4,182,214	BRD-Groupe Societe Generale		14,197,725
14,619,597	Cemacon SA (1)(3)		475,666
7,691,800	Compa Sibiu (1)		615,313
5,115,298	Concefa SA (1)		343,868
4,950,133	Condmag SA (1)		490,829
40,338,000	Dafora SA (1)		710,455
16,912,495	Impact Developer & Contractor (1)(3)		2,262,465
493,519,000	Rompetrol Rafinare (1)		7,978,846
503,687,257	SNP Petrom (1)		42,832,421
13,131,100	Socep Constanta (1)		617,903

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

	Romania—Continued
3,443,800	Spicul Buzau (1)		$468,796
11,918,318	Zentiva SA (1)		2,704,020

			77,660,907

	Denmark—0.6%
100,454	ALK-Abello A/S		7,670,069
1,115	AP Moller-Maersk — Class B		6,899,950
48,357	Carlsberg A/S — Class B		3,337,760
533,294	Danske Bank (1)		11,042,913
96,242	DSV A/S (1)		1,319,425
54,444	FLSmidth & Co (1)		2,353,226
407,646	Novo Nordisk — Class B		23,867,998
726,577	TK Development (1)		3,472,506
76,662	Vestas Wind Systems (1)		5,371,748

			65,335,595

	Hungary—0.6%
326,333	Magyar Telekom		1,179,743
2,828,698	OTP Bank (1)		60,138,876

			61,318,619

	Norway—0.5%
630,369	Dnb NOR (1)		5,462,058
898,125	Norsk Hydro (1)		5,252,278
1,954,420	Orkla ASA		15,410,833
752,330	RomReal Ltd (1)		232,205
118,993	Seadrill Ltd		1,902,063
1,237,183	StatoilHydro ASA		26,327,746
429,717	Telenor ASA (1)		3,946,815

			58,533,998

	Multinational—0.5%
953,170	ArcelorMittal		34,121,757
414,976	Central European Media Enterprises — Class A (1)		8,764,293
157,077	Frontline Ltd		3,616,964
212,213	Tenaris SA		3,201,203

			49,704,217

	Belgium—0.4%
334,094	Anheuser-Busch InBev		13,222,268
89,572	Belgacom SA		3,191,911
429,596	Dexia SA (1)		3,356,528
2,660,139	Fortis (1)		10,295,954
167,943	KBC Groep (1)		3,561,994
33,468	Solvay SA		3,263,085
75,314	UCB SA		2,477,213
180,047	Umicore		4,676,393

			44,045,346

	Ireland—0.4%
147,739	Bank of Ireland (1)		419,438
1,794,365	CRH PLC		43,043,818

			43,463,256

	Serbia—0.4%
364,774	AIK Banka (1)		11,671,212
46,635	Energoprojekt Holding (1)		509,920
78,573	Imlek ad (1)(4)		1,401,188
41,955	Komercijalna Banka (1)(4)		17,889,257
6,149	Metals banka (1)(4)		524,395
93,520	Privredna Banka (1)(4)		860,216
120,631	Tigar ad Pirot (1)(3)(4)		1,320,851
78,160	Toza Markovic ad Kikinda (1)(3)(4)		3,267,330
18,517	Univerzal Banka (1)(4)		1,776,549

			39,220,918

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value
COMMON STOCKS—Continued

	Mexico—0.4%
566,499	America Movil Sponsored ADR — Class L		$24,365,122
435,041	Cemex Sponsored ADR (1)		4,085,035
1,873,774	Cemex (Unit) (1)		1,761,968
1,254,640	Grupo Cementos de Chihuahua (4)		3,085,168
365,493	Grupo Televisa		1,320,268
153,688	Grupo Televisa Sponsored ADR		2,780,216
624,259	Urbi Desarrollos Urbanos (1)		1,078,625

			38,476,402

	Lebanon—0.2%
278,581	SOLIDERE — Class A		7,240,320
752,109	SOLIDERE Sponsored GDR (5)		19,547,313

			26,787,633

	Greece—0.2%
672,682	Hellenic Telecommunications Organization		10,490,644
490,558	National Bank of Greece (1)		14,243,606

			24,734,250

	South Africa—0.2%
1,389,829	FirstRand Ltd		2,689,626
544,496	Impala Platinum		13,057,930
163,791	Lonmin PLC (1)		3,749,979
50,018	Sasol Ltd		1,773,846

			21,271,381

	Venezuela—0.2%
38,451	Banco Provincial (4)		150,667
156	Banco Venezolano de Credito (4)		108,148
15,843,815	Cemex Venezuela SACA — I (1)(4)		2,260,450
2,797,674	Mercantil Servicios Financieros — Class B (4)		10,540,841
2,847,910	Siderurgica Venezolana Sivensa SACA (3)(4)		5,264,910

			18,325,016

	Georgia—0.1%
2,190,670	Bank of Georgia — Registered Shares Sponsored GDR (1)(3)		13,034,486

	Portugal—0.1%
3,275,561	Energias de Portugal		12,924,047

	India—0.1%
379,350	ICICI Bank		6,012,243
61,339	Larsen & Toubro		1,929,204
16,000	Reliance Industries (1)		658,686
101,368	State Bank of India		3,845,430

			12,445,563

	Zambia—0.1%
9,363,990	Zambeef Products (3)		7,416,653

	Brazil—0.0%
171,296	Cia Siderurgica Nacional		4,386,799

	Turkey—0.0%
630,710	Turkiye Is Bankasi — Class C		2,174,862

	Turkmenistan—0.0%
390,509	Dragon Oil (1)		2,172,044

	Slovenia—0.0%
119,978	Nova Kreditna Banka Maribor		2,007,166

	Lithuania—0.0%
1,753,630	Rokiskio Suris (1)		1,598,497

	Croatia—0.0%
10,188	FIMA Validus (1)(4)		34,856

	Latvia—0.0%
1,424,182	AS Parex Banka (4)		—

	TOTAL COMMON STOCKS (Cost $7,237,324,696)		7,911,271,652

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

PREFERRED STOCKS—1.2%

	Brazil—0.9%
1,286,432	Banco Bradesco		$20,256,343
19,111	Cia de Bebidas das Americas ADR		1,344,077
35,616	Cia de Bebidas das Americas		2,508,957
291,386	Gerdau SA		3,405,054
1,639,510	Itau Unibanco		29,354,187
884,509	Petroleo Brasileiro		14,832,546
376,581	Usinas Siderurgicas de Minas Gerais		8,885,518
1,041,595	Vale SA		17,982,937

			98,569,619

	Germany—0.1%
47,652	Porsche Automobil		3,090,132
113,070	Volkswagen AG		8,815,171

			11,905,303

	Bulgaria—0.1%
6,416,021	Chimimport (4)		10,231,405

	Russia—0.1%
38,603	Silvinit (4)		7,180,158

	Philippines—0.0%
11,528,247	Ayala Land (4)		23,977

	TOTAL PREFERRED STOCKS (Cost $116,315,159)		127,910,462

EQUITY LINKED NOTES—1.1%

	Taiwan—0.7%
2,497,854	ACER Inc, Issued by CLSA , Expires 01/04/2011 (5)		5,270,472
1,878,000	Asia Cement, Issued by Deutsche Bank AG London , Expires 09/26/2017 (5)		2,009,272
2,103,654	Asustek Computer, Issued by Merrill Lynch International , Expires 03/22/2011		3,341,234
3,042,000	AU Optronics, Issued by CLSA , Expires 06/11/2012 (5)		3,376,620
4,917,000	Cathay Financial, Issued by Citigroup, Expires 01/17/2012 (1)(5)		7,532,844
4,604,082	China Steel, Issued by Merrill Lynch International , Expires 08/08/2011 (5)		4,457,672
4,748,000	Chinatrust Financial, Issued by Citigroup , Expires 01/17/2012 (5)		2,995,988
2,176,000	Chunghwa Telecom, Issued by Merrill Lynch International , Expires 06/07/2010		4,373,325
4,645,145	Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/06/2018 (5)		15,999,737
617,000	Taiwan Fertilizer, Issued by Deutsche Bank AG London , Expires 01/19/2017 (5)		1,955,952
14,784,139	Taiwan Semiconductor Manufacturing, Issued by Deutsche Bank AG London , Expires 01/19/2017		26,541,965
2,203,000	United Microelectronics, Issued by Merrill Lynch International , Expires 08/16/2011 (1)(5)		979,013

			78,834,094

	India—0.4%
69,213	Bharat Heavy Electricals, Issued by CLSA , Expires 07/20/2010 (5)		3,221,173
940,792	Bharti Airtel, Issued by Merrill Lynch International , Expires 06/29/2012 (5)		8,056,754
413,443	Cairn India, Issued by Deutsche Bank AG London , Expires 01/23/2017 (1)		2,029,468
442,057	GAIL India, Issued by Deutsche Bank AG London , Expires 01/24/2017 (5)		3,061,245
137,887	ICICI Bank, Issued by CLSA, Expires 05/10/2010 (5)		2,182,310
101,527	Larsen & Toubro, Issued by CLSA , Expires 04/11/2011 (5)		3,190,994
305,815	Reliance Industries, Issued by CLSA, Expires 05/17/2010 (1)(5)		12,471,129
120,369	State Bank of India, Issued by Citigroup, Expires 10/24/2012 (5)		4,548,143

			38,761,216

	Russia—0.0%
853	Unified Energy System, Issued by Deutsche Bank AG London-OGK4, Expires 12/31/2009 (1)(4)(5)		2,839,948

	Ukraine—0.0%
1,016	Laona Investments, Issued by UniCredit Bank Austria , Expires 11/16/2010 (1)(4)		187,256

	Italy—0.0%
466,510	Unione di Banche Italiane, Issued by UBI Banca SCPA, Expires 06/30/2011 (1)		33,930

	TOTAL EQUITY LINKED NOTES (Cost $119,417,735)		120,656,444

INVESTMENT FUNDS—0.3%

	Brazil—0.1%
150,222	iShares MSCI Brazil Index Fund		8,652,787

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio International Equity Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

INVESTMENT FUNDS—Continued

	Australia—0.1%
6,527,159	Australian Infrastructure Fund		$8,031,002

	Romania—0.1%
4,035,500	SIF 1 Banat Crisana Arad		1,275,018
3,406,316	SIF 2 Moldova Bacau		950,286
9,533,500	SIF 3 Transilvania Brasov		1,515,670
4,871,855	SIF 4 Muntenia Bucuresti		1,048,010
4,143,975	SIF 5 Oltenia Craiova		1,344,112

			6,133,096

	Sweden—0.0%
1,485,000	NAXS Nordic Access Buyout Fund (1)		5,034,728

	Russia—0.0%
92,634	Renaissance Pre-IPO Fund (1)(4)		926,340

	TOTAL INVESTMENT FUNDS (Cost $48,880,992)		28,777,953

FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%

	Bulgaria—0.1%
12,071,674	Bulgaria Compensation Notes (1)		2,353,784
3,842,865	Bulgaria Housing Compensation Notes (1)(4)		738,156
29,663,486	Bulgaria Registered Compensation Vouchers (1)		5,590,393

	TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $19,710,351)		8,682,333

RIGHTS—0.0%

	South Korea—0.0%
27,000	KB Financial (1)(4)		348,437

	Serbia—0.0%
120,631	Tigar (1)(4)		1,653

	Greece—0.0%
2	National Bank Of Greece (1)(4)		—

	TOTAL RIGHTS (Cost $0)		350,090

Face
Value	Currency

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—1.6%

		United States—1.6%
168,699,670	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $168,699,670)	168,699,670

REPURCHASE AGREEMENT—13.6%

		United States—13.6%
1,458,815,060	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2009 due 08/03/2009, with a maturity value of $1,458,817,484 and an effective yield of 0.02%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.202%-5.753%, maturities ranging from 12/03/2009-08/01/2037 and an aggregate market value of $1,488,140,353. (Cost $1,458,815,060)	1,458,815,060

TIME DEPOSIT—0.4%

		United States—0.4%
44,165,000	USD	State Street Bank & Trust Time Deposit 0.010% due 08/03/2009 (Cost $44,165,000)	44,165,000

		TOTAL INVESTMENTS—92.1% (Cost $9,213,328,663)	9,869,328,664
		OTHER ASSETS AND LIABILITIES —7.9%	846,219,474

		TOTAL NET ASSETS —100.0%	$10,715,548,138

Notes to the Portfolio of Investments.
ADR      American Depositary Receipt
GDR       Global Depositary Receipt
REIT       Real Estate Investment Trust

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio International Equity Fund

(1)	Non-income producing security.

(2)	All or portion of this security was on loan to brokers at July 31, 2009.

(3)	Affiliated Security.

(4)	Illiquid security.

(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $9,605,158,408.
Glossary of Currencies
USD — United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2009
Artio International Equity Fund
Forward Foreign Exchange Contracts to Buy

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)

08/10/09	UBS AG	AUD	127,257,947	105,757,433	99,752,415	$6,005,018
09/16/09	Credit Suisse London Branch	AUD	100,396,492	83,208,811	79,319,252	3,889,559
09/02/09	Credit Suisse London Branch	BRL	19,900,530	10,544,625	10,015,365	529,260
09/02/09	JPMorgan Chase Bank N.A	BRL	601,008,669	318,454,375	302,166,249	16,288,126
09/16/09	Deutsche Bank AG London	CAD	663,183,286	613,540,534	590,099,467	23,441,067
09/16/09	UBS AG	CAD	121,249,386	112,173,233	108,142,514	4,030,719
08/04/09	Deutsche Bank AG London	CHF	6,522,229	6,060,143	6,055,361	4,782
10/14/09	Credit Suisse London Branch	CZK	190,169,365	10,513,792	10,013,890	499,902
10/22/09	Goldman Sachs & Co.	CZK	990,331,873	54,734,840	44,696,117	10,038,723
10/26/09	Credit Suisse London Branch	CZK	656,817,293	36,296,089	34,532,981	1,763,108
10/26/09	UBS AG	CZK	605,156,567	33,441,289	31,725,115	1,716,174
10/27/09	Credit Suisse London Branch	CZK	3,109,253,082	171,812,345	166,557,249	5,255,096
11/03/09	Credit Suisse London Branch	CZK	287,855,054	15,902,063	12,984,996	2,917,067
11/03/09	UBS AG	CZK	5,819,072,691	321,464,767	303,018,922	18,445,845
09/28/09	UBS AG	EUR	25,046,531	35,511,334	31,814,104	3,697,230
08/04/09	Deutsche Bank AG London	GBP	3,035,695	5,032,726	5,027,111	5,615
09/16/09	Credit Suisse London Branch	GBP	38,801,849	64,320,786	63,579,158	741,628
09/16/09	Deutsche Bank AG London	GBP	66,872,364	110,852,527	109,306,892	1,545,635
10/29/09	UBS AG	HUF	8,259,278,481	43,138,107	34,001,333	9,136,774
02/19/10	UBS AG	HUF	8,485,186,883	43,485,830	42,923,281	562,549
08/24/09	Credit Suisse London Branch	INR	6,093,298,651	126,879,771	125,671,300	1,208,471
08/04/09	Brown Brothers Harriman & Co.	JPY	722,349,937	7,588,108	7,559,718	28,390
08/10/09	Brown Brothers Harriman & Co.	JPY	9,761,620,718	102,548,871	102,210,038	338,833
08/10/09	Credit Suisse London Branch	JPY	9,710,213,570	102,008,823	101,692,537	316,286
08/10/09	Deutsche Bank AG London	JPY	3,522,172,363	37,001,519	36,978,187	23,332
08/17/09	JPMorgan Chase Bank N.A	JPY	6,753,945,588	70,956,707	72,905,285	(1,948,578)
08/31/09	JPMorgan Chase Bank N.A	KRW	241,516,928,641	196,601,171	194,983,997	1,617,174
08/04/09	Credit Suisse London Branch	MXN	14,012,964	1,060,082	1,061,588	(1,506)
09/17/09	Credit Suisse London Branch	MXN	1,116,085,011	83,939,039	82,307,154	1,631,885
09/16/09	Credit Suisse London Branch	NOK	340,169,882	55,197,935	54,527,992	669,943
10/26/09	Credit Suisse London Branch	PLN	210,275,186	71,563,357	68,240,514	3,322,843
10/30/09	JPMorgan Chase Bank N.A	PLN	484,300,672	164,783,795	141,375,611	23,408,184
11/19/09	UBS AG	PLN	444,247,683	150,992,247	164,348,318	(13,356,071)
09/16/09	Deutsche Bank AG London	SEK	192,593,670	26,441,402	24,843,263	1,598,139
08/06/09	Credit Suisse London Branch	TWD	1,618,777,850	49,348,470	49,611,629	(263,159)
09/16/09	Credit Suisse London Branch	ZAR	1,206,840,875	152,657,328	150,159,179	2,498,149

Net unrealized appreciation on forward foreign exchange contracts to buy						$131,606,192

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2009
Artio International Equity Fund
Forward Foreign Exchange Contracts to Sell

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)

08/10/09	UBS AG	AUD	36,228,828	30,107,887	27,999,812	$(2,108,075)
09/02/09	Credit Suisse London Branch	BRL	19,900,530	10,544,625	10,479,479	(65,146)
09/02/09	JPMorgan Chase Bank N.A	BRL	202,541,165	107,319,783	103,007,578	(4,312,205)
08/04/09	Credit Suisse London Branch	CAD	33,098,006	30,615,120	30,602,626	(12,494)
09/16/09	Deutsche Bank AG London	CAD	221,793,751	205,191,324	193,260,103	(11,931,221)
09/16/09	UBS AG	CAD	101,164,481	93,591,788	87,070,853	(6,520,935)
09/16/09	JPMorgan Chase Bank N.A	CZK	380,896,782	21,076,417	19,889,652	(1,186,765)
10/14/09	Credit Suisse London Branch	CZK	190,169,365	10,513,792	10,324,070	(189,722)
10/22/09	Goldman Sachs & Co.	CZK	990,331,873	54,734,840	52,545,236	(2,189,604)
10/26/09	Credit Suisse London Branch	CZK	656,817,294	36,296,089	32,627,967	(3,668,122)
10/26/09	UBS AG	CZK	605,156,567	33,441,289	30,092,321	(3,348,968)
10/27/09	Credit Suisse London Branch	CZK	3,109,253,082	171,812,346	159,967,414	(11,844,932)
11/03/09	Credit Suisse London Branch	CZK	287,855,054	15,902,062	15,094,654	(807,408)
11/03/09	UBS AG	CZK	8,806,766,601	486,514,831	467,801,557	(18,713,274)
09/16/09	Credit Suisse London Branch	EUR	513,547,142	728,118,540	718,135,414	(9,983,126)
09/28/09	UBS AG	EUR	25,046,531	35,511,334	31,572,655	(3,938,679)
09/16/09	Credit Suisse London Branch	GBP	38,801,848	64,320,784	62,922,873	(1,397,911)
09/16/09	Deutsche Bank AG London	GBP	28,229,259	46,794,886	46,514,594	(280,292)
08/03/09	Deutsche Bank AG London	HKD	153,000,000	19,741,808	19,741,426	(382)
08/04/09	Deutsche Bank AG London	HKD	21,278,748	2,745,627	2,745,574	(53)
10/29/09	UBS AG	HUF	8,259,278,481	43,138,107	34,860,308	(8,277,799)
02/19/10	UBS AG	HUF	9,957,214,794	51,029,843	45,864,443	(5,165,400)
08/24/09	Credit Suisse London Branch	INR	652,859,823	13,594,394	13,427,251	(167,143)
08/10/09	Brown Brothers Harriman & Co.	JPY	7,805,053,073	81,994,517	82,295,624	301,107
08/10/09	Credit Suisse London Branch	JPY	563,540,877	5,920,173	5,912,095	(8,078)
08/31/09	JPMorgan Chase Bank N.A	KRW	30,917,362,645	25,167,551	24,877,182	(290,369)
09/17/09	Credit Suisse London Branch	MXN	269,507,433	20,269,240	19,768,058	(501,182)
10/26/09	Credit Suisse London Branch	PLN	210,275,186	71,563,358	66,138,484	(5,424,874)
10/30/09	JPMorgan Chase Bank N.A	PLN	484,300,672	164,783,795	161,084,541	(3,699,254)
11/19/09	UBS AG	PLN	444,247,683	150,992,247	141,517,856	(9,474,391)
09/16/09	Deutsche Bank AG London	SEK	872,364,283	119,767,875	113,212,215	(6,555,660)
09/16/09	Credit Suisse London Branch	ZAR	115,525,812	14,613,245	13,847,035	(766,210)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(122,528,567)

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2009
Artio International Equity Fund
Glossary of Currencies

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CZK	—	Czech Koruna
EUR	—	Euro
GBP	—	British Pound Sterling
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
SEK	—	Swedish Krona
TWD	—	New Taiwan Dollar
ZAR	—	South African Rand

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)	July 31, 2009
Artio Global Funds
Artio International Equity Fund
(Percentage of Net Assets)
At July 31, 2009, sector diversification of the Fund’s investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Financials	18.7%	$2,004,380,582
Materials	9.4	1,002,110,535
Industrial	9.1	980,219,100
Energy	8.3	887,691,778
Healthcare	7.2	772,512,949
Consumer Staples	6.5	700,517,657
Consumer Discretionary	6.2	663,781,310
Telecommunications	5.8	625,190,540
Utilities	2.9	307,715,329
Information Technology	2.4	253,529,154
Short-term Investment	15.6	1,671,679,730

Total Investments	92.1	9,869,328,664
Other Assets and Liabilities (Net)	7.9	846,219,474	*

Net Assets	100.0%	$10,715,548,138

*	Other Assets and Liabilities (Net) include the margin requirements for $2,282,216,758 in net notional market value of futures, which is 21.30% of net assets, and $37,696,434 in net notional market value for swaps, which is 0.35% of net assets.

PORTFOLIO OF INVESTMENTS (Unaudited) Artio International Equity Fund II	July 31, 2009

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—72.2%

	United Kingdom—10.2%
1,429,823	Anglo American		$45,749,329
735,433	AstraZeneca PLC		34,175,223
3,335,694	Barclays PLC		16,717,429
813,277	BG Group		13,469,427
11,395,768	BP PLC		93,933,362
1,072,644	British American Tobacco		33,040,489
211,269	British Land REIT		1,523,597
1,963,853	BT Group		4,123,437
1,481,544	Cadbury PLC		14,516,007
2,055,371	Diageo PLC		31,962,314
952,542	G4S PLC		3,371,531
5,623,535	GlaxoSmithKline PLC		107,120,990
12,279,919	HSBC Holdings		123,320,158
727,766	Imperial Tobacco		20,643,671
581,708	International Power		2,461,591
1,482,020	J Sainsbury		7,800,868
140,024	Johnson Matthey		3,287,085
166,589	Land Securities REIT		1,474,799
30,962,934	Lloyds Banking		43,632,106
556,694	Marks & Spencer		3,190,979
89,428	Next PLC		2,527,802
4,029,284	Old Mutual		6,400,725
1,466,633	Prudential PLC		10,899,006
531,530	Rentokil Initial		854,761
1,099,494	Rolls-Royce Group (1)		7,550,931
15,215,009	Royal Bank of Scotland (1)		11,311,791
1,929,900	Smith & Nephew		15,213,547
974,184	Standard Chartered		22,949,869
6,060,909	Tesco PLC		36,926,679
121,485	Unilever PLC		3,182,181
49,157,250	Vodafone Group		99,994,771
1,332,378	William Morrison Supermarkets		5,952,938
3,028,755	WPP PLC		23,185,486

			852,464,879

	France—8.1%
86,903	Accor SA		3,690,041
361,240	Aeroports de Paris		29,002,941
166,678	Air Liquide		17,311,904
504,259	Alcatel-Lucent (1)		1,386,932
122,482	Alstom SA		8,364,665
862,447	AXA SA		18,133,148
786,709	BNP Paribas		57,050,492
218,152	Bouygues SA		9,242,982
305,718	Carrefour SA		14,275,072
236,187	Casino Guichard-Perrachon		16,190,196
81,200	Cie Generale de Geophysique-Veritas (1)		1,637,025
317,576	Compagnie de Saint-Gobain		12,809,423
107,288	Compagnie Generale des Etablissements Michelin		7,705,769
918,005	Credit Agricole		13,034,538
652,096	Danone SA		34,803,144
165,557	Electricite de France		8,162,333
1,878,035	France Telecom		46,621,846
820,278	GDF Suez		31,172,850
287,079	Lafarge SA		20,627,076
19,638	Lagardere SCA		729,594
147,284	LVMH		13,215,704
390,095	Natixis (1)		1,010,435
195,098	Pernod-Ricard SA		15,080,242
106,336	Peugeot SA (1)		3,208,127
56,561	PPR		6,270,006
202,917	Publicis Groupe		7,174,878
187,758	Renault SA (1)		7,964,521
964,616	Sanofi-Aventis SA		62,854,174

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited) Artio International Equity Fund II	July 31, 2009

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—Continued

	France—Continued
136,041	Schneider Electric		$12,293,669
337,324	Societe Generale		21,544,761
64,069	Technip SA		3,853,171
1,846,625	Total SA		101,868,422
28,493	Vallourec SA (4)		3,728,546
275,905	Veolia Environnement		9,438,795
691,553	Vinci SA		35,011,842
862,840	Vivendi		22,049,827

			678,519,091

	Japan—7.8%
316,248	Aisin Seiki		8,089,331
269,900	Asahi Breweries		4,267,026
964,000	Asahi Glass		8,324,051
917,000	Bank of Yokohama		4,941,657
37,400	Benesse Corp		1,610,799
529,700	Bridgestone Corp		9,147,821
739,164	Canon Inc		27,409,516
1,205	Central Japan Railway		7,227,848
405,000	Chiba Bank		2,612,217
156,300	Daikin Industries		5,648,112
621,700	Daiwa Securities		3,657,251
352,049	Denso Corp		10,336,435
242,600	East Japan Railway		13,838,101
213,700	Eisai Co		7,565,198
49,000	FamilyMart Co		1,585,377
183,840	Fanuc Ltd		15,005,376
342,000	Fukuoka Financial		1,490,940
87,611	Hitachi Construction Machinery		1,545,237
1,225,832	Honda Motor		39,275,042
904,888	ITOCHU Corp		6,729,983
118,468	Japan Steel Works		1,543,152
228,300	JFE Holdings		9,137,276
918,000	Kawasaki Heavy Industries		2,352,981
610	KDDI Corp		3,216,766
459,000	Kirin Holdings		6,827,501
1,005,430	Komatsu Ltd		16,360,219
220,000	Konica Minolta		2,391,932
655,484	Kubota Corp		5,866,614
47,825	Kurita Water Industries		1,577,504
82,800	Kyocera Corp		6,627,827
35,400	Lawson Inc		1,461,442
81,700	Makita Corp		2,016,860
692,938	Mitsubishi Corp		13,757,580
1,260,000	Mitsubishi Electric		9,185,777
594,000	Mitsubishi Estate		9,840,202
896,000	Mitsubishi Heavy Industries		3,567,246
5,791,300	Mitsubishi UFJ Financial		34,433,277
101,380	Mitsubishi UFJ Lease & Finance		3,088,418
1,035,500	Mitsui & Co		12,911,797
449,000	Mitsui Fudosan		8,206,944
4,262,000	Mizuho Financial		9,625,821
222,000	NGK Insulators		5,002,259
144,914	Nidec Corp		10,427,658
136,000	Nikon Corp		2,717,286
26,841	Nintendo Co		7,215,307
1,180,000	Nippon Steel		4,697,936
223,300	Nippon Telegraph & Telephone		9,171,732
2,077,300	Nissan Motor		15,035,030
1,886,700	Nomura Holdings		16,430,215
290,000	NSK Ltd		1,562,792
6,063	NTT DoCoMo		8,738,312
28,400	ORIX Corp		1,787,027
1,119,351	Panasonic Corp		17,637,759

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited) Artio International Equity Fund II	July 31, 2009

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—Continued

	Japan—Continued
659,000	Ricoh Co		$8,597,910
95,200	Seven & I		2,220,117
164,980	Shin-Etsu Chemical		8,838,678
152,000	Shizuoka Bank		1,488,145
20,800	SMC Corp		2,333,568
404,898	Sony Corp		11,377,721
79,600	Stanley Electric		1,642,254
337,000	Sumitomo Heavy Industries		1,617,827
1,642,000	Sumitomo Metal Industries		4,070,718
438,300	Sumitomo Mitsui Financial		18,647,145
323,000	Sumitomo Realty & Development		6,616,419
875,000	Sumitomo Trust & Banking		4,761,279
156,000	Suruga Bank		1,648,574
945,900	Suzuki Motor		23,748,106
239,596	Takeda Pharmaceutical		9,639,715
192,300	Tokio Marine		5,555,176
151,800	Tokyo Electric Power		3,866,957
50,275	Toyota Boshoku		978,090
2,049,494	Toyota Motor		85,902,422
42,900	Unicharm Corp		3,452,009

			651,730,597

	Switzerland—7.5%
1,375,098	ABB Ltd — Registered (1)		24,940,221
118,639	BKW FMB Energie		9,116,325
779,401	Credit Suisse — Registered		36,571,197
74,643	Flughafen Zuerich — Registered		20,320,928
7,827	Givaudan SA — Registered		5,196,183
300,477	Holcim Ltd — Registered (1)		18,119,356
51,414	Logitech International — Registered (1)		859,886
3,159,712	Nestle SA — Registered		129,118,823
830,047	Nobel Biocare — Registered		19,574,070
2,846,315	Novartis AG — Registered		129,429,646
622,852	Roche Holding		97,515,040
7,206	Straumann Holding — Registered		1,567,410
22,990	Swatch Group		4,171,844
18,800	Swiss Life — Registered (1)		1,870,829
360,371	Swiss Reinsurance — Registered		13,728,419
23,128	Swisscom AG — Registered		7,537,418
45,344	Syngenta AG — Registered		10,389,622
2,032,463	UBS AG — Registered (1)		29,478,976
3,759,386	Xstrata PLC		50,371,039
77,014	Zurich Financial Services — Registered		15,027,122

			624,904,354

	Germany—6.8%
193,495	Adidas AG		8,133,811
299,730	Allianz SE — Registered		29,406,000
789,696	BASF SE		39,364,836
708,386	Bayer AG		43,245,770
33,897	Beiersdorf AG		1,697,870
220,406	BMW AG		10,133,746
171,860	Celesio AG		4,553,903
488,452	Commerzbank AG (1)(4)		3,808,765
661,441	Daimler AG — Registered		30,449,000
434,897	Deutsche Bank — Registered		27,986,348
110,014	Deutsche Boerse		8,672,062
690,527	Deutsche Post — Registered		10,871,735
29,862	Deutsche Postbank (1)		820,488
2,725,039	Deutsche Telekom — Registered		34,732,181
1,531,583	E.ON AG		57,672,430
2,128,242	Fraport AG		97,097,196
370,770	Fresenius SE		18,135,241
170,622	GEA Group		2,779,423
13,256	Hamburger Hafen und Logistik		605,157

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited) Artio International Equity Fund II	July 31, 2009

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—Continued

	Germany—Continued
40,551	Hochtief AG		$2,421,529
50,264	K+S AG		2,806,289
181,451	MAN SE		12,476,729
28,460	Merck KGaA		2,634,800
51,166	Muenchener Rueckversicherungs Gesellschaft — Registered		7,695,832
320,734	RWE AG		26,942,196
26,745	Salzgitter AG		2,697,846
574,362	SAP AG		26,871,956
570,867	Siemens AG — Registered		45,323,413
282,346	ThyssenKrupp AG		8,646,394
61,221	TUI AG (1)		392,318
11,603	Wacker Chemie		1,540,392

			570,615,656

	Netherlands—4.0%
1,001,812	AEGON NV		7,326,005
184,005	European Aeronautic Defence & Space (4)		3,490,482
75,215	Fugro NV Dutch Certificate		3,357,436
1,116,370	Heineken NV		44,332,365
171,117	Heineken Holding		5,858,817
1,342,152	ING Groep Dutch Certificate		17,121,718
688,686	KKR Private Equity Investors (Unit) (1)		4,683,065
2,615,832	Koninklijke (Royal) KPN (4)		39,107,141
493,422	Koninklijke Philips Electronics		11,192,784
1,534,839	Reed Elsevier		16,002,436
3,012,635	Royal Dutch Shell — Class A		78,513,476
1,880,595	Royal Dutch Shell — Class B		48,449,739
86,132	SBM Offshore		1,638,765
303,771	TNT NV		7,177,138
1,692,825	Unilever NV Dutch Certificate		46,008,049

			334,259,416

	Australia—4.0%
3,939,026	BHP Billiton		115,220,672
12,142,327	Macquarie Airports		25,135,360
2,202,882	Rio Tinto (4)		110,614,486
1,998,203	Rio Tinto		82,453,605

			333,424,123

	Canada—3.0%
270,070	Bank of Montreal		13,494,757
509,583	Bank of Nova Scotia		21,644,669
242,926	Canadian Imperial Bank of Commerce		14,900,031
37,676	Canadian Pacific Railway		1,669,300
646,839	EnCana Corp		34,570,676
202,947	Manulife Financial		4,910,825
81,305	National Bank of Canada		4,370,209
877,848	Petro-Canada		36,125,666
37,334	Potash Corp of Saskatchewan		3,465,767
201,520	Research In Motion (1)		15,315,520
704,416	Royal Bank of Canada		33,412,684
54,790	Sun Life Financial		1,866,032
2,153,188	Talisman Energy		33,161,206
372,593	Teck Resources -Class B (1)		9,770,615
367,021	Toronto-Dominion Bank		21,425,118

			250,103,075

	Spain—3.0%
12,414	Acciona SA		1,491,595
2,695,732	Banco Bilbao Vizcaya Argentaria		44,027,987
151,618	Banco Popular Espanol		1,361,749
7,825,964	Banco Santander		112,727,842
111,965	Cintra Concesiones de Infraestructuras de Transporte		912,746
116,952	EDP Renovaveis (1)		1,194,486
44,055	Grupo Ferrovial		1,505,261

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited) Artio International Equity Fund II	July 31, 2009

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—Continued

	Spain—Continued
1,789,434	Iberdrola SA		$15,272,559
117,398	Inditex SA		6,281,484
2,578,805	Telefonica SA		63,817,237

			248,592,946

	Russia—2.1%
6,816,851	AvtoVAZ (1)(2)		2,458,041
247,110	AvtoVAZ Sponsored GDR (1)(2)		445,518
258,505	Evraz Group Registered Sponsored GDR (1)		5,687,110
2,383,850	Gazprom OAO Sponsored ADR		49,226,503
203,234	Inter Rao UES Sponsored GDR (1)(2)(3)		1,503,932
76,728	Kuzbassenergo OJSC Sponsored GDR (1)(2)(3)		164,965
413,760	LUKOIL OAO Sponsored ADR		20,688,000
308,161	Mechel Sponsored ADR		3,291,159
2,439,422	MMC Norilsk Nickel Sponsored ADR (1)		24,418,614
69,268	Mobile TeleSystems Sponsored ADR		2,908,563
370,392	Mosenergo OAO Sponsored GDR (1)(2)(3)		1,053,904
115,150	NovaTek OAO Sponsored GDR		4,964,117
571,952	Novolipetsk Steel Sponsored GDR (1)		14,807,837
1,062,048	OGK1 OAO Sponsored GDR (1)(2)(3)		1,132,380
276,000	OGK2 OAO Sponsored GDR (1)(2)(3)		662,400
453,744	OGK3 OJSC Sponsored GDR (1)(2)(3)		1,137,954
321,816	OGK6 OAO Sponsored GDR (1)(2)(3)		603,660
55,200,000	RAO Energy System of East — BRD (1)(2)		303,600
2,929,693	Rosneft Oil Sponsored GDR (1)		17,900,424
112,189,550	RusHydro (1)		3,892,977
1,056,150	Severstal Registered Sponsored GDR		7,224,066
91,950	Sistema JSFC Sponsored GDR (1)		1,377,411
977,507	Sistema-Hals Sponsored GDR (1)(3)		451,338
421,728	TGK1 OAO Sponsored GDR (1)(2)(3)		581,279
71,208	TGK2 Sponsored GDR (1)(2)(3)		153,427
174,984	TGK4 Sponsored GDR (1)(2)(3)		263,363
185,472	TGK9 OAO Sponsored GDR (1)(2)(3)		458,391
17,664	TGK14 JSC Sponsored GDR (1)(2)(3)		48,694
37,975	Uralkali Sponsored GDR (1)		698,740
303,921	Vimpel-Communications Sponsored ADR (1)		4,105,973
184,368	Volga Territorial Generating Sponsored GDR (2)(3)		419,443
48,538	X 5 Retail — Registered Sponsored GDR (1)		781,462
189,888	Yenisei Territorial Generating Sponsored GDR (1)(2)(3)		123,343

			173,938,588

	Czech Republic—1.7%
851,485	Komercni Banka		146,070,599

	Italy—1.7%
352,422	Assicurazioni Generali		7,989,344
220,018	Atlantia SpA		4,828,684
1,535,910	Enel SpA		8,301,857
2,060,789	Eni SpA		47,711,091
206,634	Geox SpA		1,621,508
3,949,650	Intesa Sanpaolo (1)		14,628,997
860,477	Intesa Sanpaolo		2,415,484
111,420	Italcementi SpA		1,449,335
418,658	Mediaset SpA		2,518,146
310,849	Mediobanca SpA (4)		4,340,956
1,678,732	Parmalat SpA		4,172,179
54,240	Prysmian SpA		928,168
154,014	Saipem SpA		4,148,713
12,205,571	Telecom Italia		19,000,284
6,889,061	UniCredit SpA (1)		20,071,115

			144,125,861

	China—1.6%
28,728,000	Bank of China — Class H		14,308,305
3,118,000	Bank of Communications — Class H (4)		3,842,156
48,666,705	Beijing Capital International Airport-Class H (1)		34,663,029

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited) Artio International Equity Fund II	July 31, 2009

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—Continued

	China—Continued
29,272,332	China Construction Bank — Class H		$23,606,567
2,104,387	China Life Insurance — Class H		9,340,703
1,790,500	China Merchants Bank — Class H (4)		4,214,001
7,482,000	China Petroleum & Chemical — Class H		6,748,238
7,650,000	China Telecom — Class H		4,007,587
26,747,573	Industrial & Commercial Bank of China — Class H		19,258,128
8,736,484	PetroChina Co — Class H		10,404,804

			130,393,518

	Hong Kong—1.3%
8,780,358	China Merchants Holdings International		29,003,318
3,400,751	China Mobile		35,806,386
9,090,128	CNOOC Ltd		12,245,203
51,604,471	GOME Electrical Appliances		14,915,261
199,500	Hang Seng Bank		3,240,889
2,074,000	Hutchison Whampoa		15,467,926
2,864,505	Melco International Development (1)(4)		1,859,144

			112,538,127

	South Korea—1.3%
93,030	Hynix Semiconductor (1)		1,333,112
133,259	Hyundai Motor		9,558,800
397,132	KB Financial (1)		17,169,605
107,438	KT&G Corp		6,237,037
55,101	POSCO		22,521,334
45,692	Samsung Electronics		26,934,545
446,700	Shinhan Financial (1)		15,130,044
68,007	SK Telecom		10,271,371

			109,155,848

	Poland—0.8%
70,467	Bank Pekao (1)		3,510,992
5,354,478	PKO Bank Polski		61,034,361
1,188,332	Telekomunikacja Polska		6,055,013

			70,600,366

	Sweden—0.8%
469,662	Atlas Copco — Class A		5,544,168
502,639	Getinge AB — Class B		7,451,308
90,663	Hennes & Mauritz — Class B		5,338,754
940,461	Sandvik AB		8,874,953
201,692	Skanska AB — Class B		2,803,085
258,563	SKF AB — Class B		3,841,907
1,501,072	Svenska Cellulosa — Class B		19,110,322
213,954	Swedbank AB — Class A (1)		1,637,261
293,364	Swedish Match		5,546,908
578,964	TeliaSonera AB		3,679,469
900,373	Volvo AB — Class B		6,519,248

			70,347,383

	Hungary—0.8%
423,667	Magyar Telekom		1,531,619
2,945,812	OTP Bank (1)		62,628,752

			64,160,371

	Finland—0.7%
530,044	Fortum Oyj		12,211,385
53,515	Kesko Oyj-Class B		1,403,611
121,300	Metso Oyj		2,543,482
149,136	Neste Oil		2,097,461
1,643,978	Nokia Oyj		21,769,202
83,169	Nokian Renkaat		1,747,468
431,016	Orion Oyj — Class B		7,516,197
103,303	Rautaruukki Oyj		2,223,230
263,747	Sampo Oyj — Class A		5,478,035

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited) Artio International Equity Fund II	July 31, 2009

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—Continued

	Finland—Continued
769,459	Stora Enso — Class R (1)		$4,865,416
21,644	Wartsila Oyj		770,213

			62,625,700

	Austria—0.6%
140,908	Erste Group Bank		4,892,424
37,259	Flughafen Wien		1,436,811
930,432	OMV AG		36,737,490
18,277	Raiffeisen International Bank		811,311
314,309	Telekom Austria		4,772,500
66,689	Voestalpine AG		1,840,856

			50,491,392

	Norway—0.6%
504,525	Dnb NOR (1)		4,371,638
1,092,984	Norsk Hydro (1)		6,391,823
1,590,731	Orkla ASA		12,543,102
81,223	Seadrill Ltd		1,298,323
981,229	StatoilHydro ASA		20,880,943
402,769	Telenor ASA (1)		3,699,306

			49,185,135

	Denmark—0.6%
5,202	ALK-Abello A/S		397,194
1,127	AP Moller-Maersk — Class B		6,974,209
35,496	Carlsberg A/S — Class B		2,450,051
428,115	Danske Bank (1)		8,864,973
108,932	DSV A/S (1)		1,493,398
414,694	Novo Nordisk — Class B		24,280,664
54,957	Vestas Wind Systems (1)		3,850,867

			48,311,356

	Mexico—0.4%
558,901	America Movil Sponsored ADR — Class L		24,038,332
424,544	Cemex Sponsored ADR (1)		3,986,468
1,422,426	Cemex (Unit) (1)		1,337,551
627,622	Grupo Cementos de Chihuahua (2)		1,543,327
554,907	Grupo Televisa		2,004,487
199,929	Grupo Televisa Sponsored ADR		3,616,716

			36,526,881

	Belgium—0.4%
269,548	Anheuser-Busch InBev		10,667,763
67,243	Belgacom SA		2,396,214
314,289	Dexia SA (1)		2,455,609
2,171,293	Fortis (1)		8,403,897
154,110	KBC Groep (1)		3,268,602
24,940	Solvay SA		2,431,617
55,454	UCB SA		1,823,982
164,154	Umicore		4,263,601

			35,711,285

	Ireland—0.4%
1,436,663	CRH PLC		34,463,145

	Multinational—0.4%
736,659	ArcelorMittal		26,371,056
216,288	Central European Media Enterprises — Class A (1)		4,568,002
153,406	Tenaris SA		2,314,108

			33,253,166

	Romania—0.3%
1,131,771	BRD-Groupe Societe Generale		3,842,121
256,506,199	SNP Petrom (1)		21,812,705

			25,654,826

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited) Artio International Equity Fund II	July 31, 2009

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—Continued

	South Africa—0.3%
1,623,931	FirstRand Ltd		$3,142,664
660,423	Impala Platinum		15,838,054
127,572	Lonmin PLC (1)		2,920,749
63,282	Sasol Ltd		2,244,243

			24,145,710

	Lebanon—0.2%
797,891	SOLIDERE Sponsored GDR (3)		20,737,187

	Greece—0.2%
514,139	Hellenic Telecommunications Organization		8,018,126
415,567	National Bank of Greece (1)		12,066,203

			20,084,329

	India—0.2%
433,261	ICICI Bank		6,866,667
84,388	Larsen & Toubro		2,654,130
12,500	Reliance Industries (1)		514,599
109,100	State Bank of India		4,138,747

			14,174,143

	Ukraine—0.2%
89,341,591	Raiffeisen Bank Aval (1)		3,607,699
39,541	Ukrnafta (1)		725,546
26,941	Ukrnafta Sponsored ADR (1)		2,836,023
13,114,606	Ukrsotsbank JSCB (1)		532,911
92,477,349	UkrTelecom		3,922,214
627,195	UkrTelecom Sponsored GDR (1)		1,280,456

			12,904,849

	Portugal—0.1%
2,608,237	Energias de Portugal		10,291,055

	Brazil—0.1%
195,466	Cia Siderurgica Nacional		5,005,779

	Turkey—0.0%
736,947	Turkiye Is Bankasi — Class C		2,541,197

	Turkmenistan—0.0%
425,819	Dragon Oil (1)		2,368,442

	TOTAL COMMON STOCKS (Cost $5,367,497,424)		6,054,420,375

EQUITY LINKED NOTES—1.5%

	Taiwan—1.0%
1,949,146	ACER Inc, Issued by CLSA , Expires 01/04/2011 (3)		4,112,698
2,179,000	Asia Cement, Issued by Deutsche Bank AG London , Expires 09/26/2017 (3)		2,331,312
1,975,346	Asustek Computer, Issued by Merrill Lynch International , Expires 03/22/2011		3,137,442
3,165,000	AU Optronics, Issued by CLSA , Expires 06/11/2012 (3)		3,513,150
5,765,000	Cathay Financial, Issued by Citigroup, Expires 01/17/2012 (1)(3)		8,831,980
5,591,918	China Steel, Issued by Merrill Lynch International , Expires 08/08/2011 (3)		5,414,095
6,122,000	Chinatrust Financial, Issued by Citigroup , Expires 01/17/2012 (3)		3,862,982
2,457,000	Chunghwa Telecom, Issued by Merrill Lynch International , Expires 06/07/2010		4,938,078
4,757,099	Hon Hai Precision Industry, Issued by Deutsche Bank AG London, Expires 08/06/2018 (3)		16,385,352
716,000	Taiwan Fertilizer, Issued by Deutsche Bank AG London , Expires 01/19/2017 (3)		2,269,792
13,479,637	Taiwan Semiconductor Manufacturing, Issued by Deutsche Bank AG London , Expires 01/19/2017		24,199,992
1,719,000	United Microelectronics, Issued by Merrill Lynch International , Expires 08/16/2011 (1)(3)		763,924

			79,760,797

	India—0.5%
86,771	Bharat Heavy Electricals, Issued by CLSA , Expires 07/20/2010 (3)		4,038,322
1,098,462	Bharti Airtel, Issued by Merrill Lynch International , Expires 06/29/2012 (3)		9,407,009
641,690	Cairn India, Issued by Deutsche Bank AG London , Expires 01/23/2017 (1)		3,149,864
570,095	GAIL India, Issued by Deutsche Bank AG London , Expires 01/24/2017 (3)		3,947,908
160,507	ICICI Bank, Issued by CLSA, Expires 05/10/2010 (3)		2,540,312
127,283	Larsen & Toubro, Issued by CLSA , Expires 04/11/2011 (3)		4,000,505
315,651	Reliance Industries, Issued by CLSA, Expires 05/17/2010 (1)(3)		12,872,241

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited) Artio International Equity Fund II	July 31, 2009

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

EQUITY LINKED NOTES—Continued

	India—Continued
140,958	State Bank of India, Issued by Citigroup, Expires 10/24/2012 (3)		$5,326,098

			45,282,259

	Russia—0.0%
552	Unified Energy System, Issued by Deutsche Bank AG London-OGK4, Expires 12/31/2009 (2)(3)		1,837,810

	Italy—0.0%
386,153	Unione di Banche Italiane, Issued by UBI Banca SCPA, Expires 06/30/2011 (1)		28,085

	TOTAL EQUITY LINKED NOTES (Cost $121,348,700)		126,908,951

PREFERRED STOCKS—1.3%

	Brazil—1.2%
1,186,057	Banco Bradesco		18,675,824
17,859	Cia de Bebidas das Americas ADR		1,256,023
32,347	Cia de Bebidas das Americas		2,278,674
369,445	Gerdau SA		4,317,229
1,704,246	Itau Unibanco		30,513,237
785,330	Petroleo Brasileiro		13,169,390
506,680	Usinas Siderurgicas de Minas Gerais		11,955,234
967,174	Vale SA		16,698,072

			98,863,683

	Germany—0.1%
36,871	Porsche Automobil		2,391,006
89,546	Volkswagen AG		6,981,192

			9,372,198

	Russia—0.0%
3,364	Silvinit (2)		625,704

	Philippines—0.0%
8,687,023	Ayala Land (2)		18,068

	TOTAL PREFERRED STOCKS (Cost $98,395,688)		108,879,653

INVESTMENT FUND—0.1%

	Brazil—0.1%
114,278	iShares MSCI Brazil Index Fund (Cost $6,133,033)		6,582,413

RIGHTS—0.0%

	South Korea—0.0%
30,850	KB Financial (1)(2)		398,121

	Greece—0.0%
8	National Bank Of Greece (1)(2)		—

	TOTAL RIGHTS (Cost $0)		398,121

Face
Value	Currency

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—0.8%
		United States—0.8%

64,405,976	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $64,405,976)	64,405,976

REPURCHASE AGREEMENT—17.9%

		United States—17.9%
1,498,634,267	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2009, due 08/03/2009, with a maturity value of $1,498,636,754 and an effective yield of 0.02%, collateralized by U.S. Government Agency and Obligations, with rates ranging from 0.157%-0.191%, maturities ranging from 08/06/2009-12/10/2009, and an aggregate market value of $1,528,730,806. (Cost $1,498,634,267)	1,498,634,267

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited) Artio International Equity Fund II	July 31, 2009

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

TIME DEPOSIT—0.4%

		United States—0.4%
35,430,000	USD	State Street Bank & Trust Time Deposit 0.010% due 08/03/2009 (Cost $35,430,000)		$35,430,000

		TOTAL INVESTMENTS—94.2% (Cost $7,191,845,088)		7,895,659,756
		OTHER ASSETS AND LIABILITIES —5.8%		482,782,996

		TOTAL NET ASSETS —100.0%		$8,378,442,752

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

(1)	Non-income producing security.

(2)	Illiquid security.

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

(4)	All or portion of this security was on loan to brokers at July 31, 2009.

Aggregate cost for federal income tax purpose was $7,615,464,238.
Glosarry of Currencies
USD — United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited) Artio International Equity Fund II	July 31, 2009
Forward Foreign Exchange Contracts to Buy

		Contracts to Receive				Net Unrealized
Expiration			Local	Value in	In Exchange	Appreciation
Date	Counterparty		Currency	USD	for USD	(Depreciation)

08/10/09	UBS AG	AUD	115,083,025	95,639,490	90,208,980	$5,430,510
09/16/09	Credit Suisse London Branch	AUD	102,044,749	84,574,890	80,749,064	3,825,826
09/02/09	Credit Suisse London Branch	BRL	22,574,541	11,961,494	11,361,118	600,376
09/02/09	JPMorgan Chase Bank N.A	BRL	454,298,761	240,717,706	228,405,612	12,312,094
09/16/09	Deutsche Bank AG London	CAD	472,702,300	437,318,050	420,609,779	16,708,271
09/16/09	UBS AG	CAD	124,973,758	115,618,816	111,152,382	4,466,434
08/04/09	Credit Suisse London Branch	CHF	906,599	842,369	832,277	10,092
08/04/09	Deutsche Bank AG London	CHF	9,988,477	9,280,815	9,273,491	7,324
09/16/09	Deutsche Bank AG London	CHF	43,044,958	40,011,301	38,907,179	1,104,122
09/16/09	Credit Suisse London Branch	CZK	15,785,691	873,480	864,732	8,748
10/14/09	Credit Suisse London Branch	CZK	30,200,046	1,669,654	1,439,297	230,357
10/26/09	Credit Suisse London Branch	CZK	349,707,706	19,325,042	16,568,328	2,756,714
10/26/09	UBS AG	CZK	322,202,106	17,805,067	16,891,329	913,738
10/27/09	Credit Suisse London Branch	CZK	1,242,886,992	68,679,945	67,255,790	1,424,155
11/03/09	Credit Suisse London Branch	CZK	153,262,003	8,466,698	7,261,537	1,205,161
11/03/09	UBS AG	CZK	3,819,338,593	210,992,860	197,655,550	13,337,310
08/10/09	UBS AG	EUR	59,245,039	83,995,569	83,360,255	635,314
08/03/09	Credit Suisse London Branch	GBP	2,838,823	4,706,342	4,689,083	17,259
08/04/09	Credit Suisse London Branch	GBP	2,857,472	4,737,259	4,730,431	6,828
09/16/09	Credit Suisse London Branch	GBP	80,536,374	133,502,989	131,932,074	1,570,915
09/16/09	Deutsche Bank AG London	GBP	46,499,965	77,081,746	76,174,359	907,387
08/04/09	Credit Suisse London Branch	HUF	7,417,613,259	39,434,970	38,311,400	1,123,570
08/24/09	Credit Suisse London Branch	INR	5,251,282,843	109,346,611	108,305,136	1,041,475
08/04/09	Brown Brothers Harriman & Co	JPY	965,869,762	10,146,224	10,108,263	37,961
08/10/09	Brown Brothers Harriman & Co	JPY	9,322,808,566	97,939,012	97,615,410	323,602
08/10/09	Credit Suisse London Branch	JPY	4,947,341,954	51,973,371	51,961,869	11,502
08/17/09	JPMorgan Chase Bank N.A	JPY	9,344,682,888	98,174,899	100,870,929	(2,696,030)
08/31/09	JPMorgan Chase Bank N.A	KRW	214,387,996,020	174,517,502	173,081,981	1,435,521
09/17/09	Credit Suisse London Branch	MXN	1,073,070,310	80,703,970	79,134,979	1,568,991
08/10/09	UBS AG	NOK	292,323,406	47,479,361	46,950,533	528,828
09/16/09	Deutsche Bank AG London	PLN	12,000,000	4,094,227	4,032,258	61,969
10/20/09	UBS AG	PLN	120,617,005	41,064,463	43,913,759	(2,849,296)
10/26/09	Credit Suisse London Branch	PLN	124,582,167	42,399,288	40,304,654	2,094,634
10/30/09	JPMorgan Chase Bank N.A	PLN	322,729,054	109,808,888	95,318,486	14,490,402
11/19/09	UBS AG	PLN	221,530,690	75,294,522	81,954,724	(6,660,202)
09/16/09	Deutsche Bank AG London	SEK	149,388,406	20,509,702	19,270,080	1,239,622
08/06/09	Credit Suisse London Branch	TWD	1,742,647,150	53,124,627	53,407,924	(283,297)
09/16/09	Credit Suisse London Branch	ZAR	965,281,171	122,101,635	120,103,512	1,998,123

Net unrealized appreciation on forward foreign exchange contracts to buy						$80,946,310

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited) Artio International Equity Fund II	July 31, 2009
Forward Foreign Exchange Contracts to Sell

		Contracts to Deliver				Net Unrealized
Expiration			Local	Value in	In Exchange	Appreciation
Date	Counterparty		Currency	USD	for USD	(Depreciation)

08/10/09	UBS AG	AUD	27,913,571	23,197,510	21,573,282	$(1,624,228)
09/02/09	Credit Suisse London Branch	BRL	22,574,541	11,961,494	11,887,594	(73,900)
09/02/09	JPMorgan Chase Bank N.A	BRL	176,138,517	93,329,904	89,905,019	(3,424,885)
08/04/09	Credit Suisse London Branch	CAD	30,112,148	27,853,250	27,841,812	(11,438)
09/16/09	Deutsche Bank AG London	CAD	169,951,401	157,229,646	148,044,105	(9,185,541)
09/16/09	UBS AG	CAD	77,647,164	71,834,866	66,829,856	(5,005,010)
09/16/09	Deutsche Bank AG London	CHF	43,044,958	40,011,301	39,714,164	(297,137)
09/16/09	Credit Suisse London Branch	CZK	15,785,691	873,480	824,727	(48,753)
10/14/09	Credit Suisse London Branch	CZK	30,200,046	1,669,654	1,639,525	(30,129)
10/26/09	Credit Suisse London Branch	CZK	349,707,706	19,325,043	17,372,033	(1,953,010)
10/26/09	UBS AG	CZK	322,202,106	17,805,068	16,021,985	(1,783,083)
10/27/09	Credit Suisse London Branch	CZK	1,242,886,992	68,679,945	62,556,867	(6,123,078)
11/03/09	Credit Suisse London Branch	CZK	153,262,003	8,466,699	8,036,812	(429,887)
11/03/09	UBS AG	CZK	5,244,124,250	289,702,718	278,316,258	(11,386,460)
08/10/09	UBS AG	EUR	136,232,436	193,145,638	192,515,576	(630,062)
09/16/09	Credit Suisse London Branch	EUR	58,040,229	82,290,725	81,355,569	(935,156)
09/16/09	Credit Suisse London Branch	GBP	60,612,731	100,476,100	98,809,648	(1,666,452)
09/16/09	Deutsche Bank AG London	GBP	46,499,964	77,081,745	76,514,555	(567,190)
08/03/09	Deutsche Bank AG London	HKD	172,000,000	22,193,406	22,192,976	(430)
08/04/09	Deutsche Bank AG London	HKD	14,157,731	1,826,792	1,826,757	(35)
08/04/09	Credit Suisse London Branch	HUF	8,650,217,519	45,987,981	42,631,628	(3,356,353)
08/24/09	Credit Suisse London Branch	INR	1,174,856,697	24,463,850	24,163,068	(300,782)
08/10/09	Brown Brothers Harriman & Co	JPY	6,133,050,608	64,429,610	64,631,909	202,299
08/10/09	Credit Suisse London Branch	JPY	567,943,468	5,966,423	5,958,282	(8,141)
08/31/09	JPMorgan Chase Bank N.A	KRW	40,182,619,191	32,709,716	32,332,330	(377,386)
09/17/09	Credit Suisse London Branch	MXN	316,611,381	23,811,856	23,436,737	(375,119)
10/20/09	UBS AG	PLN	120,617,005	41,064,464	38,468,189	(2,596,275)
10/26/09	Credit Suisse London Branch	PLN	124,582,167	42,399,288	39,119,671	(3,279,617)
10/30/09	JPMorgan Chase Bank N.A	PLN	322,729,054	109,808,888	104,689,184	(5,119,704)
11/19/09	UBS AG	PLN	221,530,690	75,294,522	70,571,276	(4,723,246)
09/16/09	Deutsche Bank AG London	SEK	622,774,835	85,501,459	80,820,467	(4,680,992)
09/16/09	Credit Suisse London Branch	ZAR	89,010,274	11,259,206	10,668,857	(590,349)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(70,381,529)

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited) Artio International Equity Fund II	July 31, 2009
Glossary of Currencies

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CZK	—	Czech Koruna
EUR	—	Euro
GBP	—	British Pound Sterling
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
SEK	—	Swedish Krona
TWD	—	New Taiwan Dollar
ZAR	—	South African Rand

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited) Artio Global Funds Artio International Equity Fund II (Percentage of Net Assets)	July 31, 2009
At July 31, 2009, sector diversification of the Fund’s investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Financials	18.7%	$1,569,860,893
Materials	9.9	830,679,733
Energy	8.9	747,636,839
Industrials	8.1	680,747,386
Healthcare	7.1	594,694,069
Consumer Staples	6.2	515,996,908
Telecommunications	5.6	468,276,752
Consumer Discretionary	5.5	464,157,227
Utilities	2.6	215,885,845
Information Technology	2.5	209,253,861
Short-term Investment	19.1	1,598,470,243

Total Investments	94.2	7,895,659,756
Other Assets and Liabilities (Net)	5.8	482,782,996	*

Net Assets	100.0%	$8,378,442,752

*	Other Assets and Liabilities (Net) include the margin requirements for $1,903,313,538 and net notional market value of futures, which is 22.72% of net assets, and $33,568,240 in net notional market value for swaps, which is 0.40% of net assets.

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

CORPORATE BONDS—45.3%

		United States — 33.3%
		Abbott Laboratories
3,130,000	USD	5.600% due 11/30/2017 (1)		$3,406,151

		Allstate Life Global Funding Trusts
1,510,000	USD	5.375% due 04/30/2013		1,582,250

		American Express Bank FSB
5,140,000	USD	5.550% due 10/17/2012		5,254,118

		American Honda Finance
5,170,000	USD	4.625% due 04/02/2013 (2)		5,064,734

		Amgen Inc
3,130,000	USD	5.700% due 02/01/2019 (1)		3,418,736

		Anadarko Petroleum
1,870,000	USD	5.750% due 06/15/2014 (1)		1,967,994

		Analog Devices
3,000,000	USD	5.000% due 07/01/2014 (1)		3,067,224

		Anheuser-Busch Cos
4,160,000	USD	7.500% due 03/15/2012 (1)		4,576,861

		Anheuser-Busch InBev Worldwide
4,440,000	USD	8.200% due 01/15/2039 (1)(2)		5,602,352

		AT&T Inc
3,630,000	USD	4.950 % due 01/15/2013 (1)		3,837,502
7,780,000	USD	5.500 % due 02/01/2018 (1)		8,252,868

				12,090,370

		Avon Products
6,800,000	USD	5.625% due 03/01/2014 (1)		7,261,727

		BAE Systems Holdings
8,080,000	USD	4.950% due 06/01/2014 (1)(2)		8,322,069

		Bank of America
3,450,000	USD	5.375 % due 08/15/2011		3,565,565
3,260,000	USD	5.375 % due 09/11/2012		3,351,335
3,630,000	USD	4.875 % due 09/15/2012		3,715,123

				10,632,023

		Bank of New York Mellon
8,220,000	USD	4.950% due 11/01/2012		8,791,627

		Bottling Group
2,330,000	USD	5.500% due 04/01/2016 (1)		2,491,252

		Cargill Inc
5,000,000	USD	4.375% due 06/01/2013 (1)(2)		5,051,760

		Carolina Power & Light
2,320,000	USD	6.125% due 09/15/2033 (1)		2,514,490

		Caterpillar Financial Services
5,330,000	USD	6.200% due 09/30/2013		5,688,762

		Charles Schwab
7,400,000	USD	4.950% due 06/01/2014		7,664,639

		Cintas Corp
3,560,000	USD	6.000% due 06/01/2012 (1)		3,784,202

		Cisco Systems
7,520,000	USD	4.950% due 02/15/2019		7,913,747

		Citigroup Inc
7,270,000	USD	5.300% due 10/17/2012		7,243,014

		Clorox Co
3,730,000	USD	5.000% due 03/01/2013 (1)		3,899,573

		CME Group
5,236,000	USD	5.750% due 02/15/2014 (1)		5,700,449

		Coca-Cola Co
6,000,000	USD	5.350% due 11/15/2017 (1)		6,532,560

		Coca-Cola Enterprises
3,600,000	USD	4.250% due 03/01/2015 (1)		3,762,320

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

CORPORATE BONDS—Continued

		United States—Continued
		Comcast Corp
11,180,000	USD	5.700 % due 07/01/2019		$11,941,693
5,330,000	USD	6.950 % due 08/15/2037 (1)		6,074,068

				18,015,761

		ConAgra Foods
1,690,000	USD	5.875% due 04/15/2014 (1)		1,844,302

		ConocoPhillips
4,440,000	USD	4.400 % due 05/15/2013 (1)		4,620,908
7,500,000	USD	5.750 % due 02/01/2019 (1)		8,232,720

				12,853,628

		Consolidated Edison
3,630,000	USD	4.875 % due 02/01/2013 (1)		3,800,599
2,400,000	USD	5.500 % due 09/15/2016 (1)		2,555,666
8,250,000	USD	5.850 % due 04/01/2018 (1)		8,932,382

				15,288,647

		Dell Inc
1,790,000	USD	3.375% due 06/15/2012 (1)		1,832,085

		EOG Resources
4,420,000	USD	6.125% due 10/01/2013 (1)		4,840,868

		Express Scripts
2,990,000	USD	5.250% due 06/15/2012 (1)		3,159,952

		Florida Power
2,540,000	USD	4.800% due 03/01/2013 (1)		2,664,363

		Florida Power & Light
5,620,000	USD	5.960% due 04/01/2039 (1)		6,222,470

		General Electric
8,940,000	USD	5.000% due 02/01/2013		9,408,823

		Goldman Sachs Group
12,710,000	USD	6.600% due 01/15/2012		13,809,110

		Halliburton Co
2,850,000	USD	6.150% due 09/15/2019 (1)		3,202,588

		Harley-Davidson Funding
8,180,000	USD	5.250 % due 12/15/2012 (1)(2)		7,926,608
4,000,000	USD	6.800 % due 06/15/2018 (1)(2)		3,777,184

				11,703,792

		Hasbro Inc
11,660,000	USD	6.125% due 05/15/2014 (1)		12,042,798

		Heinz (H.J.) Co
5,770,000	USD	5.350% due 07/15/2013 (1)		6,078,499

		Hewlett-Packard Co
2,740,000	USD	4.750% due 06/02/2014 (1)		2,930,271

		ING Security Life Institutional Funding
6,780,000	USD	4.250% due 01/15/2010 (2)		6,657,668

		Ingersoll-Rand Global Holding
11,360,000	USD	9.500% due 04/15/2014 (1)		13,197,775

		International Business Machines
3,320,000	USD	8.000% due 10/15/2038 (1)		4,571,381

		ITT Corp
1,830,000	USD	6.125% due 05/01/2019 (1)		1,904,664

		John Deere Capital
16,000,000	USD	4.900% due 09/09/2013		16,977,792

		Kraft Foods
9,250,000	USD	6.125% due 02/01/2018		10,113,117

		Merck & Co
5,440,000	USD	4.000% due 06/30/2015 (1)		5,682,711

		Merna Reinsurance, Series B
2,700,000	USD	2.348% due 07/07/2010 (2)(3)		2,535,300

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

CORPORATE BONDS—Continued

		United States—Continued
		MetLife Inc
3,650,000	USD	6.750% due 06/01/2016 (1)		$3,933,050

		Metropolitan Life Global Funding I
3,730,000	USD	5.125% due 04/10/2013 (2)		3,806,114

		Morgan Stanley
8,650,000	USD	6.000 % due 05/13/2014		9,242,127
1,840,000	USD	6.000 % due 04/28/2015		1,907,162

				11,149,289

		National Rural Utilities Cooperative Finance
6,130,000	USD	7.250% due 03/01/2012 (1)		6,774,441

		Novartis Capital
5,650,000	USD	4.125% due 02/10/2014 (1)		5,898,476

		Ocean Energy
3,883,000	USD	7.250% due 10/01/2011 (1)		4,258,436

		PACCAR Inc
11,900,000	USD	6.875% due 02/15/2014 (1)		13,181,880

		PECO Energy
3,340,000	USD	5.000% due 10/01/2014 (1)		3,552,584

		Pfizer Inc
6,970,000	USD	5.350% due 03/15/2015 (1)		7,723,534

		PNC Funding
1,610,000	USD	5.250% due 11/15/2015		1,587,270

		Procter & Gamble Co
7,370,000	USD	4.700% due 02/15/2019 (1)		7,615,583

		Raytheon Co
4,910,000	USD	6.400% due 12/15/2018 (1)		5,646,338

		Roche Holdings
7,800,000	USD	5.000% due 03/01/2014 (1)(2)		8,305,440

		Sara Lee
8,650,000	USD	6.250% due 09/15/2011 (1)		9,138,267

		Sempra Energy
7,390,000	USD	6.500% due 06/01/2016 (1)		8,123,753

		Southern Co
2,500,000	USD	4.150% due 05/15/2014 (1)		2,572,590

		SYSCO Corp
5,290,000	USD	5.250% due 02/12/2018 (1)		5,503,436

		TIAA Global Markets
5,040,000	USD	4.950% due 07/15/2013 (1)(2)		5,248,112

		Time Warner
3,700,000	USD	1.150% due 11/13/2009 (3)		3,690,251

		Time Warner Cable
7,100,000	USD	6.750% due 07/01/2018 (1)		7,904,984

		Tyco International Finance
6,580,000	USD	8.500% due 01/15/2019 (1)		7,635,985

		United Parcel Service
3,540,000	USD	6.200% due 01/15/2038 (1)		4,036,612

		UnitedHealth Group
9,539,000	USD	5.375 % due 03/15/2016 (1)		9,411,120
4,690,000	USD	6.875 % due 02/15/2038 (1)		4,888,673

				14,299,793

		Wal-Mart Stores
5,620,000	USD	6.500% due 08/15/2037		6,548,306

		Wells Fargo
10,980,000	USD	5.250% due 10/23/2012		11,588,281

		Williams Cos
1,840,000	USD	8.750% due 01/15/2020 (1)(2)		2,082,858

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

CORPORATE BONDS—Continued

		United States—Continued
		Wyeth
2,850,000	USD	5.500 % due 02/01/2014 (1)		$3,111,468
900,000	USD	5.450 % due 04/01/2017 (1)		953,658

				4,065,126

				506,694,158

		United Kingdom — 4.4%
		Anglo American Capital PLC
8,749,000	USD	9.375% due 04/08/2014 (1)(2)		9,808,268

		Barclays Bank PLC
7,280,000	USD	5.450 % due 09/12/2012		7,733,347
1,830,000	USD	5.200 % due 07/10/2014		1,899,919

				9,633,266

		BP Capital Markets PLC
11,560,000	USD	3.625% due 05/08/2014 (1)		11,857,289

		Diageo Capital
8,200,000	USD	5.125% due 01/30/2012 (1)		8,583,358

		SABMiller PLC
4,460,000	USD	6.200% due 07/01/2011 (1)(2)		4,738,777

		Vodafone Group
5,530,000	USD	4.150 % due 06/10/2014 (1)		5,643,221
7,750,000	USD	5.000 % due 09/15/2015 (1)		8,045,236

				13,688,457

		Westpac Securities NZ Ltd
3,820,000	USD	2.500% due 05/25/2012 (2)		3,821,467

		WPP Finance UK
4,105,000	USD	8.000% due 09/15/2014 (1)		4,380,823

				66,511,705

		Canada — 2.8%
		Barrick Gold
4,200,000	USD	6.950% due 04/01/2019 (1)		4,885,238

		Encana Corp
9,640,000	USD	6.500% due 05/15/2019 (1)		10,885,209

		Husky Energy
8,330,000	USD	5.900% due 06/15/2014 (1)		8,963,747

		Potash Corp of Saskatchewan
2,990,000	USD	4.875 % due 03/01/2013 (1)		3,123,378
1,820,000	USD	6.500 % due 05/15/2019		2,028,041

				5,151,419

		Talisman Energy
1,880,000	USD	7.750% due 06/01/2019 (1)		2,202,805

		Thomson Reuters
4,460,000	USD	5.700% due 10/01/2014 (1)		4,791,757

		TransCanada Pipelines
4,020,000	USD	4.000 % due 06/15/2013 (1)		4,094,197
1,710,000	USD	7.625 % due 01/15/2039 (1)		2,179,092

				6,273,289

				43,153,464

		Germany — 1.1%
		Deutsche Telekom International Finance BV
15,610,000	USD	4.875% due 07/08/2014 (1)		16,225,971

		Australia — 0.9%
		BHP Billiton Finance USA
8,370,000	USD	5.400% due 03/29/2017		8,892,397

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

CORPORATE BONDS—Continued
		Australia—Continued
		Rio Tinto Finance
5,240,000	USD	5.875% due 07/15/2013 (1)		$5,555,065

				14,447,462

		Netherlands — 0.9%
		Koninklijke Philips Electronics NV
6,920,000	USD	6.875% due 03/11/2038 (1)		7,647,984

		Shell International Finance BV
4,450,000	USD	6.375% due 12/15/2038 (1)		5,283,249

				12,931,233

		France — 0.5%
		AXA SA
5,410,000	USD	8.600% due 12/15/2030		5,607,184

		Lafarge SA
2,455,000	USD	7.125% due 07/15/2036 (1)		2,045,778

				7,652,962

		Switzerland — 0.5%
		Credit Suisse New York
7,250,000	USD	3.450% due 07/02/2012		7,354,661

		Finland — 0.3%
		Nokia Corp
4,440,000	USD	5.375% due 05/15/2019 (1)		4,645,785

		Brazil — 0.3%
		Petrobras International Finance
4,300,000	USD	5.875% due 03/01/2018 (1)		4,302,421

		Norway — 0.3%
		StatoilHydro ASA
3,930,000	USD	5.250% due 04/15/2019 (1)		4,198,749

		TOTAL CORPORATE BONDS (Cost $654,120,848)		688,118,571

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—31.6%

		Federal Home Loan Mortgage Corporation
1,210,056	USD	4.544 % due 09/01/2035 (3)		1,233,524
1,807,225	USD	4.879 % due 04/01/2036 (3)		1,844,265
5,198,607	USD	5.156 % due 02/01/2037 (3)		5,437,135
107,713,220	USD	6.500 % due 05/01/2022-12/01/2038		115,044,854

				123,559,778

		Federal Home Loan Mortgage Corporation TBA
44,840,000	USD	4.500 % due 08/01/2039		45,036,175
5,000,000	USD	6.500 % due 08/01/2039		5,333,595

				50,369,770

		Federal National Mortgage Association Corporation
2,391,466	USD	4.260 % due 11/01/2035 (3)		2,463,541
12,689,273	USD	5.000 % due 12/01/2036-01/01/2038		13,003,424
16,755,290	USD	5.500 % due 03/01/2037-02/01/2038		17,385,059
1,888,801	USD	5.573 % due 02/01/2036 (3)		1,988,879
11,397,740	USD	5.791 % due 06/01/2037 (3)		12,004,715
10,004,903	USD	5.801 % due 12/01/2037 (3)		10,518,999
52,583,635	USD	6.000 % due 06/01/2036-02/01/2038		55,226,021

				112,590,638

		Federal National Mortgage Association Corporation TBA
66,580,000	USD	4.500% due 08/01/2039		67,278,688

		Government National Mortgage Association
52,927,905	USD	6.000% due 07/15/2034-09/15/2038		55,661,681

		U.S. Treasury Bonds
4,280,000	USD	3.500 % due 02/15/2039		3,700,201
14,860,000	USD	4.250 % due 05/15/2039		14,711,445

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued

		U.S. Treasury Bonds—Continued
3,693,000	USD	4.375 % due 02/15/2038		$3,728,778

				22,140,424

		U.S. Treasury Inflation Indexed Bonds
14,640,000	USD	1.875% due 07/15/2019		14,919,068

		U.S. Treasury Notes
26,228,000	USD	1.750 % due 01/31/2014		25,582,608
9,133,000	USD	3.125 % due 05/15/2019		8,853,284

				34,435,892

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $469,005,892)		480,955,939

ASSET BACKED SECURITIES—22.1%

		United States — 22.1%
		American Express Issuance Trust-Class A
		Series 2008-2, Class A
10,761,000	USD	4.020% due 01/18/2011 (1)		10,911,794

		BA Credit Card Trust
		Series 2008-A9, Class A9
9,000,000	USD	4.070 % due 07/16/2012 (1)		9,124,975
		Series 2006-A15, Class A15
9,062,000	USD	0.288 % due 04/15/2014 (1)(3)		8,727,659

				17,852,634

		Banc of America Alternative Loan Trust
		Series 2004-10, Class 2CB1
1,608,740	USD	6.000% due 11/25/2034 (1)		1,446,858

		Banc of America Commercial Mortgage
		Series 2002-2, Class A3
2,000,000	USD	5.118 % due 07/11/2043 (1)		2,016,091
		Series 2006-2, Class A4
10,270,000	USD	5.929 % due 05/10/2045 (1)(3)		9,197,091
		Series 2006-5, Class A4
3,600,000	USD	5.414 % due 09/10/2047 (1)		3,050,170

				14,263,352

		Bear Stearns Commercial Mortgage Securities
		Series 2001-TOP4, Class A3
3,400,000	USD	5.610 % due 11/15/2033 (1)		3,587,648
		Series 2006-PW12, Class A4
2,855,000	USD	5.903 % due 09/11/2038 (1)(3)		2,718,348
		Series 2006-PW14, Class A4
3,205,000	USD	5.201 % due 12/11/2038 (1)		2,960,509
		Series 2006-PW11, Class A4
11,140,000	USD	5.623 % due 03/11/2039 (1)(3)		10,906,125
		Series 2005-PWR8, Class A4
13,100,000	USD	4.674 % due 06/11/2041 (1)		12,469,704

				32,642,334

		BMW Vehicle Lease Trust
		Series 2009-1, Class A2
4,250,000	USD	2.040% due 04/15/2011 (1)		4,265,722

		Capital Auto Receivables Asset Trust
		Series 2008-2, Class A2A
3,693,081	USD	3.740% due 03/15/2011 (1)		3,724,823

		Chase Issuance Trust
		Series 2009-A4, Class A4
14,230,000	USD	1.038% due 06/15/2012 (1)(3)		14,230,222

		Chase Issuance Trust-Class A Series 2
		Series 2007-A17, Class A
9,100,000	USD	5.120% due 10/15/2014 (1)		9,634,542

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

ASSET BACKED SECURITIES—Continued

		United States—Continued
		Citicorp Mortgage Securities
		Series 2006-5, Class 1A2
6,231,894	USD	6.000% due 10/25/2036 (1)		$5,871,254

		CNH Equipment Trust
		Series 2009-A, Class A2
10,820,000	USD	4.060 % due 10/17/2011 (1)		10,965,602

		Series 2007-C, Class A3A
3,737,336	USD	5.210 % due 12/15/2011 (1)		3,775,688

		Series 2009-A, Class A4
5,560,000	USD	7.210 % due 12/16/2013 (1)		5,824,396

				20,565,686

		Countrywide Alternative Loan Trust
		Series 2004-28CB, Class 3A1
9,578,301	USD	6.000% due 01/25/2035 (1)		7,847,033

		Credit Suisse Mortgage Capital Certificates
		Series 2007-7, Class 3A1
7,406,437	USD	5.500 % due 03/25/2023 (1)		5,547,150
		Series 2006-C5, Class A3
10,200,000	USD	5.311 % due 12/15/2039 (1)		7,231,290

				12,778,440

		Daimler Chrysler Auto Trust-Class A
		Series 2007-A, Class A3B
3,900,000	USD	0.982% due 02/08/2012 (1)(3)		3,875,106

		Discover Card Master Trust-Class A
		Series 2008-A2, Class A2
9,250,000	USD	1.288% due 09/17/2012 (1)(3)		9,260,289

		First Horizon Asset Securities
		Series 2006-3, Class 1A8
1,630,000	USD	6.250% due 11/25/2036 (1)		1,503,005

		GE Capital Commercial Mortgage Corporation
		Series 2002-1A, Class A3
11,700,000	USD	6.269% due 12/10/2035 (1)		12,222,976

		Harley-Davidson Motorcycle Trust
		Series 2007-3, Class A3
6,231,244	USD	0.638 % due 06/15/2012 (1)(3)		6,214,236
		Series 2009-2, Class A2
8,590,000	USD	2.000 % due 07/15/2012 (1)		8,593,862

				14,808,098

		Harley-Davidson Motorcycle Trust-Class A
		Series 2006-2, Class A2
1,659,956	USD	5.350% due 03/15/2013 (1)		1,709,513

		Honda Auto Receivables Owner Trust
		Series 2008-1, Class A2
1,834,624	USD	3.770% due 09/20/2010 (1)		1,845,647

		Indymac INDA Mortgage Loan Trust-Class A
		Series 2006-AR1, Class A1
1,347,838	USD	5.866% due 08/25/2036 (1)(3)		1,238,064

		JPMorgan Chase Commercial Mortgage Securities Corporation
		Series 2002-CIB4, Class A3
1,920,000	USD	6.162% due 05/12/2034 (1)		2,022,709

		LB-UBS Commercial Mortgage Trust-Class A
		Series 2002-C2, Class A4
8,515,000	USD	5.594% due 06/15/2031 (1)		8,819,098

		Lehman Brothers — UBS Commercial Mortgage Trust
		Series 2001-C3, Class A2
10,120,000	USD	6.365% due 12/15/2028 (1)		10,556,194

		Lehman Mortgage Trust
		Series 2007-10, Class 4A1
6,873,962	USD	6.000% due 01/25/2027 (1)		5,644,815

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

ASSET BACKED SECURITIES—Continued

		United States—Continued
		MASTR Alternative Loans Trust
		Series 2005-1, Class 1A1
3,265,810	USD	5.500% due 02/25/2035 (1)		$2,246,009

		MASTR Asset Securitization Trust
		Series 2007-2, Class A3
4,756,716	USD	6.250% due 01/25/2038 (1)		3,997,960

		Merrill Auto Trust Securitization
		Series 2008-1, Class A2A
3,416,661	USD	4.270% due 12/15/2009 (1)		3,448,806

		Morgan Stanley Capital I
		Series 2006-T23, Class A4
2,600,000	USD	5.984 % due 08/12/2041 (1)(3)		2,448,373
		Series 2006-IQ12, Class A4
9,250,000	USD	5.332 % due 12/15/2043 (1)		7,350,216

				9,798,589

		Morgan Stanley Dean Witter Capital I
		Series 2001-TOP3, Class A4
5,643,407	USD	6.390 % due 07/15/2033 (1)		5,875,136
		Series 2001-TOP5, Class A4
5,200,000	USD	6.390 % due 10/15/2035 (1)		5,440,343
		Series 2002-TOP7, Class A2
7,500,000	USD	5.980 % due 01/15/2039 (1)		7,799,197

				19,114,676

		Morgan Stanley Mortgage Loan Trust
		Series 2004-9, Class 1A
3,144,954	USD	6.113% due 10/25/2034 (1)(3)		2,827,767

		Nissan Auto Lease Trust
		Series 2009-A, Class A2
2,130,000	USD	2.010% due 04/15/2011 (1)		2,137,323

		Prime Mortgage Trust
		Series 2004-CL1, Class 1A1
2,902,146	USD	6.000% due 02/25/2034 (1)		2,612,036

		Residential Accredit Loans
		Series 2003-QS10, Class A14
1,925,097	USD	4.500% due 05/25/2033 (1)		1,788,475

		SLM Student Loan Trust
		Series 2008-4, Class A1
4,032,844	USD	1.184 % due 07/25/2013 (1)(3)		4,030,517
		Series 2007-2, Class A1
738,535	USD	0.484 % due 04/25/2014 (1)(3)		736,264
		Series 2008-7, Class A1
4,757,332	USD	0.904 % due 10/27/2014 (1)(3)		4,741,053

				9,507,834

		Small Business Administration
		Series 2006-P10A, Class 1
675,033	USD	5.408 % due 02/10/2016		711,367
		Series 2007-P10A, Class 1
5,440,649	USD	5.459 % due 02/10/2017		5,761,294

				6,472,661

		TIAA Seasoned Commercial Mortgage Trust
		Series 2007-C4, Class A3
11,190,000	USD	6.070% due 08/15/2039 (1)(3)		11,254,179

		U-Haul S Fleet LLC
		Series 2007-BT1, Class BT
3,064,451	USD	5.559% due 02/25/2020 (1)(2)		2,428,545

		USAA Auto Owner Trust
		Series 2009-1, Class A2
1,800,000	USD	2.640 % due 08/15/2011 (1)		1,815,552

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio Total Return Bond Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

ASSET BACKED SECURITIES—Continued

		United States—Continued
		USAA Auto Owner Trust—Continued
		Series 2005-3, Class A4
2,663,147	USD	4.630 % due 05/15/2012 (1)		$2,681,292

				4,496,844

		Wells Fargo Mortgage Backed Securities Trust
		Series 2007-13, Class A1
12,928,429	USD	6.000 % due 09/25/2037 (1)		11,212,060
		Series 2007-16, Class 1A1
14,034,873	USD	6.000 % due 12/28/2037 (1)		12,477,226

				23,689,286

				335,361,198

		Russia — 0.0%
		CityMortgage MBS Finance B.V.
		Series 2006-1A, Class AFL
1,010,649	USD	1.900% due 09/10/2033 (1)(2)(3)		252,662

		TOTAL ASSET BACKED SECURITIES (Cost $343,966,094)		335,613,860

FOREIGN GOVERNMENT BONDS—3.5%

		France — 2.5%
		France Government Bond
27,810,000	EUR	4.000% due 10/25/2038		38,695,455

		Australia — 1.0%
		New South Wales Treasury
19,124,000	AUD	5.500% due 03/01/2017		15,238,921

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $48,208,808)		53,934,376

MUNICIPAL OBLIGATIONS—0.2%

		United States — 0.2%
		Metropolitan Transportation Authority, Revenue Bonds
2,500,000	USD	7.336% due 11/15/2039 (Cost $2,548,876)		2,911,325

REPURCHASE AGREEMENT—3.7%

		United States — 3.7%
55,979,011	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2009, due 08/03/2009, with a maturity value of $55,979,104 and an effective yield of 0.02%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.237%-3.125%, maturities ranging from 01/14/2010-04/30/2013, and an aggregate market value of $57,103,280. (Cost $55,979,011)		55,979,011

		TOTAL INVESTMENTS—106.4% (Cost $1,573,829,529)		1,617,513,082
		OTHER ASSETS AND LIABILITIES —(6.4)%		(97,997,404)

		TOTAL NET ASSETS —100.0%		$1,519,515,678

Notes to the Portfolio of Investments.

TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

(1)	Callable

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

(3)	Variable Rate Security.

Aggregate cost for federal income tax purposes was $1,574,623,981.

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio Total Return Bond Fund
Glossary of Currencies

AUD	—	Australian Dollar
EUR	—	Euro
USD	—	United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2009
Artio Total Return Bond Fund
Forward Foreign Exchange Contracts to Buy

		Contracts to Receive				Net Unrealized
Expiration			Local	Value in	In Exchange	Appreciation
Date	Counterparty		Currency	USD	for USD	(Depreciation)

08/21/09	Goldman Sachs & Co	AUD	45,412,548	37,709,849	35,020,000	$2,689,849
08/25/09	Westpac Banking Corporation	AUD	38,640,000	32,076,716	31,007,399	1,069,317
08/05/09	JPMorgan Chase Bank N.A	BRL	57,720,000	30,750,935	25,988,294	4,762,641
08/07/09	JPMorgan Chase Bank N.A	BRL	29,970,000	15,960,604	13,735,105	2,225,499
09/02/09	Credit Suisse London Branch	BRL	28,595,000	15,151,533	15,050,000	101,533
09/02/09	Goldman Sachs & Co	BRL	84,995,000	45,036,005	45,113,966	(77,961)
08/20/09	Brown Brothers Harriman & Co	CAD	45,621,701	42,201,954	39,790,000	2,411,954
08/20/09	Deutsche Bank AG London	CAD	11,995,710	11,096,527	10,340,000	756,527
08/20/09	UBS AG	CAD	42,165,381	39,004,715	37,129,459	1,875,256
08/10/09	JPMorgan Chase Bank N.A	EUR	28,754,287	40,766,834	40,470,000	296,834
08/07/09	Credit Suisse London Branch	INR	1,433,200,000	29,882,532	28,977,241	905,291
08/07/09	JPMorgan Chase Bank N.A	KRW	36,911,340,000	30,052,489	29,301,151	751,338
08/26/09	Goldman Sachs & Co	NOK	181,135,110	29,407,955	28,340,000	1,067,955
09/03/09	Deutsche Bank AG London	PLN	88,860,000	30,343,965	30,052,760	291,205
08/10/09	Goldman Sachs & Co	SEK	127,012,770	17,434,622	16,353,000	1,081,622
08/10/09	JPMorgan Chase Bank N.A	SEK	234,025,688	32,123,930	30,660,000	1,463,930

Net unrealized appreciation on forward foreign exchange contracts to buy						$21,672,790

Forward Foreign Exchange Contracts to Sell

		Contracts to Deliver				Net Unrealized
Expiration			Local	Value in	In Exchange	Appreciation
Date	Counterparty		Currency	USD	for USD	(Depreciation)

08/21/09	Goldman Sachs & Co	AUD	45,412,548	37,709,849	35,835,496	$(1,874,353)
08/05/09	JPMorgan Chase Bank N.A	BRL	57,720,000	30,750,934	26,965,662	(3,785,272)
08/07/09	JPMorgan Chase Bank N.A	BRL	29,970,000	15,960,605	13,985,068	(1,975,537)
08/20/09	Brown Brothers Harriman & Co	CAD	24,178,497	22,366,107	21,890,000	(476,107)
08/20/09	Deutsche Bank AG London	CAD	12,526,343	11,587,384	10,927,670	(659,714)
08/20/09	UBS AG	CAD	63,077,952	58,349,706	55,782,837	(2,566,869)
08/10/09	Goldman Sachs & Co	EUR	11,978,640	16,982,902	16,353,000	(629,902)
08/10/09	JPMorgan Chase Bank N.A	EUR	42,480,296	60,227,095	58,502,117	(1,724,978)
08/07/09	Credit Suisse London Branch	INR	1,433,200,000	29,882,533	29,914,423	31,890
08/07/09	JPMorgan Chase Bank N.A	KRW	36,911,340,000	30,052,489	29,415,235	(637,254)
08/10/09	Goldman Sachs & Co	SEK	64,412,664	8,841,712	8,146,850	(694,862)
08/10/09	JPMorgan Chase Bank N.A	SEK	296,625,794	40,716,839	37,739,447	(2,977,392)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(17,970,350)

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2009
Artio Total Return Bond Fund
Glossary of Currencies

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
INR	—	Indian Rupee
KRW	—	South Korean Won
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
SEK	—	Swedish Krona

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited) Artio Global Funds	July 31, 2009
Artio Total Return Bond Fund

At July 31, 2009, sector diversification of the Fund’s long-term investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Corporate Bonds	45.3%	$688,118,571
U.S. Government and Agency Obligations	31.6	480,955,939
Asset Backed Securities	22.1	335,613,860
Foreign Government Bonds	3.5	53,934,376
Municipal Obligations	0.2	2,911,325
Short-Term Investments	3.7	55,979,011	*

Total Investments	106.4	1,617,513,082
Other Assets and Liabilities (Net)	(6.4)	(97,997,404)	*

Net Assets	100.0%	$1,519,515,678

*	Includes the current net notional market value of $(44,699,719) for future contracts, which is (2.94)% of net assets in cash and cash equivalents.

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

CORPORATE BONDS—56.5%

		United States — 38.9%
		Activant Solutions
2,035,000	USD	9.500% due 05/01/2016 (1)		$1,666,156

		AES Corp
3,635,000	USD	9.750 % due 04/15/2016 (1)(2)		3,816,750
2,340,000	USD	8.000 % due 06/01/2020 (1)		2,246,400

				6,063,150

		AGCO Corp
6,245,000	EUR	6.875% due 04/15/2014 (1)		8,322,618

		Airgas Inc
4,450,000	USD	7.125% due 10/01/2018 (1)(2)		4,461,125

		Alliant Techsystems
5,570,000	USD	6.750% due 04/01/2016 (1)		5,319,350

		Allison Transmission
3,695,000	USD	11.000 % due 11/01/2015 (1)(2)		3,380,925
5,732,000	USD	11.250 % due 11/01/2015 (1)(2)		4,728,900

				8,109,825

		American Airlines Pass Through Trust 1999
2,955,000	USD	7.024% due 04/15/2011		2,932,838

		Aquila Inc
3,745,000	USD	7.950% due 02/01/2011 (1)		3,871,502

		Aramark Corp
3,875,000	USD	5.000% due 06/01/2012 (1)		3,642,500

		Arch Coal
4,405,000	USD	8.750% due 08/01/2016 (1)(2)		4,471,075

		Asbury Automotive
3,945,000	USD	8.000% due 03/15/2014 (1)		3,451,875

		Avago Technologies Finance
10,598,000	USD	11.875% due 12/01/2015 (1)		11,074,910

		Calabash Re II, Series A1
250,000	USD	9.024% due 01/08/2010 (2)(3)(4)		237,588

		Calpine Construction Finance
8,205,000	USD	8.000% due 06/01/2016 (1)(2)		8,287,050

		Casella Waste Systems
5,780,000	USD	11.000% due 07/15/2014 (1)(2)		6,011,200

		CenterPoint Energy
3,425,000	USD	5.950% due 02/01/2017 (1)		3,166,265

		Chesapeake Energy
6,175,000	USD	9.500 % due 02/15/2015		6,584,094
5,775,000	EUR	6.250 % due 01/15/2017 (1)		7,409,693

				13,993,787

		CMS Energy
5,690,000	USD	8.500% due 04/15/2011 (1)		5,890,112

		Cooper-Standard Automotive
3,725,000	USD	7.000% due 12/15/2012 (1)(4)		856,750

		Delphi Corp
1,500,000	USD	6.550% due 06/15/2006 (1)(5)		9,375

		Domtar Corp
4,370,000	USD	10.750% due 06/01/2017 (1)		4,457,400

		Dresser-Rand Group
7,405,000	USD	7.375% due 11/01/2014 (1)		7,219,875

		El Paso
4,110,000	USD	12.000% due 12/12/2013 (1)		4,685,400

		Exide Technologies, Series B
12,440,000	USD	10.500% due 03/15/2013 (1)		10,574,000

		Ford Motor Credit
4,375,000	USD	7.375 % due 02/01/2011		4,219,740
6,050,000	USD	7.500 % due 08/01/2012		5,587,502

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

CORPORATE BONDS—Continued

		United States—Continued
		Ford Motor Credit—Continued
4,065,000	USD	8.000 % due 06/01/2014		$3,758,255

				13,565,497

		Freedom Group
1,500,000	USD	10.250% due 08/01/2015 (1)(2)		1,545,000

		Freeport-McMoRan C&G
7,415,000	USD	8.375% due 04/01/2017 (1)		7,871,045

		Frontier Communications
6,410,000	USD	9.000% due 08/15/2031 (1)		5,929,250

		General Motors
2,240,000	USD	7.125 % due 07/15/2013 (1)(5)		330,400
7,200,000	USD	8.800 % due 03/01/2021 (5)		1,062,000
19,245,000	USD	8.250 % due 07/15/2023 (1)(5)		2,934,863
2,485,000	USD	8.100 % due 06/15/2024 (1)(5)		360,325
2,415,000	EUR	8.375 % due 07/05/2033 (5)		400,592
3,550,000	USD	8.375 % due 07/15/2033 (1)(5)		559,125
3,460,000	USD	7.375 % due 05/23/2048 (1)(5)		484,400

				6,131,705

		HCA Inc
2,300,000	USD	5.750 % due 03/15/2014 (1)		2,035,500
1,120,000	USD	6.375 % due 01/15/2015 (1)		996,800
4,752,000	USD	6.500 % due 02/15/2016 (1)		4,241,160
1,620,000	USD	8.500 % due 04/15/2019 (1)(2)		1,668,600

				8,942,060

		Hertz Corp
10,870,000	EUR	7.875% due 01/01/2014 (1)		14,255,121

		Hexcel Corp
8,408,000	USD	6.750% due 02/01/2015 (1)		7,966,580

		IASIS Healthcare Capital
9,279,000	USD	8.750% due 06/15/2014 (1)		9,279,000

		Ingles Market
3,615,000	USD	8.875% due 05/15/2017 (1)(2)		3,669,225

		Intcomex Inc
2,140,000	USD	11.750% due 01/15/2011 (1)(4)		909,500

		Invacare Corp
7,740,000	USD	9.750% due 02/15/2015 (1)		7,933,500

		Inverness Medical Innovations
3,900,000	USD	9.000% due 05/15/2016 (1)		3,909,750

		Jarden Corp
9,269,000	USD	7.500% due 05/01/2017 (1)		8,944,585

		JP Morgan Chase Capital XX, Series T
2,460,000	USD	6.550% due 09/29/2036 (1)		2,104,417

		K Hovnanian Enterprises
1,100,000	USD	6.375 % due 12/15/2014 (1)		594,000
2,050,000	USD	6.250 % due 01/15/2015 (1)		1,107,000
7,091,000	USD	8.625 % due 01/15/2017 (1)		3,864,595

				5,565,595

		KB Home
3,410,000	USD	6.375 % due 08/15/2011 (1)		3,427,050
6,615,000	USD	5.875 % due 01/15/2015 (1)		6,019,650
1,275,000	USD	6.250 % due 06/15/2015 (1)		1,160,250
3,865,000	USD	9.100 % due 09/15/2017 (1)		3,932,638

				14,539,588

		Koppers Holdings, Multi-Coupon
5,116,000	USD	Zero Coupon due 11/15/2014 (1)(3)(6)		4,757,880

		Lennar Corp
4,600,000	USD	12.250% due 06/01/2017 (1)(2)		5,175,000

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

CORPORATE BONDS—Continued

		United States—Continued
		Level 3 Financing
6,360,000	USD	9.250 % due 11/01/2014 (1)		$5,580,900
2,500,000	USD	5.485 % due 02/15/2015 (1)(3)		1,862,500
2,550,000	USD	8.750 % due 02/15/2017 (1)		2,148,375

				9,591,775

		MacDermid Inc
9,367,000	USD	9.500% due 04/15/2017 (1)(2)		7,259,425

		Meritage Homes
6,495,000	USD	7.000 % due 05/01/2014 (1)		5,520,750
9,855,000	USD	7.731 % due 04/30/2017 (1)(2)(4)		6,701,400

				12,222,150

		Mirant Americas Generation
5,530,000	USD	8.500 % due 10/01/2021 (1)		4,700,500
8,430,000	USD	9.125 % due 05/01/2031 (1)		6,638,625

				11,339,125

		Nalco Co
3,940,000	EUR	7.750 % due 11/15/2011 (1)		5,641,794
2,885,000	EUR	9.000 % due 11/15/2013 (1)		4,192,464

				9,834,258

		New Albertsons
2,085,000	USD	7.500 % due 02/15/2011 (1)		2,126,700
2,295,000	USD	7.250 % due 05/01/2013 (1)		2,260,575

				4,387,275

		NewMarket Corp
5,045,000	USD	7.125% due 12/15/2016 (1)		4,717,075

		NRG Energy
6,731,000	USD	7.375 % due 02/01/2016 (1)		6,529,070
8,090,000	USD	8.500 % due 06/15/2019 (1)		7,998,987

				14,528,057

		Owens Brockway Glass Container
1,300,000	EUR	6.750 % due 12/01/2014 (1)		1,750,921
800,000	USD	6.750 % due 12/01/2014 (1)		782,000

				2,532,921

		Plains Exploration & Production
7,690,000	USD	10.000% due 03/01/2016 (1)		8,353,262

		Psychiatric Solutions
1,750,000	USD	7.750% due 07/15/2015 (1)(2)		1,623,125

		Qwest Corp
9,100,000	USD	3.879% due 06/15/2013 (3)		8,599,500

		Residential Reinsurance
975,000	USD	7.418% due 06/06/2011 (2)(3)(4)		905,190

		RR Donnelley & Sons
5,725,000	USD	11.250% due 02/01/2019 (1)		6,314,028

		Select Medical
3,550,000	USD	7.625 % due 02/01/2015 (1)		3,088,500
2,578,000	USD	7.654 % due 09/15/2015 (1)(3)		2,049,510

				5,138,010

		SS&C Technologies
1,230,000	USD	11.750% due 12/01/2013 (1)		1,273,050

		Stanadyne Corp
5,575,000	USD	12.000% due 02/15/2015 (1)(3)(6)		2,759,625

		Stanadyne Corp, Series 1
3,395,000	USD	10.000% due 08/15/2014 (1)(4)		2,766,925

		Sunguard Data Systems
13,265,000	USD	10.250% due 08/15/2015(1)		13,662,950

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

CORPORATE BONDS—Continued

		United States—Continued
		Supervalue Inc
530,000	USD	8.000% due 05/01/2016 (1)		$528,675

		Toll Brothers Finance
8,860,000	USD	8.910% due 10/15/2017 (1)		9,393,478

		Toys R Us Property
5,850,000	USD	10.750% due 07/15/2017 (1)(2)		6,025,500

		Tyco International Finance
2,980,000	USD	8.500% due 01/15/2019 (1)		3,458,242

		Universal Hospital Services
1,623,000	USD	4.635% due 06/01/2015 (1)(3)		1,371,435

		Vanguard Health
8,915,000	USD	9.000% due 10/01/2014 (1)		8,959,575

		Verso Paper
4,695,000	USD	11.500% due 07/01/2014 (1)(2)		4,389,825

		Verso Paper, Series B
5,500,000	USD	4.778 % due 08/01/2014 (1)(3)		2,667,500
5,050,000	USD	9.125 % due 08/01/2014 (1)		2,752,250

				5,419,750

		WCA Waste
7,325,000	USD	9.250% due 06/15/2014 (1)		6,793,937

		Wells Fargo
4,650,000	USD	7.700% due 12/29/2049 (1)(3)		4,048,564

		Williams Cos
2,050,000	USD	8.750 % due 01/15/2020 (1)		2,320,575
3,045,000	USD	7.875 % due 09/01/2021 (1)		3,318,003

				5,638,578

				445,605,309

		Netherlands — 3.9%
		ASML Holding
17,715,000	EUR	5.750% due 06/13/2017		21,473,702

		Boats Investments
5,511,539	EUR	11.000% due 03/31/2017 (1)(4)		3,672,572

		Impress Holdings
1,320,000	USD	3.634% due 09/15/2013 (1)(2)(3)(4)		1,207,800

		Impress Holdings BV
421,000	EUR	4.121 % due 09/15/2013 (1)(2)(3)		552,107
4,990,000	EUR	4.121 % due 09/15/2013 (1)(3)		6,543,979

				7,096,086

		KazMunaiGaz Finance Sub BV
6,060,000	USD	11.750% due 01/23/2015 (2)		6,332,700

		Sensata Technologies
7,315,000	EUR	9.000% due 05/01/2016 (1)(4)		5,029,858

				44,812,718

		United Kingdom — 2.3%
		Ardagh Glass Finance
4,830,000	EUR	7.125% due 06/15/2017 (1)		5,923,288

		Ardagh Glass Finance BV
2,785,000	EUR	8.875% due 07/01/2013 (1)		3,879,336

		Global Crossing UK Finance
1,660,000	USD	10.750 % due 12/15/2014 (1)		1,427,600
10,092,000	GBP	11.750 % due 12/15/2014 (1)		14,221,366

				15,648,966

		Royal Bank of Scotland, Multi-Coupon
1,800,000	USD	7.640% due 03/31/2049 (1)(3)		828,958

				26,280,548

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

CORPORATE BONDS—Continued

		Brazil — 1.7%
		CESP Companhia Energetica Sao Paulo
350,000	USD	9.250 % due 08/11/2013 (2)		$393,312
8,520,000	BRL	9.750 % due 01/15/2015 (2)(4)		4,869,180
4,125,000	BRL	9.750 % due 01/15/2015		2,357,438

				7,619,930

		ISA Capital do Brasil
5,915,000	USD	8.800% due 01/30/2017 (1)(2)		6,203,356

		Petrobras International Finance
3,120,000	USD	5.875 % due 03/01/2018 (1)		3,121,757
1,000,000	USD	8.375 % due 12/10/2018		1,156,250
1,500,000	USD	7.875 % due 03/15/2019 (1)		1,672,950

				5,950,957

				19,774,243

		Germany — 1.6%
		Unitymedia GmbH
7,605,000	EUR	3.778 % due 04/15/2013 (1)(3)		10,350,709
1,200,000	EUR	8.750 % due 02/15/2015 (1)		1,769,352
3,770,000	EUR	10.125 % due 02/15/2015 (1)		5,665,612
705,000	USD	10.375 % due 02/15/2015 (1)(2)(4)		747,300

				18,532,973

		Canada — 1.5%
		Great Canadian Gaming
6,800,000	USD	7.250% due 02/15/2015 (1)(2)		6,290,000

		Reliance Intermediate
7,800,000	USD	9.500% due 12/15/2019 (1)(2)		7,566,000

		Teck Resources
890,000	USD	9.750 % due 05/15/2014 (1)(2)		994,575
225,000	USD	10.250 % due 05/15/2016 (1)(2)		255,938
1,335,000	USD	10.750 % due 05/15/2019 (1)(2)		1,560,281

				2,810,794

				16,666,794

		Russia — 1.3%
		Evraz Group
2,050,000	USD	8.875 % due 04/24/2013 (1)		1,798,875
2,295,000	USD	8.250 % due 11/10/2015 (1)(2)		1,956,487
4,455,000	USD	8.250 % due 11/10/2015 (1)		3,831,300

				7,586,662

		TNK-BP Finance
1,915,000	USD	7.500 % due 07/18/2016 (2)		1,776,163
2,365,000	USD	6.625 % due 03/20/2017		2,039,812
4,155,000	USD	6.625 % due 03/20/2017 (2)		3,594,075

				7,410,050

				14,996,712

		Multinational — 1.1%
		ArcelorMittal Inc
7,845,000	USD	6.500 % due 04/15/2014 (1)		7,739,940
3,750,000	USD	9.850 % due 06/01/2019		4,346,730

				12,086,670

		France — 1.0%
		Europcar Groupe
5,770,000	EUR	4.781 % due 05/15/2013 (1)(2)(3)		5,971,704
1,115,000	EUR	4.781 % due 05/15/2013 (1)(3)		1,153,978
3,385,000	EUR	8.125 % due 05/15/2014 (1)		3,311,368
1,200,000	EUR	8.125 % due 05/15/2014 (1)(2)		1,173,897

				11,610,947

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

CORPORATE BONDS—Continued

		Denmark — 1.0%
		Nordic Telephone
4,080,000	EUR	6.872 % due 05/01/2016 (1)(3)		$5,581,965
1,900,000	EUR	8.250 % due 05/01/2016 (1)(2)		2,774,537
2,050,000	EUR	8.250 % due 05/01/2016 (1)		2,993,579

				11,350,081

		Greece — 0.8%
		Hellas Telecommunications
9,645,000	EUR	4.496% due 10/15/2012 (1)(3)		9,777,052

		Norway — 0.8%
		Biofuel Energy
2,900,000	USD	10.000% due 06/07/2012 (1)(4)		1,595,000

		Petromena AS
7,500,000	USD	10.850% due 11/19/2010 (1)(2)(4)(5)		2,287,500

		PetroRig III
15,000,000	NOK	Zero Coupon due 02/20/2014 (1)(2)(3)(5)		1,583,846

		Sea Production
5,900,000	USD	5.156% due 02/14/2012 (1)(2)(3)		3,245,000

				8,711,346

		Italy — 0.3%
		Wind Acquisition Finance
3,200,000	USD	11.750% due 07/15/2017 (1)(2)		3,440,000

		Mexico — 0.1%
		Axtel SAB de CV
1,170,000	USD	7.625% due 02/01/2017 (1)(2)		997,425

		Ireland — 0.1%
		Osiris Capital, Series D3
1,000,000	USD	5.509% due 01/15/2010 (2)(3)(4)		990,400

		Hungary — 0.1%
		HTCC Holdco I BV
2,162,307	EUR	9.246 % due 04/15/2013 (1)(3)(4)		628,450
766,019	EUR	9.246 % due 04/15/2013 (1)(2)(3)(4)		222,635

				851,085

		Japan — 0.0%
		AKIBARE Ltd
485,000	USD	3.666% due 05/22/2012 (2)(3)(4)		464,363

		TOTAL CORPORATE BONDS (Cost $607,512,094)		646,948,666

BANK LOANS—25.0%

		United States — 19.9%
		Allison Transmission
2,345,927	USD	3.059% due 08/07/2014 (3)		2,045,843

		Aramark Corp
547,194	USD	2.473 % due 01/26/2014 (3)		512,310
178,837	USD	1.725 % due 01/27/2014 (3)		170,119
2,736,509	USD	2.473 % due 01/27/2014 (3)		2,603,104
3,257,548	GBP	3.325 % due 01/27/2014 (3)		3,029,519

				6,315,052

		Astoria Generating Company Acquisitions
2,625,201	USD	2.095 % due 02/23/2013 (3)		2,498,317
8,590,578	USD	4.100 % due 08/23/2013 (3)		7,781,629

				10,279,946

		ATP Oil & Gas
3,524,844	USD	9.000 % due 07/15/2011 (3)		2,767,003
13,406,809	USD	8.500 % due 07/15/2014 (3)		10,524,345

				13,291,348

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

BANK LOANS—Continued

		United States—Continued
		Biomet Inc
4,837,500	USD	3.578% due 03/25/2015 (3)		$4,596,380

		Coinmach Corp
15,094,937	USD	Zero Coupon due 11/20/2014 (3)		12,038,212

		Community Health Systems
493,480	USD	2.535 % due 07/25/2014 (3)		464,797
9,673,150	USD	2.896 % due 07/25/2014 (3)		9,110,898

				9,575,695

		Covanta Energy
2,295,332	USD	0.080 % due 02/10/2014 (3)		2,200,076
4,412,713	USD	1.813 % due 02/10/2014 (3)		4,229,585

				6,429,661

		Delphi Corp
11,955,000	USD	10.500% due 07/31/2009 (3)		5,698,554

		Delta Air Lines

11,690,340	USD	3.552% due 04/30/2014 (3)		8,041,984

		Federal-Mogul
13,362,575	USD	2.244 % due 12/27/2014 (3)		10,122,150
7,201,988	USD	2.228 % due 12/27/2015 (3)		5,455,506

				15,577,656

		Ford Motor
11,533,846	USD	Zero Coupon due 12/15/2013 (3)		9,487,079
14,364,650	USD	3.496 % due 12/16/2013 (3)		12,263,820

				21,750,899

		Gate Gourmet Borrower
6,480,571	USD	Zero Coupon due 05/22/2013 (3)		4,763,220
8,943,309	USD	Zero Coupon due 05/31/2013 (3)		6,591,219

				11,354,439

		Hawker Beechcraft Acquisition
1,455,336	USD	2.388 % due 03/26/2014 (3)		995,086
85,894	USD	2.598 % due 03/26/2014 (3)		58,730

				1,053,816

		HBI Branded Apparel
6,080,000	USD	4.254% due 03/05/2014 (3)		5,857,065

		HCA Inc
6,504,102	USD	2.348% due 11/16/2012 (3)		6,136,620

		Helicon Cable
967,820	USD	3.656% due 07/31/2014 (3)(4)		546,818

		Inverness Medical
6,714,216	USD	Zero Coupon due 06/26/2015 (3)		6,252,614

		Lear Corp
20,219,374	USD	Zero Coupon due 04/25/2012 (3)		15,113,982
2,785,000	USD	Zero Coupon due 08/17/2014 (3)		2,896,400

				18,010,382

		NewPage Corp
11,426,325	USD	4.063% due 12/21/2014 (3)		9,933,761

		Progressive Moulded Products
1,875,631	USD	8.399% due 08/16/2011 (3)(4)		346,992

		Six Flags Theme Parks
2,975,000	USD	Zero Coupon due 04/30/2015 (3)		2,903,600

		Spectrum Brands
153,987	USD	2.596 % due 03/30/2013 (3)		141,155
14,876,572	EUR	5.410 % due 03/30/2013 (3)		13,463,297
5,173,675	USD	6.250 % due 03/30/2013 (3)		4,742,537

				18,346,989

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio Global High Income Fund

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

BANK LOANS—Continued

		United States—Continued
		SS&C Technologies
3,357,603	USD	2.476% due 11/28/2012 (3)		$3,013,449

		Texas Competitive Electric
12,593,296	USD	3.802% due 10/10/2014 (3)		9,748,088

		Univision Communications
23,345,000	USD	2.535% due 09/29/2014 (3)		18,904,594

				228,050,457

		Netherlands — 3.4%
		Sensata Technologies
1,989,744	USD	2.246 % due 04/26/2013 (3)		1,676,982
18,808,794	EUR	2.914 % due 04/26/2013 (3)		15,564,277

				17,241,259

		UPC Broadband
25,002,020	EUR	2.766% due 12/31/2014 (3)		21,672,940

				38,914,199

		Germany — 1.4%
		Kabel Deutschland

17,644,497	EUR	8.453% due 11/18/2014 (3)		15,339,685

		Canada — 0.3%
		Great Canadian Gaming
4,368,631	USD	2.420% due 02/13/2014 (3)		3,866,238

		TOTAL BANK LOANS (Cost $257,074,550)		286,170,579

CONVERTIBLE BONDS—4.4%

		United States — 3.6%
		Amylin Pharmaceuticals
6,295,000	USD	3.000% due 06/15/2014		4,563,875

		Carrizo Oil & Gas
18,655,000	USD	4.375% due 06/01/2028 (1)		13,711,425
		Hornbeck Offshore Services
3,260,000	USD	1.625% due 11/15/2026 (1)(3)(6)		2,673,526
		Massey Energy
15,750,000	USD	3.250% due 08/01/2015		11,970,000
		United Rentals North America
9,705,000	USD	1.875% due 10/15/2023 (1)		9,062,044

				41,980,870

		Multinational — 0.8%
		Central European Media Enterprises
11,845,000	USD	3.500% due 03/15/2013 (2)		8,765,300

		TOTAL CONVERTIBLE BONDS (Cost $40,407,637)		50,746,170

FOREIGN GOVERNMENT BONDS—1.9%

		Brazil — 0.9%
		Brazil Notas do Tesouro Nacional, Series F
19,615,000	BRL	10.000% due 01/01/2012		10,214,693

		Venezuela — 0.8%
		Venezuela Government International Bond
13,355,000	USD	9.250% due 05/07/2028		8,613,975

		Colombia — 0.2%
		Colombia Government International Bond
4,400,000,000	COP	12.000% due 10/22/2015		2,519,901

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $20,321,271)		21,348,569

PORTFOLIO OF INVESTMENTS (Unaudited) Artio Global High Income Fund	July 31, 2009

Face			(Percentage of	Market
Value	Currency	Description	Net Assets)	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—0.6%

		United States — 0.6%
		U.S. Treasury Bill
6,600,000	USD	0.010% due 10/08/2009 (Cost $6,590,114)		$6,590,114

MUNICIPAL OBLIGATIONS—0.1%

		Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2
2,250,000	USD	6.000% due 06/01/2042 (1) (Cost $1,986,000)		1,338,413

Share Amount

COMMON STOCKS—0.0%

		United States — 0.0%
28,233	USD	Federal Mogul (7) (Cost $1,040,431)		398,932

WARRANTS—0.0%

		Norway — 0.0%
136,474	USD	Biofuel Energy (4) (Cost $—)		—

Face Value

REPURCHASE AGREEMENTS—17.9%

		United States—17.9%
205,497,436	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2009, due 08/03/2009, with a maturity value of $205,497,779 and an effective yield of 0.02%, collateralized by U.S. Government Agency and Obligations, with rates ranging from 0.154%-0.186%, maturities ranging from 10/01/2009-11/05/2009 and an aggregate market value of $209,626,884. (Cost $205,497,436)		205,497,436

		TOTAL INVESTMENTS—106.4% (Cost $1,140,429,533)		1,219,038,879

		OTHER ASSETS AND LIABILITIES—(6.4)%		(73,432,528)

		TOTAL NET ASSETS —100.0%		$1,145,606,351

Notes to the Portfolio of Investments.
(1)	Callable

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

(3)	Variable Rate Security.

(4)	Illiquid security.

(5)	Defaulted Security.

(6)	Step-Coupon.

(7)	Non-income producing security.

Aggregate cost for federal income tax purposes was $1,141,060,239.
Glossary of Currencies

BRL	—	Brazilian Real
COP	—	Columbia Peso
EUR	—	Euro
GBP	—	British Pound Sterling
NOK	—	Norwegian Krone
USD	—	United States Dollar

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited) Artio Global High Income Fund	July 31, 2009
Forward Foreign Exchange Contracts to Buy

		Contracts to Receive				Net Unrealized
Expiration			Local	Value in	In Exchange	Appreciation
Date	Counterparty		Currency	USD	for USD	(Depreciation)

10/29/09	JPMorgan Chase Bank N.A	AUD	19,900,000	16,438,827	14,307,885	$2,130,942
08/03/09	Brown Brothers Harriman & Co.	EUR	1,186,000	1,681,451	1,670,125	11,326
08/04/09	Brown Brothers Harriman & Co.	EUR	3,460,000	4,905,415	4,902,820	2,595

Net unrealized appreciation on forward foreign exchange contracts to buy						$2,144,863

Forward Foreign Exchange Contracts to Sell

		Contracts to Deliver				Net Unrealized
Expiration			Local	Value in	In Exchange	Appreciation
Date	Counterparty		Currency	USD	for USD	(Depreciation)

09/14/09	Brown Brothers Harriman & Co.	EUR	65,920,483	93,463,609	92,342,449	$(1,121,161)

Glossary of Currencies

AUD	—	Australian Dollar
EUR	—	Euro

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited) Artio Global Funds Artio Global High Income Fund (Percentage of Net Assets)	July 31, 2009
At July 31, 2009, sector diversification of the Fund’s investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Corporate Bonds	56.5%	$646,948,666
Bank Loans	25.0	286,170,579
Convertible Bonds	4.4	50,746,170
Foreign Government Bonds	1.9	21,348,569
U.S. Government and Agency Obligations	0.6	6,590,114
Municipal Obligations	0.1	1,338,413
Common Stock	0.0	398,932
Warrants	0.0	0
Short-term Investments	17.9	205,497,436	*

Total Investments	106.4	1,219,038,879
Other Assets and Liabilities (Net)	(6.4)	(73,432,528)	*

Net Assets	100.0%	$1,145,606,351

*	Includes the current net notional market value of $23,990,656 for swap transaction agreements, which is 2.09% of net assets in cash and cash equivalents.

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio U.S. Microcap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—96.3%

	Semiconductors & Semiconductor Equipment—11.5%
22,310	Integrated Device Technology *		$151,039
187,230	LTX-Credence Corp *		168,507
11,227	Photronics Inc *		57,370
37,450	Silicon Image *		91,752
64,603	Trident Microsystems *		108,533

			577,201

	Health Care Equipment & Services—9.2%
3,040	Almost Family *		96,429
3,830	ArthroCare Corp *		51,705
10,350	Cutera Inc *		86,423
2,400	Genoptix Inc *		75,144
1,640	Kensey Nash *		46,838
7,640	Natus Medical *		103,904

			460,443

	Capital Goods—7.3%
5,829	BE Aerospace *		94,197
2,700	Duoyuan Global Water ADR *		80,865
6,510	Pike Electric *		68,550
10,100	Titan Machinery *		125,543

			369,155

	Diversified Financials—6.9%
2,140	Diamond Hill Investment *		121,210
9,720	Penson Worldwide *		113,432
23,410	TICC Capital		112,134

			346,776

	Consumer Durables & Apparel—6.6%
8,047	Movado Group		114,911
9,880	Perry Ellis International *		76,175
5,910	Pool Corp		139,594

			330,680

	Banks—6.0%
5,060	Abington Bancorp		41,391
12,872	Cardinal Financial		100,273
3,180	Danvers Bancorp		39,909
4,556	WSFS Financial		122,419

			303,992

	Materials—5.6%
11,040	ChemSpec International ADR *		103,003
14,880	ICO Inc *		61,454
11,670	Quadra Mining *		115,166

			279,623

	Technology Hardware & Equipment—5.4%
4,050	EMS Technologies *		89,100
10,960	Emulex Corp *		100,065
5,670	Lexmark International-Class A *		82,101

			271,266

	Consumer Services—4.8%
33,279	Morton’s Restaurant *		121,136
6,425	Red Robin Gourmet Burgers *		120,276

			241,412

	Software & Services—4.6%
1,540	CommVault Systems *		26,812
4,430	Progress Software *		100,251
2,065	SPSS Inc *		102,176

			229,239

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio U.S. Microcap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—Continued

	Pharmaceuticals & Biotechnology—4.3%
4,980	Emergent Biosolutions *		$71,513
2,710	Par Pharmaceutical *		43,929
13,650	Viropharma Inc *		100,600

			216,042

	Retailing—4.2%
21,000	Saks Inc *		107,520
30,950	Wet Seal -Class A *		102,135

			209,655

	Commercial & Professional Services—4.1%
20,250	Cenveo Inc *		97,808
54,184	GlobalOptions Group *		111,077

			208,885

	Energy—4.0%
4,670	Carrizo Oil & Gas *		88,730
7,239	Gulfport Energy *		50,456
8,940	Union Drilling *		63,921

			203,107

	Household & Personal Products—4.0%
11,490	Elizabeth Arden *		110,304
3,050	WD-40 Co		92,202

			202,506

	Transportation—3.3%
1,980	Allegiant Travel *		85,754
8,520	Celadon Group *		78,810

			164,564

	Insurance—1.9%
1,400	Hanover Insurance		55,034
800	ProAssurance Corp *		40,624

			95,658

	Telecommunication Services—1.1%
4,020	Cbeyond Inc *		56,360

	Real Estate—0.9%
2,270	Government Properties Income Trust REIT *		44,560

	Automobiles & Components—0.6%
14,050	American Axle & Manufacturing		30,910

	TOTAL COMMON STOCKS (Cost $4,044,065)		4,842,034

Face
Value	Currency

REPURCHASE AGREEMENT—6.4%

321,054	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2009, due 08/03/2009, with maturity value of $321,055 and an effective yield of 0.02%, collateralized by a U.S. Government and Agency Obligation, with a rate of 3.642%, a maturity of 05/01/2034 and an aggregate market value of $327,669. (Cost $321,054)	321,054

		TOTAL INVESTMENTS—102.7% (Cost $4,365,119)	5,163,088
		OTHER ASSETS AND LIABILITIES —(2.7)%	(134,283)

		TOTAL NET ASSETS —100.0%	$5,028,805

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

Aggregate cost for federal income tax purpose was $4,537,355.

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio U.S. Microcap Fund
Glossary of Currencies
USD — United States Dollar

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)	July 31, 2009
Artio Global Funds
Artio U.S. Microcap Fund
(Percentage of Net Assets)
At July 31, 2009, sector diversification of the Fund’s long-term investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Information Technology	21.4%	$1,077,706
Consumer Discretionary	16.2	812,657
Financials	15.7	790,987
Industrials	14.8	742,603
Healthcare	13.5	676,485
Materials	5.6	279,623
Energy	4.0	203,107
Consumer Staples	4.0	202,506
Telecommunications	1.1	56,360
Short-term Investment	6.4	321,054

Total Investments	102.7	5,163,088
Other Assets and Liabilities (Net)	(2.7)	(134,283)

Net Assets	100.0%	$5,028,805

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio U.S. Smallcap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—97.1%

	Semiconductors & Semiconductor Equipment—13.4%
29,010	Integrated Device Technology *		$196,398
289,460	LTX-Credence Corp *		260,514
10,790	Microchip Technology		290,575
57,280	Silicon Image *		140,336
76,696	Trident Microsystems *		128,849

			1,016,672

	Capital Goods—8.7%
8,670	BE Aerospace *		140,107
2,500	Duoyuan Global Water ADR *		74,875
5,280	Gardner Denver *		154,123
3,540	Shaw Group *		104,218
15,120	Titan Machinery *		187,941

			661,264

	Pharmaceuticals & Biotechnology—8.1%
12,260	Cepheid Inc *		129,588
5,280	Emergent Biosolutions *		75,821
7,680	Myriad Genetics *		210,586
4,190	Par Pharmaceutical *		67,920
17,530	Viropharma Inc *		129,196

			613,111

	Energy—7.6%
2,130	Alpha Natural Resources *		70,950
2,670	Arena Resources *		87,122
4,890	Carrizo Oil & Gas *		92,910
2,740	Comstock Resources *		105,490
5,160	Sunoco Inc		127,400
13,190	Union Drilling *		94,309

			578,181

	Diversified Financials—6.8%
11,090	optionsXpress Holdings		200,396
14,410	Penson Worldwide *		168,165
6,980	Raymond James Financial		143,230

			511,791

	Health Care Equipment & Services—6.3%
5,920	Gentiva Health Services *		125,978
2,270	Mednax Inc *		105,214
9,370	Natus Medical *		127,432
2,835	NuVasive Inc *		117,341

			475,965

	Retailing—5.6%
4,850	Abercrombie & Fitch-Class A		138,661
33,290	Saks Inc *		170,445
35,690	Wet Seal -Class A *		117,777

			426,883

	Consumer Services—5.6%
4,820	Burger King		82,036
51,594	Morton’s Restaurant *		187,802
5,520	Weight Watchers International		153,898

			423,736

	Materials—4.9%
7,550	ChemSpec International ADR *		70,441
5,570	Coeur d’Alene Mines *		79,094
3,440	Intrepid Potash *		86,894
13,440	Quadra Mining *		132,633

			369,062

	Technology Hardware & Equipment—4.5%
15,890	Emulex Corp *		145,075

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2009
Artio U.S. Smallcap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—Continued

	Technology Hardware & Equipment—Continued
13,260	Lexmark International-Class A *		$192,005

			337,080

	Banks—4.5%
1,050	First Citizens BancShares-Class A		149,132
6,990	WSFS Financial		187,821

			336,953

	Software & Services—4.3%
4,930	Progress Software *		111,566
2,635	SPSS Inc *		130,380
8,080	TiVo Inc *		82,820

			324,766

	Household & Personal Products—4.1%
17,190	Elizabeth Arden *		165,024
4,730	WD-40 Co		142,988

			308,012

	Commercial & Professional Services—3.3%
28,850	Cenveo Inc *		139,346
5,990	Geo Group *		107,700

			247,046

	Transportation—2.2%
4,780	Ryder System		167,921

	Consumer Durables & Apparel—2.1%
6,840	Pool Corp		161,561

	Insurance—1.7%
3,320	Hanover Insurance		130,509

	Real Estate—1.4%
5,500	Government Properties Income Trust REIT *		107,965

	Telecommunication Services—1.4%
7,510	Cbeyond Inc *		105,290

	Automobiles & Components—0.6%
21,010	American Axle & Manufacturing		46,222

	TOTAL COMMON STOCKS (Cost $6,140,013)		7,349,990

Face
Value	Currency

REPURCHASE AGREEMENT—4.1%

312,318	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2009, due 08/03/2009, with maturity value of $312,318 and an effective yield of 0.02%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 3.344%-3.642%, maturities ranging from 04/01/2034-05/01/2034, and an aggregate market value of $318,776. (Cost $312,318)	312,318

		TOTAL INVESTMENTS—101.2% (Cost $6,452,331)	7,662,308
		OTHER ASSETS AND LIABILITIES —(1.2)%	(93,482)

		TOTAL NET ASSETS —100.0%	$7,568,826

Notes to the Portfolio of Investments.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

Aggregate cost for federal income tax purposes was $6,552,725.
Glossary of Currencies
USD — United States Dollar

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)	July 31, 2009
Artio Global Funds Artio U.S. Smallcap Fund (Percentage of Net Assets)
At July 31, 2009, sector diversification of the Fund’s long-term investments were as follows:

	% of Net	Market
	Assets	Value
INDUSTRY SECTOR
Information Technology	22.2%	$1,678,518
Healthcare	14.4	1,089,075
Financials	14.3	1,087,218
Industrials	14.2	1,076,231
Consumer Discretionary	14.0	1,058,402
Energy	7.6	578,181
Materials	4.9	369,063
Consumer Staples	4.1	308,012
Telecommunications	1.4	105,290
Short-term Investment	4.1	312,318

Total Investments	101.2	7,662,308
Other Assets and Liabilities (Net)	(1.2)	(93,482)

Net Assets	100.0%	$7,568,826

PORTFOLIO OF INVESTMENTS (Unaudited) Artio U.S. Midcap Fund	July 31, 2009

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—97.0%

	Pharmaceuticals & Biotechnology—10.6%
1,040	Alexion Pharmaceuticals *		$45,812
1,785	Celgene Corp *		101,674
750	Cephalon Inc *		43,987
6,690	King Pharmaceuticals *		60,678
1,290	Life Technologies *		58,734
6,640	Myriad Genetics *		182,069

			492,954

	Energy—10.3%
1,350	Alpha Natural Resources *		44,969
3,340	Continental Resources *		112,992
1,950	Hess Corp		107,640
5,490	PetroHawk Energy *		133,297
3,170	Sunoco Inc		78,267

			477,165

	Retailing—7.3%
3,820	Abercrombie & Fitch-Class A		109,214
6,060	Macy’s Inc		84,294
820	Sherwin-Williams Co		47,355
3,260	Tiffany & Co		97,246

			338,109

	Consumer Services—6.6%
4,740	Burger King		80,675
19,480	Morton’s Restaurant *		70,907
3,930	Sotheby’s		59,225
3,490	Weight Watchers International		97,301

			308,108

	Software & Services—6.6%
5,440	Activision Blizzard *		62,288
400	MasterCard Inc-Class A		77,612
3,480	Paychex Inc		92,220
2,070	Sybase Inc *		74,106

			306,226

	Capital Goods—6.4%
3,390	Gardner Denver *		98,954
770	L-3 Communications		58,135
590	Precision Castparts		47,088
2,150	Rockwell Collins		90,730

			294,907

	Semiconductors & Semiconductor Equipment—6.0%
5,290	Maxim Integrated Products		93,739
6,900	Microchip Technology		185,817

			279,556

	Diversified Financials—6.0%
5,170	Raymond James Financial		106,089
980	State Street		49,294
2,630	T Rowe Price		122,847

			278,230

	Technology Hardware & Equipment—5.6%
10,050	Emulex Corp *		91,757
8,380	Lexmark International-Class A *		121,342
3,760	NCR Corp *		48,654

			261,753

	Commercial & Professional Services—4.4%
2,030	Copart Inc *		71,679
2,600	Stericycle Inc *		133,120

			204,799

PORTFOLIO OF INVESTMENTS (Unaudited) Artio U.S. Midcap Fund	July 31, 2009

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—Continued

	Health Care Equipment & Services—4.2%
1,440	CR Bard		$105,941
640	Laboratory Corp of America *		43,002
1,300	Varian Medical Systems *		45,851

			194,794

	Materials—4.0%
1,750	Cliffs Natural Resources		47,933
1,670	International Flavors & Fragrances		58,884
1,490	Mosaic Co		77,703

			184,520

	Transportation—3.8%
3,000	Ryder System		105,390
9,320	Southwest Airlines		73,162

			178,552

	Insurance—3.5%
5,080	Fidelity National Financial -Class A		72,898
2,300	Hanover Insurance		90,413

			163,311

	Banks—2.0%
2,470	PNC Financial Services		90,550

	Food, Beverage & Tobacco—1.9%
2,520	Hormel Foods		90,493

	Media—1.9%
10,620	CBS Corp-Class B		86,978

	Consumer Durables & Apparel—1.8%
3,580	Pool Corp		84,560

	Real Estate—1.5%
770	Plum Creek Timber		24,086
1,660	St Joe *		46,745

			70,831

	Telecommunication Services—1.5%
5,840	MetroPCS Communications *		69,204

	Household & Personal Products—1.1%
1,340	Mead Johnson Nutrition-Class A		48,790

	TOTAL COMMON STOCKS (Cost $3,927,520)		4,504,390

Face
Value	Currency

REPURCHASE AGREEMENT—3.6%

168,833	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2009, due 08/03/2009, with a maturity value of $168,834 and an effective yield of 0.02 % collateralized by a U.S. Government and Agency Obligation, with a rate of 5.308%, a maturity of 09/01/2035, and an aggregate market value of $175,081. (Cost $168,833)	168,833

		TOTAL INVESTMENTS—100.6% (Cost $4,096,353)	4,673,223
		OTHER ASSETS AND LIABILITIES —(0.6)%	(27,394)

		TOTAL NET ASSETS —100.0%	$4,645,829

Notes to the Portfolio of Investments.
*	Non-income producing security.
Aggregate cost for federal income tax purposes was $4,213,824.
Glossary of Currencies
USD — United States Dollar

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited) Artio Global Funds Artio U.S. Midcap Fund (Percentage of Net Assets)	July 31, 2009
At July 31, 2009, sector diversification of the Fund’s long-term investments were as follows:

	% of Net	Market
	Assets	Value
INDUSTRY SECTOR
Information Technology	18.2%	$847,536
Consumer Discretionary	17.6	817,755
Healthcare	14.8	687,747
Industrials	14.6	678,258
Financials	13.0	602,922
Energy	10.3	477,165
Materials	4.0	184,520
Consumer Staples	3.0	139,283
Telecommunications	1.5	69,204
Short-term Investment	3.6	168,833

Total Investments	100.6	4,673,223
Other Assets and Liabilities (Net)	(0.6)	(27,394)

Net Assets	100.0%	$4,645,829

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio U.S. Multicap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—99.1%

	Energy—11.5%
1,370	Alpha Natural Resources *		$45,635
3,755	Carrizo Oil & Gas *		71,345
610	Chevron Corp		42,377
1,450	Exxon Mobil		102,065
2,530	Hess Corp		139,656
4,280	PetroHawk Energy *		103,918
1,100	Ultra Petroleum *		48,532

			553,528

	Pharmaceuticals & Biotechnology—9.8%
1,630	Abbott Laboratories		73,334
820	Amgen Inc *		51,094
1,680	Celgene Corp *		95,693
2,200	Gilead Sciences *		107,646
3,520	Myriad Genetics *		96,518
900	Teva Pharmaceutical Industries Sponsored ADR		47,895

			472,180

	Diversified Financials—9.5%
1,730	American Express		49,011
5,510	Bank of America		81,493
280	Goldman Sachs		45,724
2,570	Morgan Stanley		73,245
4,530	Penson Worldwide *		52,865
1,310	State Street		65,893
1,930	T Rowe Price		90,150

			458,381

	Semiconductors & Semiconductor Equipment—8.2%
9,270	Integrated Device Technology *		62,758
3,450	Linear Technology		92,702
7,050	Microchip Technology		189,856
28,510	Trident Microsystems *		47,897

			393,213

	Health Care Equipment & Services—6.8%
1,910	Baxter International		107,667
920	Becton Dickinson		59,938
1,110	CR Bard		81,663
1,510	Medco Health Solutions *		79,818

			329,086

	Software & Services—6.1%
4,720	Activision Blizzard *		54,044
380	MasterCard Inc-Class A		73,731
2,950	Microsoft Corp		69,384
3,550	Paychex Inc		94,075

			291,234

	Retailing—6.0%
3,140	Abercrombie & Fitch-Class A		89,773
2,090	Lowe’s Cos		46,941
5,400	Macy’s Inc		75,114
2,590	Tiffany & Co		77,260

			289,088

	Technology Hardware & Equipment—5.8%
670	Apple Inc *		109,471
3,600	Dell Inc *		48,168
2,790	Hewlett-Packard Co		120,807

			278,446

	Capital Goods—5.6%
2,250	Emerson Electric		81,855
4,370	General Electric		58,558
3,900	Titan Machinery *		48,477

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio U.S. Multicap Fund

Share		(Percentage of	Market
Amount	Description	Net Assets)	Value

COMMON STOCKS—Continued

	Capital Goods—Continued
1,490	United Technologies		$81,160

			270,050

	Food, Beverage & Tobacco—5.0%
1,470	Archer-Daniels-Midland Co		44,276
3,410	PepsiCo Inc		193,518

			237,794

	Materials—4.2%
1,650	Cliffs Natural Resources		45,194
800	Freeport-McMoRan Copper & Gold		48,240
2,080	Mosaic Co		108,472

			201,906

	Consumer Services—4.1%
3,160	Sotheby’s		47,621
2,730	Starbucks Corp *		48,321
3,560	Weight Watchers International		99,253

			195,195

	Commercial & Professional Services—3.7%
12,050	Cenveo Inc *		58,202
2,325	Stericycle Inc *		119,040

			177,242

	Banks—3.6%
2,530	PNC Financial Services		92,750
3,240	Wells Fargo		79,250

			172,000

	Transportation—3.0%
2,100	Ryder System		73,773
8,780	Southwest Airlines		68,923

			142,696

	Food & Staples Retailing—1.9%
2,760	CVS Caremark		92,405

	Household & Personal Products—1.7%
1,500	Procter & Gamble		83,265

	Media—1.5%
8,890	CBS Corp-Class B		72,809

	Telecommunication Services—1.1%
13,140	Sprint Nextel Corp Series 1*		52,560

	TOTAL COMMON STOCKS (Cost $4,074,879)		4,763,078

Face
Value	Currency

REPURCHASE AGREEMENT—5.3%

256,165	USD	State Street Bank and Trust Company Repurchase Agreement, dated 07/31/2009, due 08/03/2009 with a maturity value of $256,166 and an effective yield of 0.02% collateralized by a U.S. Government and Agency Obligation, with a rate of 5.308% maturity of 09/01/2035 and an aggregate market value of $262,622. (Cost $256,165)	256,165

		TOTAL INVESTMENTS—104.4% (Cost $4,331,044)	5,019,243
		OTHER ASSETS AND LIABILITIES —(4.4)%	(212,324)

		TOTAL NET ASSETS —100.0%	$4,806,919

Notes to the Portfolio of Investments.
ADR	American Depositary Receipt

*	Non-income producing security.

Aggregate cost for federal income tax purposes was $4,492,024.

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2009
Artio U.S. Multicap Fund
Glossary of Currencies
USD — United States Dollar

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)	July 31, 2009
Artio Global Funds
Artio U.S. Multicap Fund
(Percentage of Net Assets)
At July 31, 2009, sector diversification of the Fund’s long-term investments were as follows:

	% of Net	Market
	Assets	Value

INDUSTRY SECTOR
Information Technology	20.0%	$962,893
Healthcare	16.7	801,266
Financials	13.1	630,381
Industrials	12.3	589,988
Consumer Discretionary	11.6	557,092
Energy	11.5	553,528
Consumer Staples	8.6	413,464
Materials	4.2	201,906
Telecommunications	1.1	52,560
Short-term Investment	5.3	256,165

Total Investments	104.4	5,019,243
Other Assets and Liabilities (Net)	(4.4)	(212,324)

Net Assets	100.0%	$4,806,919

ARTIO GLOBAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Significant Accounting Policies
(a) Portfolio Valuation: Equity securities, which are traded primarily on a U.S. or foreign stock exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Other Portfolio holdings which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event subsequent to the closing of a foreign exchange is likely to have changed such value, including substantial changes in the values of U.S. markets subsequent to the close of a foreign market. In these circumstances, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Global Equity Fund’s Board of Directors, the Trust’s Board of Trustees (each a “Board” and collectively, the “Boards”) or their respective delegates. Debt securities, including bank loans (other than government securities and short-term obligations) are valued by independent pricing services approved by the Boards. Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing procedures approved by the respective Board. To the extent that a Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.
The Boards have identified certain circumstances in which the use of fair value pricing method is necessary. In such circumstances, the Boards have also approved an independent fair value service for foreign equities, which may provide the fair value price. For options, swaps, and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Funds’ Pricing Committees may determine a fair value price, subject to the approval of the respective Board, based upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets.
The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. FAS 157 defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs in determining fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	—	Quoted prices in active markets for identical investments

Level 2	—	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“SFSP 157-4”). SFSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. SFSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds’ investments:
Artio Global Equity Fund Inc.
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
United States	$27,237,362	$—	$—	$27,237,362
Japan	5,309,161	—	—	5,309,161
France	3,607,742	—	—	3,607,742
Switzerland	3,537,704	—	—	3,537,704
United Kingdom	3,366,295	—	—	3,366,295
China	3,055,407	—	—	3,055,407
Canada	2,959,231	—	—	2,959,231
Australia	2,337,376	—	—	2,337,376
Germany	2,126,469	—	—	2,126,469
Brazil	1,576,386	—	—	1,576,386
Hong Kong	1,468,767	—	—	1,468,767
South Korea	1,403,793	—	—	1,403,793
Russia	912,899	—	145,920	1,058,819
Italy	918,191	—	—	918,191
Spain	793,843	—	—	793,843
Netherlands	683,782	—	—	683,782
India	543,236	—	—	543,236
Finland	434,553	—	—	434,553
Taiwan	406,761	—	—	406,761
Multinational	350,106	—	—	350,106
Austria	336,012	—	—	336,012
Czech Republic	314,619	—	—	314,619
Norway	305,263	—	—	305,263
Singapore	243,982	—	—	243,982
Portugal	215,272	—	—	215,272
Chile	194,340	—	—	194,340
South Africa	192,845	—	—	192,845
Belgium	155,050	—	—	155,050

Total Common Stocks	64,986,447	—	145,920	65,132,367

Investment Funds
United States	900,162	—	—	900,162

Total Investment Funds	900,162	—	—	900,162

Equity Linked Notes
India	—	382,609	—	382,609
Taiwan	—	307,327	—	307,327
Russia	—	—	13,317	13,317
Singapore	4,171	—	—	4,171

Total Equity Linked Notes	4,171	689,936	13,317	707,424

PREFERRED STOCKS
Brazil	402,764	—	—	402,764
Philippines	—	—	118	118

TOTAL PREFERRED STOCKS	402,764	—	118	402,882

REPURCHASE AGREEMENT
United States	—	830,280	—	830,280

TOTAL INVESTMENTS	66,293,544	1,520,216	159,355	67,973,115

Forward Foreign Exchange Contracts	247,290	39,423	—	286,713
Total	$66,540,834	$1,559,639	$159,355	$68,259,828

LIABILITIES VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Forward Foreign Exchange Contracts	$(147,448)	$(4,055)	$—	$(151,503)

Total	$(147,448)	$(4,055)	$—	$(151,503)

Artio International Equity Fund
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
United Kingdom	$1,070,824,359	$—	$—	$1,070,824,359
France	852,491,191	—	—	852,491,191
Japan	843,803,513	—	—	843,803,513
Switzerland	810,059,226	—	—	810,059,226
Germany	709,672,565	—	—	709,672,565
Australia	439,694,310	—	—	439,694,310
Netherlands	430,301,501	—	—	430,301,501
Spain	313,937,254	—	—	313,937,254
Canada	312,266,368	—	—	312,266,368
Russia	110,647,178	—	98,325,363	208,972,541
Italy	178,867,643	—	—	178,867,643
Czech Republic	175,803,652	—	—	175,803,652
Hong Kong	153,098,901	—	—	153,098,901
China	147,884,902	—	—	147,884,902
Finland	104,783,084	—	—	104,783,084
South Korea	102,728,751	—	—	102,728,751
Poland	92,424,233	—	—	92,424,233
Austria	91,422,886	—	—	91,422,886
Ukraine	29,258,217	—	54,696,358	83,954,575
Sweden	83,468,689	—	—	83,468,689
Bulgaria	24,274,942	—	53,464,055	77,738,997
Romania	75,398,442	—	2,262,465	77,660,907
Denmark	65,335,595	—	—	65,335,595
Hungary	61,318,619	—	—	61,318,619
Norway	58,533,998	—	—	58,533,998
Multinational	49,704,217	—	—	49,704,217
Belgium	44,045,346	—	—	44,045,346
Ireland	43,463,256	—	—	43,463,256
Serbia	13,041,348	—	26,179,570	39,220,918
Mexico	38,476,402	—	—	38,476,402
Lebanon	26,787,633	—	—	26,787,633
Greece	24,734,250	—	—	24,734,250
South Africa	21,271,381	—	—	21,271,381
Venezuela	—	—	18,325,016	18,325,016
Georgia	13,034,486	—	—	13,034,486
Portugal	12,924,047	—	—	12,924,047
India	12,445,563	—	—	12,445,563
Zambia	7,416,653	—	—	7,416,653
Brazil	4,386,799	—	—	4,386,799
Turkey	2,174,862	—	—	2,174,862
Turkmenistan	2,172,044	—	—	2,172,044
Slovenia	2,007,166	—	—	2,007,166
Lithuania	1,598,497	—	—	1,598,497
Croatia	34,856	—	—	34,856
Latvia	—	—	0	0

Total Common Stocks	7,658,018,825	—	253,252,827	7,911,271,652

PREFERRED STOCKS
Brazil	98,569,619	—	—	98,569,619
Germany	11,905,303	—	—	11,905,303
Bulgaria	10,231,405	—	—	10,231,405
Russia	—	—	7,180,158	7,180,158
Philippines	—	—	23,977	23,977

TOTAL PREFERRED STOCKS	120,706,327	—	7,204,135	127,910,462

Equity Linked Notes
Taiwan	—	78,834,094	—	78,834,094
India	—	38,761,216	—	38,761,216
Russia	—	—	2,839,948	2,839,948
Ukraine	—	—	187,256	187,256
Italy	33,930	—	—	33,930

Total Equity Linked Notes	33,930	117,595,310	3,027,204	120,656,444

Investment Funds
Brazil	8,652,787	—	—	8,652,787
Australia	8,031,002	—	—	8,031,002
Romania	6,133,096	—	—	6,133,096
Sweden	5,034,728	—	—	5,034,728
Russia	—	—	926,340	926,340

Total Investment Funds	27,851,613	—	926,340	28,777,953

Foreign Government Compensation Notes
Bulgaria	8,682,333	—	—	8,682,333

TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES	8,682,333	—	—	8,682,333

RIGHTS
South Korea	348,437	—	—	348,437
Serbia	1,653	—	—	1,653
Greece	0	—	—	0

TOTAL RIGHTS	350,090	—	—	350,090

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING
United States	—	168,699,670	—	168,699,670
REPURCHASE AGREEMENT	—	1,458,815,060	—	1,458,815,060
TIME DEPOSIT
United States	—	44,165,000	—	44,165,000

TOTAL INVESTMENTS	7,815,643,118	1,789,275,040	264,410,506	9,869,328,664

Forward Foreign Exchange Contracts	129,042,054	18,434,560	—	147,476,614
Financial Futures Contracts	49,244,448	55,344,541	—	104,588,989
Swaps	—	4,618,956	—	4,618,956
Total	$7,993,929,620	$1,867,673,097	$264,410,506	$10,126,013,223

LIABILITIES VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Forward Foreign Exchange Contracts	$(133,731,269)	$(4,667,720)	$—	$(138,398,989)

Financial Futures Contracts	(2,968,572)	—	—	(2,968,572)

Total	$(136,699,841)	$(4,667,720)	$—	$(141,367,561)

Artio International Equity Fund II
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
United Kingdom	$852,464,879	$—	$—	$852,464,879
France	678,519,091	—	—	678,519,091
Japan	651,730,597	—	—	651,730,597
Switzerland	624,904,354	—	—	624,904,354
Germany	570,615,656	—	—	570,615,656
Netherlands	334,259,416	—	—	334,259,416
Australia	333,424,123	—	—	333,424,123
Canada	250,103,075	—	—	250,103,075
Spain	248,592,946	—	—	248,592,946
Russia	161,972,956	—	11,965,632	173,938,588
Czech Republic	146,070,599	—	—	146,070,599
Italy	144,125,861	—	—	144,125,861
China	130,393,518	—	—	130,393,518
Hong Kong	112,538,127	—	—	112,538,127
South Korea	109,155,848	—	—	109,155,848
Poland	70,600,366	—	—	70,600,366
Sweden	70,347,383	—	—	70,347,383
Hungary	64,160,371	—	—	64,160,371
Finland	62,625,700	—	—	62,625,700
Austria	50,491,392	—	—	50,491,392
Norway	49,185,135	—	—	49,185,135
Denmark	48,311,356	—	—	48,311,356
Mexico	36,526,881	—	—	36,526,881
Belgium	35,711,285	—	—	35,711,285
Ireland	34,463,145	—	—	34,463,145
Multinational	33,253,166	—	—	33,253,166
Romania	25,654,826	—	—	25,654,826
South Africa	24,145,710	—	—	24,145,710
Lebanon	20,737,187	—	—	20,737,187
Greece	20,084,329	—	—	20,084,329
India	14,174,143	—	—	14,174,143
Ukraine	12,904,849	—	—	12,904,849
Portugal	10,291,055	—	—	10,291,055
Brazil	5,005,779	—	—	5,005,779
Turkey	2,541,197	—	—	2,541,197
Turkmenistan	2,368,442	—	—	2,368,442

Total Common Stocks	6,042,454,743	—	11,965,632	6,054,420,375

Equity Linked Notes
Taiwan	—	79,760,797	—	79,760,797
India	—	45,282,259	—	45,282,259
Russia	—	—	1,837,810	1,837,810
Italy	28,085	—	—	28,085

Total Equity Linked Notes	28,085	125,043,056	1,837,810	126,908,951

PREFERRED STOCKS Brazil	98,863,683	—	—	98,863,683
Germany	9,372,198	—	—	9,372,198
Russia	—	—	625,704	625,704
Philippines	—	—	18,068	18,068

TOTAL PREFERRED STOCKS	108,235,881	—	643,772	108,879,653

INVESTMENT FUND
Brazil	6,582,413	—	—	6,582,413
RIGHTS South Korea	398,121	—	—	398,121
Greece	0	—	—	0

TOTAL RIGHTS	398,121	—	—	398,121

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING
United States	—	64,405,976	—	64,405,976
REPURCHASE AGREEMENT
United States	—	1,498,634,267	—	1,498,634,267
TIME DEPOSIT
United States	—	35,430,000	—	35,430,000

TOTAL INVESTMENTS	6,157,699,243	1,723,513,299	14,447,214	7,895,659,756

Forward Foreign Exchange Contracts	79,289,442	14,347,991	—	93,637,433
Financial Futures Contracts	44,021,391	43,241,254	—	87,262,645
Swaps	—	5,608,278	—	5,608,278
Total	$6,281,010,076	$1,786,710,822	$14,447,214	$8,082,168,112

LIABILITIES VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Forward Foreign Exchange Contracts	$(79,196,483)	$(3,876,170)	$—	$(83,072,653)

Financial Futures Contracts	(3,178,166)	—	—	(3,178,166)

Total	$(82,374,649)	$(3,876,170)	$—	$(86,250,819)

Artio Total Return Bond Fund
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds
United States	$—	$506,694,158	$—	$506,694,158
United Kingdom	—	66,511,705	—	66,511,705
Canada	—	43,153,464	—	43,153,464
Germany	—	16,225,971	—	16,225,971
Australia	—	14,447,462	—	14,447,462
Netherlands	—	12,931,233	—	12,931,233
France	—	7,652,962	—	7,652,962
Switzerland	—	7,354,661	—	7,354,661
Finland	—	4,645,785	—	4,645,785
Brazil	—	4,302,421	—	4,302,421
Norway	—	4,198,749	—	4,198,749

Total Corporate Bonds	—	688,118,571	—	688,118,571

U.S. Government and Agency Obligations	—	480,955,939	—	480,955,939

Asset Backed Securities
United States	—	329,716,383	5,644,815	335,361,198
Russia	—	—	252,662	252,662

Total Asset Backed Securities	—	329,716,383	5,897,477	335,613,860

Foreign Government Bonds
France	—	38,695,455	—	38,695,455
Australia	—	15,238,921	—	15,238,921

TOTAL FOREIGN GOVERNMENT BONDS	—	53,934,376	—	53,934,376

Municipal Obligations
United States	—	2,911,325	—	2,911,325

Repurchase Agreement
United States	—	55,979,011	—	55,979,011

TOTAL INVESTMENTS	—	1,611,615,605	5,897,477	1,617,513,082

Forward Foreign Exchange Contracts	13,941,629	7,841,012	—	21,782,641

Total	$13,941,629	$1,619,456,617	$5,897,477	$1,639,295,723

LIABILITIES VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Forward Foreign Exchange Contracts	$(11,604,177)	$(6,476,024)	$—	$(18,080,201)

Futures	(1,074,384)	—	—	(1,074,384)

Total	$(12,678,561)	$(6,476,024)	$—	$(19,154,585)

Artio Global High Income Fund
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds
United States	$—	$436,996,518	$8,608,791	$445,605,309
Netherlands	—	39,230,753	5,581,965	44,812,718
United Kingdom	—	12,059,182	14,221,366	26,280,548
Brazil	—	14,905,063	4,869,180	19,774,243
Germany	—	17,785,673	747,300	18,532,973
Canada	—	16,666,794	—	16,666,794
Russia	—	14,996,712	—	14,996,712
Multinational	—	12,086,670	—	12,086,670
France	—	11,610,947	—	11,610,947
Denmark	—	11,350,081	—	11,350,081
Greece	—	9,777,052	—	9,777,052
Norway	—	4,828,846	3,882,500	8,711,346
Italy	—	3,440,000	—	3,440,000
Mexico	—	997,425	—	997,425
Ireland	—	—	990,400	990,400
Hungary	—	—	851,085	851,085
Japan	—	—	464,363	464,363

Total Corporate Bonds	—	606,731,716	40,216,950	646,948,666

Bank Loans United States	—	227,156,647	893,810	228,050,457
Netherlands	—	38,914,199	—	38,914,199
Germany	—	15,339,685	—	15,339,685
Canada	—	3,866,238	—	3,866,238

TOTAL BANK LOANS	—	285,276,769	893,810	286,170,579

Convertible Bonds
United States	—	41,980,870	—	41,980,870
Multinational	—	8,765,300	—	8,765,300

TOTAL CONVERTIBLE BONDS	—	50,746,170	—	50,746,170

Foreign Government Bonds
Brazil	—	10,214,693	—	10,214,693
Venezuela	—	8,613,975	—	8,613,975
Colombia	—	2,519,901	—	2,519,901

TOTAL FOREIGN GOVERNMENT BONDS	—	21,348,569	—	21,348,569

U.S. Government and Agency Obligations
United States	—	6,590,114	—	6,590,114
Municipal Obligations	—	1,338,413	—	1,338,413
Common Stocks
United States	398,932	—	—	398,932
Warrants
Norway	—	—	0	0
Repurchase Agreements
United States	—	205,497,436	—	205,497,436

TOTAL INVESTMENTS	398,932	1,177,529,187	41,110,760	1,219,038,879

Forward Foreign Exchange Contracts	2,144,863	—	—	2,144,863
Swaps	—	1,718,806	—	1,718,806
Total	$2,543,795	$1,179,247,993	$41,110,760	$1,222,902,548

LIABILITIES VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Forward Foreign Exchange Contracts	$(1,121,161)	$—	$—	$(1,121,161)

Swaps	—	(1,386,344)	—	(1,386,344)

Total	$(1,121,161)	$(1,386,344)	$—	$(2,507,505)

Artio U.S. Microcap Fund
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Semiconductors & Semiconductor Equipment	$577,201	$—	$—	$577,201
Health Care Equipment & Services	460,443	—	—	460,443
Capital Goods	369,155	—	—	369,155
Diversified Financials	346,776	—	—	346,776
Consumer Durables & Apparel	330,680	—	—	330,680
Banks	303,992	—	—	303,992
Materials	279,623	—	—	279,623
Technology Hardware & Equipment	271,266	—	—	271,266
Consumer Services	241,412	—	—	241,412
Software & Services	229,239	—	—	229,239
Pharmaceuticals & Biotechnology	216,042	—	—	216,042
Retailing	209,655	—	—	209,655
Commercial & Professional Services	208,885	—	—	208,885
Energy	203,107	—	—	203,107
Household & Personal Products	202,506	—	—	202,506
Transportation	164,564	—	—	164,564
Insurance	95,658	—	—	95,658
Telecommunication Services	56,360	—	—	56,360
Real Estate	44,560	—	—	44,560
Automobiles & Components	30,910	—	—	30,910

Total Common Stocks	4,842,034	—	—	4,842,034

REPURCHASE AGREEMENT	—	321,054	—	321,054

TOTAL INVESTMENTS	4,842,034	321,054	—	5,163,088

Total	$4,842,034	$321,054	$—	$5,163,088

Artio U.S. Smallcap Fund
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Semiconductors & Semiconductor Equipment	$1,016,672	$—	$—	$1,016,672
Capital Goods	661,264	—	—	661,264
Pharmaceuticals & Biotechnology	613,111	—	—	613,111
Energy	578,181	—	—	578,181
Diversified Financials	511,791	—	—	511,791
Health Care Equipment & Services	475,965	—	—	475,965
Retailing	426,883	—	—	426,883
Consumer Services	423,736	—	—	423,736
Materials	369,062	—	—	369,062
Technology Hardware & Equipment	337,080	—	—	337,080
Banks	336,953	—	—	336,953
Software & Services	324,766	—	—	324,766
Household & Personal Products	308,012	—	—	308,012
Commercial & Professional Services	247,046	—	—	247,046
Transportation	167,921	—	—	167,921
Consumer Durables & Apparel	161,561	—	—	161,561
Insurance	130,509	—	—	130,509
Real Estate	107,965	—	—	107,965
Telecommunication Services	105,290	—	—	105,290
Automobiles & Components	46,222	—	—	46,222

Total Common Stocks	7,349,990	—	—	7,349,990

REPURCHASE AGREEMENT	—	312,318	—	312,318

TOTAL INVESTMENTS	7,349,990	312,318	—	7,662,308

Total	$7,349,990	$312,318	$—	$7,662,308

Artio U.S. Midcap Fund
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Pharmaceuticals & Biotechnology	$492,954	$—	$—	$492,954
Energy	477,165	—	—	477,165
Retailing	338,109	—	—	338,109
Consumer Services	308,108	—	—	308,108
Software & Services	306,226	—	—	306,226
Capital Goods	294,907	—	—	294,907
Semiconductors & Semiconductor Equipment	279,556	—	—	279,556
Diversified Financials	278,230	—	—	278,230
Technology Hardware & Equipment	261,753	—	—	261,753
Commercial & Professional Services	204,799	—	—	204,799
Health Care Equipment & Services	194,794	—	—	194,794
Materials	184,520	—	—	184,520
Transportation	178,552	—	—	178,552
Insurance	163,311	—	—	163,311
Banks	90,550	—	—	90,550
Food, Beverage & Tobacco	90,493	—	—	90,493
Media	86,978	—	—	86,978
Consumer Durables & Apparel	84,560	—	—	84,560
Real Estate	70,831	—	—	70,831
Telecommunication Services	69,204	—	—	69,204
Household & Personal Products	48,790	—	—	48,790

Total Common Stocks	4,504,390	—	—	4,504,390

REPURCHASE AGREEMENT	—	168,833	—	168,833

TOTAL INVESTMENTS	4,504,390	168,833	—	4,673,223

Total	$4,504,390	$168,833	$—	$4,673,223

Artio U.S. Multicap Fund
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Energy	$553,528	$—	$—	$553,528
Pharmaceuticals & Biotechnology	472,180	—	—	472,180
Diversified Financials	458,381	—	—	458,381
Semiconductors & Semiconductor Equipment	393,213	—	—	393,213
Health Care Equipment & Services	329,086	—	—	329,086
Software & Services	291,234	—	—	291,234
Retailing	289,088	—	—	289,088
Technology Hardware & Equipment	278,446	—	—	278,446
Capital Goods	270,050	—	—	270,050
Food, Beverage & Tobacco	237,794	—	—	237,794
Materials	201,906	—	—	201,906
Consumer Services	195,195	—	—	195,195
Commercial & Professional Services	177,242	—	—	177,242
Banks	172,000	—	—	172,000
Transportation	142,696	—	—	142,696
Food & Staples Retailing	92,405	—	—	92,405
Household & Personal Products	83,265	—	—	83,265
Media	72,809	—	—	72,809
Telecommunication Services	52,560	—	—	52,560

Total Common Stocks	4,763,078	—	—	4,763,078

REPURCHASE AGREEMENT	—	256,165	—	256,165

TOTAL INVESTMENTS	4,763,078	256,165	—	5,019,243

Total	$4,763,078	$256,165	$—	$5,019,243

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Artio Global Equity Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2008 - 07/31/2009
Transfer In - Beginning of Period / Transfer Out - End of Period
Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
										(Depreciation)
				Change in						from
	Balance as of	Accrued		Unrealized						Investments
	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers in	Net Transfers	Balance as of	Held at July 31,
Investments in Securities	2008	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	to Level 3	out of Level 3	July 31, 2009	2009

Common Stocks
Hong Kong	$86	$0	$0	$26,993	$126,257	$0	$0	$(153,336)	$0	$26,993
Russia	44,230	0	(239,400)	257,630	143,435	(59,975)	0	0	145,920	19,200
Equity Linked Notes
Russia	6,726	0	(1,493)	8,158	0	(74)	0	0	13,317	7,285
PREFERRED STOCKS
Philippines	116	0	0	2	0	0	0	0	118	2

Total	$51,158	$0	$(240,893)	$292,783	$269,692	$(60,049)	$0	$(153,336)	$159,355	$53,480

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Artio International Equity Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2008 - 07/31/2009
Transfer In - Beginning of Period / Transfer Out - End of Period
Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
										(Depreciation)
				Change in						from
	Balance as of	Accrued		Unrealized						Investments
	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers in	Net Transfers	Balance as of	Held at July
Investments in Securities	2008	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	to Level 3	out of Level 3	July 31, 2009	31, 2009

Common Stocks
Bulgaria	$65,940,821	$0	$0	$(12,476,766)	$0	$0	$0	$0	$53,464,055	$(12,476,766)
Hong Kong	13,401,692	0	0	8,924,542	1,070,700	0	0	(23,396,934)	0	8,924,542
Latvia	4,708,671	0	0	(4,708,671)	0	0	0	0	0	(4,708,671)
Romania	2,861,343	0	(4,857,246)	6,387,320	0	(2,128,952)	0	0	2,262,465	1,034,047
Russia	108,624,218	0	(50,741,599)	55,305,179	0	(19,262,422)	4,399,987	0	98,325,363	17,806,709
Serbia	18,976,148	0	(842,955)	775,166	0	(225,672)	7,496,883	0	26,179,570	775,166
Ukraine	71,720,881	0	0	(23,137,562)	3,290,518	0	2,822,521	0	54,696,358	(23,137,562)
Venezuela	56,450,079	0	0	(38,132,347)	7,284	0	0	0	18,325,016	(38,132,347)
Equity Linked Notes
Russia	1,434,235	0	(318,251)	1,739,741	0	(15,777)	0	0	2,839,948	1,553,471
Ukraine	2,265,920	0	(7,428,202)	5,324,527	2,295,144	(2,270,133)	0	0	187,256	(2,107,888)
Investment Funds
Russia	6,127,002	0	(2,847,480)	(1,047,534)	0	(1,305,648)	0	0	926,340	(3,242,190)
PREFERRED STOCKS
Philippines	23,565	0	0	412	0	0	0	0	23,977	412
Russia	0	0	(750,622)	(437,757)	0	(2,475,998)	10,844,535	0	7,180,158	(437,757)

Total	$352,534,575	$0	$(67,786,355)	$(1,483,750)	$6,663,646	$(27,684,602)	$25,563,926	$(23,396,934)	$264,410,506	$(54,148,834)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Artio International Equity Fund II
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2008 - 07/31/2009
Transfer In - Beginning of Period / Transfer Out - End of Period
Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
										(Depreciation)
				Change in						from
	Balance as of	Accrued		Unrealized						Investments
	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers in	Net Transfers out	Balance as of	Held at July 31,
Investments in Securities	2008	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	to Level 3	of Level 3	July 31, 2009	2009

Common Stocks
Hong Kong	$8,342,199	$0	$0	$5,678,340	$894,722	$0	$0	$(14,915,261)	$0	$5,678,340
Russia	9,438,714	0	(14,721,664)	20,777,930	0	(5,791,537)	2,262,189	0	11,965,632	7,375,326
Equity Linked Notes
Russia	928,132	0	(205,946)	1,125,834	0	(10,210)	0	0	1,837,810	1,005,294
PREFERRED STOCKS
Philippines	17,758	0	0	310	0	0	0	0	18,068	310
Russia	0	0	(2,660,875)	1,685,611	0	(3,847,332)	5,448,300	0	625,704	1,685,611

Total	$18,726,803	$0	$(17,588,485)	$29,268,025	$894,722	$(9,649,079)	$7,710,489	$(14,915,261)	$14,447,214	$15,744,881

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Artio Total Return Bond Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2008 - 07/31/2009
Transfer In - Beginning of Period / Transfer Out - End of Period
Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
										(Depreciation)
				Change in						from
	Balance as of	Accrued		Unrealized						Investments
	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers in	Net Transfers	Balance as of	Held at July 31,
Investments in Securities	2008	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	to Level 3	out of Level 3	July 31, 2009	2009

Asset Backed Securities
Russia	$899,775	$0	$4,257	$(351,808)	$17,247	$(316,809)	$0	$0	$252,662	$(351,808)
United States	8,341,347	0	8,219	(313,772)	0	(2,390,979)	0	0	5,644,815	(313,772)

Total	$9,241,122	$0	$12,476	$(665,580)	$17,247	$(2,707,788)	$0	$0	$5,897,477	$(665,580)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Artio Global High Income Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2008 - 07/31/2009
Transfer In - Beginning of Period / Transfer Out - End of Period
Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
										(Depreciation)
				Change in						from
	Balance as of	Accrued		Unrealized						Investments
	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers in	Net Transfers	Balance as of	Held at July 31,
Investments in Securities	2008	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	to Level 3	out of Level 3	July 31, 2009	2009

Bank Loans
United States	$1,508,914	$15,589	$(505,081)	$551,867	$0	$(677,479)	$0	$0	$893,810	$551,867
Corporate Bonds
Brazil	3,237,600	(14,185)	0	1,645,765	0	0	0	0	4,869,180	1,645,765
Germany	536,858	(296)	0	210,738	0	0	0	0	747,300	210,738
Hungary	1,790,491	52,049	0	(1,314,102)	322,647	0	0	0	851,085	(1,314,102)
Ireland	993,850	(4,657)	0	1,207	0	0	0	0	990,400	1,207
Japan	478,234	0	0	(13,871)	0	0	0	0	464,363	(13,871)
Kazakhstan	882,750	(1,789)	(769,234)	745,348	0	(857,075)	0	0	0	0
Netherlands	2,605,432	191,689	(1,823,234)	3,607,600	1,433,145	(432,667)	0	0	5,581,965	3,607,600
Norway	2,320,000	0	7,000	(1,979,733)	630,500	(700,000)	3,604,733	0	3,882,500	(1,979,733)
Russia	350,000	(6,656)	(768,227)	1,165,483	0	(740,600)	0	0	0	0
United Kingdom	2,345,890	168,921	(144,737)	4,647,401	7,663,468	(459,577)	0	0	14,221,366	4,647,401
United States	3,779,223	103,943	(772,265)	(1,474,217)	4,415,019	(854,537)	3,411,625	0	8,608,791	(1,834,100)
Warrants
Norway	0	0	0	0	0	0	0	0	0	0

Total	$20,829,242	$504,608	$(4,775,778)	$7,793,486	$14,464,779	$(4,721,935)	$7,016,358	$0	$41,110,760	$5,522,772

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund’s holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.
c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses occuring between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.
d) Forward foreign currency contracts: Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss.
As part of its investment strategy, a Fund may enter into forward foreign currency contracts to manage a Fund’s portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the adviser. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract.
The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.
Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that trade thinly or are denominated in non-convertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded.
e) Bank Loans: The Global High Income Fund may invest in bank loans. Bank loans include institutionally traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.
The Global High Income Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. There was no unfunded commitment at July 31, 2009.
f) Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.
g) Financial futures contracts: In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. To the extent fluctuations in value are not settled with the counterparty on a daily basis, the Funds are also subject to the credit risk of the counterparty. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as Cash on deposit for broker. The Portfolios enter into futures contracts for hedging purposes, managing the duration and yield curve profile, market exposure or to enhance income.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.
The Funds may also enter into swap contracts that function similar to futures contracts (synthetic futures) to gain exposure or protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty, however they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit for broker. The Funds are exposed to the credit risk of the counterparty in addition to the risks described above. The accounting treatment of such contracts is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other futures contracts.

The following financial futures contracts were outstanding as of July 31, 2009:

						Net
					Notional Current	Unrealized
	Expiration				Market	Appreciation
	Date	Contracts	Description	Position	Value	(Depreciation)

International Equity Fund
(1)	8/09	4,519	BOVESPA Index	Long	$131,597,980	$5,306,538
	8/09	1,516	HANG SENG China Enterprises Index	Long	117,846,233	(2,315,082)
	8/09	3,000	HANG SENG Index	Long	394,120,038	(653,490)
(3)	8/09	23,470	S&P CNX NIFTY Index	Long	113,459,952	2,495,765
	8/09	1,409	SGX MSCI Singapore Index	Long	61,946,951	1,014,575
(3)	8/09	4,217	TAIEX Index	Long	180,772,641	14,396,790
	9/09	3,272	ASX SPI 200 Index	Long	286,094,593	19,072,035
	9/09	2,065	FTSE JES TOP 40 Index	Long	57,414,529	4,916,953
(1)	9/09	2,268	KOSPI 200 Index	Long	187,615,046	27,140,406
(3)	9/09	669	KOSPI 200 Index	Long	50,392,589	3,234,498
	9/09	514	NIKKEI 225 Index	Long	55,992,226	2,466,267
	9/09	1,100	S&P/TSE 60 Index	Long	126,542,933	4,309,074
(1)	9/09	322	Swiss Market Index	Long	17,588,147	1,465,472
	9/09	4,860	TOPIX Index	Long	487,812,385	17,465,545
(2)	9/09	1,778	WIG 20 Index	Long	13,020,515	1,305,072

						$101,620,418

International Equity Fund II
(1)	8/09	3,637	BOVESPA Index	Long	$105,913,223	$4,270,413
	8/09	1,538	HANG SENG China Enterprises Index	Long	119,556,403	(2,623,979)
	8/09	2,532	HANG SENG Index	Long	332,637,312	(554,188)
(3)	8/09	18,439	S&P CNX NIFTY Index	Long	89,138,818	1,965,869
	8/09	1,233	SGX MSCI Singapore Index	Long	54,209,078	887,110
(3)	8/09	3,225	TAIEX Index	Long	138,247,988	10,843,542
	9/09	2,763	ASX SPI 200 Index	Long	241,589,046	16,438,059
	9/09	512	DJ Euro STOXX 50 Index	Long	19,134,407	2,236,426
	9/09	1,886	FTSE JES TOP 40 Index	Long	52,437,676	4,574,230
(1)	9/09	1,445	KOSPI 200 Index	Long	119,534,278	17,264,731
(3)	9/09	798	KOSPI 200 Index	Long	62,037,372	5,683,027
	9/09	389	NIKKEI 225 Index	Long	42,375,440	2,072,498
	9/09	912	S&P/TSE 60 Index	Long	105,160,001	3,463,148
(1)	9/09	239	Swiss Market Index	Long	13,054,556	1,087,726
	9/09	3,850	TOPIX Index	Long	386,435,737	14,349,920
(2)	9/09	2,984	WIG 20 Index	Long	21,852,203	2,125,947

						$84,084,479

Total Return Bond Fund
	9/09	(95)	US Treasury 10 Year Note	Short	$(11,141,719)	$(130,789)
	9/09	(282)	US Treasury 30 Year Bond	Short	(33,558,000)	(943,595)

						$(1,074,384)

(1)	Swap transaction on futures indices for each of the respective Funds with a counterparty of Credit Suisse.

(2)	Swap transaction on futures indices for each of the respective Funds with a counterparty of Deutsche Bank.

(3)	Swap transaction on futures indices for each of the respective Funds with a counterparty of Merrill Lynch.

(4)	Swap transaction on futures indices for each of the respective Funds with a counterparty of UBS.

The unrealized appreciation for the swap transactions on futures indices are reflected in the unrealized gain/loss on financial futures in the Statement of Operations.

h) Options: The Funds may write options to generate current income and to manage investment risk. Each Fund may write put and call options on up to 25% of the value of the securities in its portfolio and will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security the Fund purchased upon exercise. The Funds will only write covered options.
The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 5% of its total assets to purchase both put and call options on portfolio securities. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.
Each Fund, except the Total Return Bond Fund, may purchase and sell call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”
A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.
The Global Equity Fund, International Equity Fund, International Equity Fund II and Global High Income Fund had the following transactions in written options during the period ended July 31, 2009:

Global Equity Fund	Number of contracts	Premium received

Options outstanding as of October 31, 2008	46,615	$6,561
Options written	23,768	7,849
Options expired	(50,615)	(10,238)
Options closed	(19,768)	(4,172)

Options outstanding as of July 31, 2009	0	$0

International Equity Fund	Number of contracts	Premium received

Options outstanding as of October 31, 2008	11,551,419	$4,290,820
Options written	59,476,263	67,625,151
Options expired	(23,896,035)	(13,034,455)
Options closed	(47,131,647)	(58,881,516)

Options outstanding as of July 31, 2009	0	$0

International Equity Fund II	Number of contracts	Premium received

Options outstanding as of October 31, 2008	6,292,270	$2,297,798
Options written	35,811,376	39,833,985
Options expired	(13,932,000)	(9,000,595)
Options closed	(28,171,646)	(33,131,188)

Options outstanding as of July 31, 2009	0	$0

Global High Income Fund	Number of contracts	Premium received

Options outstanding as of October 31, 2008	0	$0
Options written	240,000	149,261
Options expired	0	0
Options closed	(240,000)	(149,261)

Options outstanding as of July 31, 2009	0	$0
i) Swaps: The Funds may enter into interest rate, currency, index, total return and credit default swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one counterparty to be “long” a third-party credit risk, and the other counterparty to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.
The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.
Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Asset and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement.
The International Equity Fund, International Equity Fund II and Global High Income Fund, had entered into the following swap transactions as of July 31, 2009.
International Equity Fund — Total Return Swaps

Notional						Net Unrealized
Market		Expiration		Payments Made	Payments Received	Appreciation
Value	Currency	Date	Counterparty	by fund	by fund	(Depreciation)

26,588,915	EUR	NA	Deutsche Bank AG	EUR LIBOR times notional amount of 128,991 units of the Dow Jones Europe STOXX Banks Index	Total return on a basket of securities from the Dow Jones Europe STOXX Banks Index	4,618,956

$4,618,956

International Equity II Fund — Total Return Swaps

Notional						Net Unrealized
Market		Expiration		Payments Made	Payments Received	Appreciation
Value	Currency	Date	Counterparty	by fund	by fund	(Depreciation)

23,677,122	EUR	NA	Deutsche Bank AG	EUR LIBOR times notional amount of 114,865 units of the Dow Jones Europe STOXX Banks Index	Total return on a basket of securities from the Dow Jones Europe STOXX Banks Index	5,608,278

$5,608,278

Global High Income Fund-Credit Default Swaps on Credit Indices — Sell Protection (1)

	Fixed-Deal			Original	Current		Upfront
Reference	Received			Notional	Notional	Market	Premiums	Unrealized
Obligation	Rate	Maturity Date	Counterparty	Amount (2)	Amount	Value (3)	Paid/(Received)	(Depreciation)

CDX.NA.HY-9 (T)	3.75%	12/20/2012	Credit Suisse	$5,000,000	$4,300,000	$3,926,438	$380,208	$(373,562)
CDX.NA.HY- 9 (T)	3.75%	12/20/2012	Credit Suisse	2,000,000	1,720,000	1,570,575	216,769	(149,425)
CDX.NA.HY- 9 (T)	3.75%	12/20/2012	Goldman Sachs	1,000,000	860,000	785,288	107,147	(74,713)
CDX.HY- 10 (T)	5.00%	6/20/2013	Merrill Lynch	5,000,000	4,350,000	4,097,156	156,944	(252,844)
CDX.HY- 12 (T)	5.00%	6/20/2014	JP Morgan	5,000,000	3,384,375	4,253,500	1,315,625	869,125
CDX.HY- 12 (T)	5.00%	6/20/2014	UBS	5,000,000	3,403,819	4,253,500	1,296,181	849,681
CDX.HY- 12 (T)	5.00%	6/20/2014	Deutsche Bank	6,000,000	5,640,000	5,104,200	750,942	(535,800)

				29,000,000				332,462

T —	The Fund entered into this contract for speculative purposes.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer if credit event as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
j) Securities lending: The Global Equity Fund, the International Equity Fund, the International Equity Fund II, the U.S. Microcap Fund, the U.S. Smallcap Fund, the U.S. Midcap Fund and the U.S. Multicap Fund have established securities lending agreements with State Street Bank and Trust Company in which the Funds lend portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to 100% of the market value of the securities on loan. These Funds may loan securities to brokers, dealers, and financial institutions determined by the Artio Global Management LLC (formerly Julius Baer Investment Management LLC, (“Artio Global Management” or “Adviser”) to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash in U.S. Treasury Bills. These Funds receive any interest on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.
At a meeting of the Boards of the Funds on April 15, 2009, the Boards approved the reinstatement of the Funds’ securities lending program. The Boards had previously suspended the securities lending program on December 17, 2008.
k) Securities Transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method. Dividend income is recorded in the statement of operations on the ex-dividend date or when the Fund becomes aware of the dividend distribution in the case of certain foreign securities. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.
l) Quantitative Disclosure of Derivative Holdings: In March 2008, FASB issues the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial positions, performance and cash flows. At the period ended July 31, 2009, derivative summary tables for each Fund are as follow:

Artio Global Equity Fund Inc.
Asset Derivatives

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Forward Contracts	$—	286,713	—	—	—	—	$286,713

Total Value	$—	286,713	—	—	—	—	$286,713
Liability Derivatives

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Forward Contracts	$—	(151,503)	—	—	—	—	$(151,503)

Total Value	$—	(151,503)	—	—	—	—	$(151,503)

Artio International Equity Fund
Asset Derivatives

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Swaps Contracts	$4,618,956	—	—	—	—	—	$4,618,956
Futures Contracts	—	—	—	—	—	101,620,418	101,620,418
Forward Contracts	—	147,468,535	—	—	—	—	147,468,535
Rights	—	—	—	350,090	—	—	350,090

Total Value	$4,618,956	147,468,535	—	350,090	—	101,620,418	$254,057,999
Liability Derivatives

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Forward Contracts	$—	(138,390,910)	—	—	—	—	$(138,390,910)

Total Value	$—	(138,390,910)	—	—	—	—	$(138,390,910)
Number of Contracts, Notional Amounts or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Swaps Contracts	37,696,434						37,696,434
Futures Contracts						54,979	54,979
Rights				147,633			147,633

Artio International Equity Fund II
Asset Derivatives

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Swaps Contracts	$5,608,278	—	—	—	—	—	$5,608,278
Futures Contracts	—	—	—	—	—	84,084,479	84,084,479
Forward Contracts	—	93,629,293	—	—	—	—	93,629,293
Rights	—	—	—	398,121	—	—	398,121

Total Value	$5,608,278	93,629,293	—	398,121	—	84,084,479	$183,720,171

Liability Derivatives

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Forward Contracts	$—	(83,064,512)	—	—	—	—	$(83,064,512)

Total Value	$—	(83,064,512)	—	—	—	—	$(83,064,512)

Number of Contracts, Notional Amounts or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Swaps Contracts	33,568,240						33,568,240
Futures Contracts						46,382	46,382
Rights				30,858			30,858

Artio Total Return Bond Fund
Asset Derivatives

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Forward Contracts	$—	21,782,641	—	—	—	—	$21,782,641

Total Value	$—	21,782,641	—	—	—	—	$21,782,641
Liability Derivatives

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$(1,074,384)	—	—	—	—	—	$(1,074,384)
Forward Contracts	—	(18,080,201)	—	—	—	—	(18,080,201)

Total Value	$(1,074,384)	(18,080,201)	—	—	—	—	$(19,154,585)
Number of Contracts, Notional Amounts or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	(377)						(377)

Artio Global High Income Fund
Asset Derivatives

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Swaps Contracts	$—	—	6,355,962	—	—	—	$6,355,962
Forward Contracts	—	2,144,863	—	—	—	—	2,144,863

Total Value	$—	2,144,863	6,355,962	—	—	—	$8,500,825
Liability Derivatives

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Swaps Contracts	$—	—	(6,023,500)	—	—	—	$(6,023,500)
Forward Contracts	—	(1,121,161)		—	—	—	(1,121,161)

Total Value	$—	(1,121,161)	(6,023,500)	—	—	—	$(7,144,661)
Number of Contracts, Notional Amounts or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Swaps Contracts			26,270,000				26,270,000

2. Net Unrealized Tax Appreciation/Depreciation
At July 31, 2009, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis Net
		Gross	Gross	Unrealized
	Federal Income	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Global Equity Fund	$63,464,644	$7,291,700	$(2,783,229)	$4,508,471
International Equity Fund	9,605,158,408	1,218,321,129	(954,150,873)	264,170,256
International Equity Fund II	7,615,464,238	587,890,946	(307,695,428)	280,195,518
Total Return Bond Fund	1,574,623,981	58,113,115	(15,224,014)	42,889,101
Global High Income Fund	1,141,060,239	110,266,730	(32,288,090)	77,978,640
U.S. Microcap Fund	4,537,355	876,478	(250,745)	625,733
U.S. Smallcap Fund	6,552,725	1,243,866	(134,283)	1,109,583
U.S. Midcap Fund	4,213,824	538,638	(79,239)	459,399
U.S. Multicap Fund	4,492,024	569,494	(42,275)	527,219

3. Investments in Affiliated Issuers
An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of Funds’ investments in securities of these issuers for the period ended July 31, 2009, is set forth below:
International Equity Fund

	Shares Held	Purchases	Sales	Dividend	Market Value
Affiliate	July 31, 2009	(Cost)	(Proceeds)	Income	July 31, 2009

Alfa Cement	437,925	$—	$—	$—	$28,635,916
Bank Forum	8,916,599	—	—	—	7,586,186
Bank of Georgia-Registered Shares Sponsored GDR	2,190,670	—	—	—	13,034,486
Cemacon SA	14,619,597	—	46,177	—	475,666
Chimimport AD	10,693,367	230,274	—	—	17,052,339
Clear Media	30,866,602	—	—	—	14,855,701
Dragon-Ukrainian Properties & Development	12,382,906	—	528,902	—	8,519,534
DZI Insurance	354,861	—	—	148,531	4,771,435
Impact Developer & Contractor	16,912,495	—	—	—	2,262,465
Marseille-Kliniken AG	723,587	—	307	210,229	4,780,533
Polska Grupa Farmaceutyczna	1,071,000	—	—	—	13,560,441
Siderurgica Venezolana Sivensa SACA	2,847,910	—	—	5,102,819	5,264,910
Sparki Eltos Lovetch	1,425,011	—	—	—	1,632,008
Tigar ad Pirot	120,631	—	82,626	50,234	1,320,851
Toza Markovic ad Kikinda	78,160	—	—	—	3,267,330
Ukrinbank	1,153,346,022	—	—	—	512,598
Zambeef Products	9,363,990	—	—	114,022	7,416,653

					$134,949,052

Item 2. Controls and Procedures
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17CFR 270.30a-3(c)), are effective based on their evaluation, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(d)), of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a3(d) under the Act (17 CFR 270.30a-3(d) during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached hereto as Exibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artio Global Investment Funds

By:	/s/ Anthony Williams

Anthony Williams President (Principal Executive Officer)

Date:	09/29/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony Williams

Anthony Williams
President (Principal Executive Officer)

Date:	09/29/2009

By:	/s/ Craig M. Giunta

Craig M. Giunta
Chief Financial Officer (Principal Financial Officer)

Date:	09/29/2009